As filed with the Securities and Exchange Commission on April 22, 1997
                                                       Registration No. 33-49558


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO.  [ ]
                       POST-EFFECTIVE AMENDMENT NO. 9 [X]


                                     and/or


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                              Amendment No. 49 [X]
                        (Check appropriate box or boxes)

                         --------------------------------

                           WRL SERIES ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                               (Name of Depositor)
                               201 Highland Avenue
                              Largo, Florida 33770
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (813) 585-6565
                             ----------------------


                             Thomas E. Pierpan, Esq.
                  Vice President and Associate General Counsel
                   Western Reserve Life Assurance Co. of Ohio
                               201 Highland Avenue
                              Largo, Florida 33770
                     (Name and Address of Agent for Service)


                                    Copy to:

                              Stephen E. Roth, Esq.
                      Sutherland, Asbill & Brennan, L.L.P.
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004
                             ----------------------
It is proposed that this filing will become effective (check appropriate space)

__immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on MAY 1, 1997 , pursuant to paragraph (b) of Rule 485
       -----------


__60 days after filing pursuant to paragraph (a) of Rule 485


__on DATE, pursuant to paragraph (a) of Rule 485
     ----

The Registrant has chosen to register an indefinite number of securities in accordance with Rule 24f-2. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on February 21, 1997.

                           WRL SERIES ANNUITY ACCOUNT
                        POST-EFFECTIVE AMENDMENT NO. 9 TO
                        REGISTRATION STATEMENT UNDER THE
                       SECURITIES ACT OF 1933 ON FORM N-4


                              Cross Reference Sheet
                         Showing Location in Prospectus
                     and Statement of Additional Information
                             As Required by Form N-4

 FORM N-4 ITEM                              PROSPECTUS CAPTION
 -------------                              ------------------

 1.  Cover Page.......................... Cover Page

 2.  Definitions......................... Definitions of Special Terms

 3.  Synopsis or Highlights.............. Summary

 4.  Condensed Financial

     Information......................... Condensed Financial Information
                                          (See Appendix A to the Prospectus)

 5.  General Description of
     Registrant, Depositor,

     and Portfolio Companies............. Western Reserve, the Series Account,
                                          and Fund; Voting Rights

 6.  Deductions.......................... Charges and Deductions;
                                          Distribution of the Contracts

 7.  General Description of

     Variable Annuity Contracts.......... Western Reserve, the Series
                                          Account, and the Fund; The
                                          Contract; Statement of
                                          Additional Information

 8.  Annuity Period...................... The Contract - Annuity
                                          Provisions

 9.  Death Benefit....................... The Contract - Accumulation
                                          Provisions - Death Benefits
                                          during the Accumulation Period; The
                                          Contract - Annuity Provisions - Death
                                          Benefits after the Maturity Date
10. Purchases and Contract
    Value................................ The Contract - Accumulation
                                          Provisions - Purchase Payments, Net
                                          Purchase Payments, Accumulation Unit
                                          Value; Distribution of the Contract

                                      (i)

FORM N-4 ITEM                             PROSPECTUS CAPTION
-------------                             ------------------

11. Redemptions...........................The Contract - Accumulation
                                          Provisions - Partial Withdrawals and
                                          Surrenders; Other Matters Relating
                                          to the Contract - Right to Examine
                                          Contract

12. Taxes.................................Federal Tax Matters

13. Legal Proceedings.....................Legal Proceedings

14. Table of Contents of the
    Statement of Additional
    Information...........................Statement of Additional
                                          Information

                                          STATEMENT OF ADDITIONAL
FORM N-4 ITEM                             INFORMATION CAPTION

15. Cover Page............................Cover Page

16. Table of Contents.....................Table of Contents

17. General Information and

    History...............................Not Applicable

18. Services..............................Custodian; Independent
                                          Accountants

19. Purchase of Securities Being

    Offered...............................Addition, Deletion,and
                                          Substitution of Investments

20. Underwriters..........................Distribution of Contracts

21. Calculation of Performance
    Data..................................Calculation of Performance
                                          Related Information

22. Annuity Payments......................Not Applicable

23. Financial Statements..................Financial Statements


                                      (ii)

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

WRL                    WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
FREEDOM
CONQUEROR(R)           201 HIGHLAND AVENUE
                       LARGO, FLORIDA 33770
Flexible Payment       (800) 851-9777
Variable Accumulation  (813) 585-6565
Deferred Annuity
Contract               This Prospectus describes the WRL Freedom Conqueror(R)
                       Variable Annuity (the Flexible Payment "Contract"), a tax deferred variable annuity contract issued by Western
                       Reserve Life Assurance Co. of Ohio ("Western Reserve").

                       The Contract provides for accumulation of Contract values on a variable basis, a fixed basis, or a combination of both. The Contract also provides for the payment of periodic annuity payments on a variable basis or a fixed basis. If the variable basis is chosen, Contract values will be held in the WRL Series Annuity Account (the "Series Account") and will vary according to the investment performance of the underlying investment portfolios of the WRL Series Fund, Inc. (the "Fund"). If the fixed basis is chosen, Contract values will be allocated to the Fixed Account and earn interest at no less than the minimum guaranteed rate.

                       There are currently sixteen Sub-Accounts of the Series Account (in addition to the Fixed Account) available through this Contract during the Accumulation Period and after the Maturity Date. Each Sub-Account invests in one investment portfolio of the Fund and Net Purchase Payments will be allocated to one or more of these Sub-Accounts or the Fixed Account as directed by the Owner. These sixteen investment portfolios of the Fund are: the Aggressive Growth Portfolio, Emerging Growth Portfolio, Growth Portfolio, Global Portfolio, Balanced Portfolio, Strategic Total Return (formerly known as Equity-Income) Portfolio, Bond Portfolio, Short-to-Intermediate Government Portfolio, Growth & Income (formerly known as Utility) Portfolio, Money Market Portfolio, Tactical Asset Allocation Portfolio, Value Equity Portfolio, C.A.S.E. Growth Portfolio, Global Sector Portfolio, International Equity Portfolio and U.S. Equity Portfolio.

                       This Prospectus sets forth information about the Contract
PROSPECTUS DATED       that a prospective investor should know before investing.
May 1, 1997            Additional information about the Series Account has been
                       filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 1997, which is incorporated herein by reference. The Statement of Additional Information is available upon written or oral request and without charge from Western Reserve, P.O. Box 9051, Clearwater, FL 34618-9051; telephone number (800) 851-9777. The table of contents for the Statement of Additional Information appears on page 26 of this Prospectus.

                       THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, A BANK OR DEPOSITORY INSTITUTION AND THE CONTRACT IS NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY AND INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                       THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                       THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESPERSON OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                       THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUS FOR THE WRL SERIES FUND, INC. CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE IN ALL STATES. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                               TABLE OF CONTENTS



                                                                           Page
                                                                           ----
DEFINITIONS OF SPECIAL TERMS  ..........................................      1
SUMMARY  ...............................................................      3
CALCULATION OF YIELDS AND TOTAL RETURNS   ..............................      6
OTHER PERFORMANCE DATA  ................................................      7
  /bullet/ Sub-Adviser Performance  ....................................      8
  /bullet/ Other Information  ..........................................      8
PUBLISHED RATINGS ......................................................      8
WESTERN RESERVE, THE SERIES ACCOUNT, AND THE FUND  .....................      9
  /bullet/ Western Reserve Life Assurance Co. of Ohio ..................      9
  /bullet/ WRL Series Annuity Account  .................................      9
  /bullet/ WRL Series Fund, Inc. .......................................      9
CHARGES AND DEDUCTIONS  ................................................     10
  /bullet/ Withdrawal Charge  ..........................................     10
  /bullet/ Transfer Charge .............................................     11
  /bullet/ Mortality and Expense Risk Charge ...........................     11
  /bullet/ Annual Contract Charge   ....................................     11
  /bullet/ Administrative Charge .......................................     11
  /bullet/ Premium Taxes   .............................................     11
  /bullet/ Deductions for Other Taxes  .................................     12
  /bullet/ Expenses of the Fund  .......................................     12
THE CONTRACT   .........................................................     12
ACCUMULATION PROVISIONS ................................................     12
  /bullet/ Purchase Payments  ..........................................     12
  /bullet/ Net Purchase Payments .......................................     13
  /bullet/ Accumulation Unit Value  ....................................     13
  /bullet/ Computing Sub-Account Value .................................     13
  /bullet/ Transfers to and from, and among Allocation Options .........     14
  /bullet/ Dollar Cost Averaging .......................................     14
  /bullet/ Asset Rebalancing Program   .................................     14
  /bullet/ Partial Withdrawals and Surrenders   ........................     15
  /bullet/ Contract Loans For 401(a), 401(k), and 403(b) Contracts   ...     16
  /bullet/ Death Benefits during the Accumulation Period ...............     17
ANNUITY PROVISIONS   ...................................................     18
  /bullet/ Maturity Date and Selection of Annuity Options   ............     18
  /bullet/ Fixed Account Annuity Options  ..............................     19
  /bullet/ Series Account Annuity Options ..............................     19
  /bullet/ Death Benefits after the Maturity Date  .....................     20
  /bullet/ Improved Annuity Rates   ....................................     20
  /bullet/ Proof of Age, Sex, and Survival   ...........................     20
OTHER MATTERS RELATING TO THE CONTRACT .................................     20
  /bullet/ Changes in Purchase Payments   ..............................     20
  /bullet/ Right To Examine Contract   .................................     20
  /bullet/ Contract Payments  ..........................................     20
  /bullet/ Ownership    ................................................     20
  /bullet/ Annuitant ...................................................     20
  /bullet/ Beneficiary  ................................................     20
  /bullet/ Modification or Waiver   ....................................     21
FEDERAL TAX MATTERS  ...................................................     21
  /bullet/ Introduction ................................................     21
  /bullet/ Company Tax Status ..........................................     21
  /bullet/ Taxation of Annuities .......................................     21
  /bullet/ Qualified Plans .............................................     22
  /bullet/ Additional Considerations   .................................     23


                                      (i)

                                                                    Page
                                                                    ----
THE FIXED ACCOUNT   .............................................     24
  /bullet/ Minimum Guaranteed and Current Interest Rates   ......     25
  /bullet/ Fixed Account Value  .................................     25
  /bullet/ Allocations, Transfers and Partial Withdrawals  ......     25
DISTRIBUTION OF THE CONTRACTS   .................................     25
VOTING RIGHTS ...................................................     26
LEGAL PROCEEDINGS   .............................................     26
STATEMENT OF ADDITIONAL INFORMATION   ...........................     26
APPENDIX A-Condensed Financial Information  .....................    A-1


                                      (ii)

DEFINITIONS OF SPECIAL TERMS


ACCUMULATION PERIOD        The period between the Contract Date and the Maturity Date while the Contract is
                           In Force.

ACCUMULATION UNIT          An accounting unit of measure used to calculate Sub-Account values during the
 VALUE                     Accumulation Period.

ADMINISTRATIVE OFFICE      Western Reserve's administrative office for variable annuity products, the address of which is P.O. Box 5068, Clearwater, Florida 34618-5068. Telephone number:
                           1-800-851-9777; Fax number:1-800-572-0159.

ALLOCATION OPTIONS         The Fixed Account and the Sub-Accounts of the Series Account.

ANNUITANT                  The person named in the application, or as subsequently changed, to receive annuity payments. The Annuitant may be changed as provided in the Contract's death benefit provisions and annuity provisions.

ANNUITY PROCEEDS           The amount applied to purchase periodic annuity payments. Such amount is the
                           Annuity Value on the Maturity Date, less any applicable premium tax.

ANNUITY VALUE              The sum of the Series Account Value and the Fixed Account Value.

ANNUITY UNIT VALUE         An accounting unit of measure used to calculate annuity payments from certain
                           Sub-Accounts after the Maturity Date.

ANNIVERSARY                The same day and month as the Contract Date for each succeeding year the
                           Contract remains In Force.

ATTAINED AGE               The Issue Age plus the number of completed Contract Years.

BENEFICIARY                The person(s) entitled to receive the death benefit proceeds under the Contract.

CASH VALUE                 The Annuity Value less any applicable premium taxes and any Withdrawal
                           Charge.

CODE                       The Internal Revenue Code of 1986, as amended.

CONTINGENT                 The person named in the application, or subsequently designated, to become the
 BENEFICIARY               new Beneficiary upon the current Beneficiary's death.

CONTRACT DATE              The later of the date on which the initial Purchase Payment is received and the date that the properly completed application is received at Western Reserve's
                           Administrative Office.

CONTRACT YEAR              A period of twelve consecutive months beginning on the Contract Date and any
                           Anniversary thereafter.

FIXED ACCOUNT              An Allocation Option under the Contract, other than the Series Account, that provides for accumulation of Net Purchase Payments, and options for annuity payments on a fixed basis. For Contracts issued in the States of New Jersey and
                           Washington, the Fixed Account is used solely for Contract loans, and is not available for allocation of Net Purchase Payments or transfers of Annuity Value from the Sub-Accounts.

FIXED ACCOUNT VALUE        During the Accumulation Period, a Contract's value allocated to the Fixed Account.

FUND                       WRL Series Fund, Inc.

IN FORCE                   Condition under which the Contract is active and the Owner is entitled to exercise all rights under the Contract.

ISSUE AGE                  Refers to the age on the birthday nearest the Contract Date.

MATURITY DATE              The date on which the Accumulation Period ends and annuity payments are to commence.

NET PURCHASE PAYMENT       The Purchase Payment less any applicable premium taxes.

NON-QUALIFIED              Contracts issued other than in connection with retirement plans. Non-Qualified
 CONTRACTS                 Contracts do not qualify for special Federal income tax treatment under the Code.

OWNER                      The person(s) entitled to exercise all rights under the Contract. The Annuitant is the Owner unless the application states otherwise, or unless a change of ownership is made at a later time.

PORTFOLIO                  A separate investment portfolio of the Fund.

PURCHASE PAYMENTS         Amounts paid by an Owner or on the Owner's behalf to Western Reserve as consideration for the benefits provided by the Contract.

QUALIFIED CONTRACTS       Contracts issued in connection with retirement plans that qualify for special Federal income tax treatment under the Code.

SERIES ACCOUNT (OR        WRL Series Annuity Account, a separate investment account composed of several
 SEPARATE ACCOUNT)        Sub-Accounts established to receive and invest Net Purchase Payments not allocated to the Fixed Account.

SERIES ACCOUNT VALUE      During the Accumulation Period, the value in the Series Account allocable to a
                          Contract, which value is equal to the total of the values allocable to a Contract in each the Sub-Accounts during the Accumulation Period.

SUB-ACCOUNT               A sub-division of the Series Account that invests exclusively in the shares of a specified
                          Portfolio and supports the Contracts. Sub-Accounts corresponding to each applicable
                          Portfolio hold assets under the Contract during the Accumulation Period. Other Sub-Accounts corresponding to each applicable Portfolio will hold assets after the Maturity Date if a
                          Series Account annuity option is selected.

SURRENDER                 The termination of a Contract at the option of the Owner.

VALUATION DATE            Each day on which the New York Stock Exchange is open for business.

VALUATION PERIOD          The period commencing at the end of one Valuation Date and continuing to the end of the next succeeding Valuation Date.

SUMMARY

This summary provides you with an overview of the tax deferred variable annuity contract offered by Western Reserve and funded by the Series Account and the Fixed Account.

THE CONTRACT

The Contract is a tax deferred variable annuity contract that may be purchased by submitting a completed application to Western Reserve for its approval. The Contract provides for accumulation of Annuity Values on a variable basis, a fixed basis, or a combination of both. The Contract also provides for the payment of periodic annuity payments on a variable basis or a fixed basis. (See "THE CONTRACT-Accumulation Provisions" on page 12 and "-Annuity Provisions" on page 18.) (For information about tax status, see "FEDERAL TAX MATTERS" on pages 21-24.)


RIGHT TO EXAMINE CONTRACT

If an Owner is not satisfied with the Contract, it may be cancelled by returning it within ten days after receipt together with a written request for cancellation. In such event, Western Reserve will pay the Owner an amount equal to the sum of: (i) the Purchase Payments received; plus (or minus) (ii) the accumulated gains (or losses), if any, in the Series Account for the Contract as of the date Western Reserve receives the returned Contract. (In certain states, Western Reserve will refund the Purchase Payments.) (See "OTHER MATTERS
RELATING TO THE CONTRACT-Right to Examine Contract" on page 20.)


THE FUND

The underlying variable investments for the Contracts are shares of sixteen Portfolios of the Fund, namely: the Aggressive Growth Portfolio, Emerging Growth Portfolio, Growth Portfolio, Global Portfolio, Balanced Portfolio, Strategic Total Return (formerly known as Equity-Income) Portfolio, Bond Portfolio, Short-to-Intermediate Government Portfolio, Growth & Income (formerly known as Utility) Portfolio, Money Market Portfolio, Tactical Asset Allocation Portfolio, Value Equity Portfolio, C.A.S.E. Growth Portfolio, Global Sector Portfolio, International Equity Portfolio and U.S. Equity Portfolio. Western Reserve reserves the right to offer additional investment portfolios or other mutual funds with differing investment objectives. (See "WESTERN RESERVE, THE SERIES ACCOUNT, AND THE FUND-WRL Series Fund, Inc." on page 9.)


PURCHASE PAYMENTS

The Owner may make Purchase Payments at such frequency as the Owner elects. The initial Purchase Payment generally must accompany the application, and for Non-Qualified Contracts must be at least $5,000; however, a minimum initial Purchase Payment of $1,000 is allowed provided the application reflects anticipated additional monthly periodic Purchase Payments of at least $100, via electronic funds transfer from the Owner's bank account. For Individual Retirement Annuities ("IRAs"), the minimum initial Purchase Payment is
$1,000. For Qualified Contracts other than IRAs, the minimum initial Purchase Payment is $50. For all Contracts, subsequent Purchase Payments must be at least $50, unless Western Reserve consents to a smaller amount. The maximum amount of Purchase Payments that may be made in any Contract Year is $1,000,000, unless Western Reserve consents to a larger amount. Western Reserve reserves the right to reject any Purchase Payment for any reason permitted by law. (See "ACCUMULATION PROVISIONS-Purchase Payments" on page 12.)


PARTIAL WITHDRAWAL AND SURRENDER PRIVILEGE

A Contract may be surrendered or portions of the Cash Value may be partially withdrawn at any time prior to the Maturity Date. The Cash Value may not, however, be reduced by any partial withdrawal to less than $5,000. (See "THE CONTRACT-Partial Withdrawals and Surrenders" on page 15.) For Qualified Contracts issued under Code Section 403(b), certain restrictions will apply. Moreover, a partial withdrawal or Surrender may have Federal income tax consequences. (See "FEDERAL TAX MATTERS-Qualified Plans" on pages 22-23.)


WITHDRAWAL CHARGE

No deductions for sales expenses are made from Purchase Payments. A Withdrawal Charge, which is a contingent deferred sales charge, may, however, be assessed against Annuity Value when partially withdrawn or surrendered.


The length of time from receipt of a Purchase Payment to the time of a partial withdrawal or Surrender of that Purchase Payment determines whether the Withdrawal Charge will be deducted. The charge is a percentage of the amount of each Purchase Payment partially withdrawn or surrendered within seven years of its payment. In determining which amounts withdrawn are subject to the Withdrawal Charge, partial withdrawals and Surrenders will be deemed made first from Purchase Payments on a first-in, first-out basis and then from any Contract earnings. The charge is as follows:


               NUMBER OF YEARS
             FROM RECEIPT OF EACH
 CHARGE        PURCHASE PAYMENT
 ------      --------------------
  8%                  0-1
  7%                  2
  6%                  3
  5%                  4
  4%                  5
  3%                  6
  2%                  7
  0%                  Over 7


For the first withdrawal or series of Systematic Partial Withdrawals during each Contract Year, the Withdrawal Charge is waived for the first 10% of the Annuity Value that is subject to the Withdrawal Charge. No Withdrawal Charge will be assessed if Annuity Values are applied to any annuity option under the Contract. (See "CHARGES AND DEDUCTIONS-Withdrawal Charge" on page 10.) Additionally, a 10% penalty tax under Code Section 72(q) is currently imposed on partial withdrawals or Surrenders from Non-Qualified Contracts if such partial withdrawals or Surrenders are made prior to age 59-1/2 and other exceptions do not apply. (See "FEDERAL TAX MATTERS" on page 21.)

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contracts, Western Reserve imposes a 1.25% per annum charge against all Annuity Value held in the Series Account. (See "CHARGES AND DEDUCTIONS-Mortality and Expense Risk Charge" on page 11.) This charge is deducted from the Series Account both during the Accumulation Period and after the Maturity Date.


ANNUAL CONTRACT CHARGE

An Annual Contract Charge of $35 is deducted annually on the Anniversary. (See "CHARGES AND DEDUCTIONS-Annual Contract Charge", page 11.)


ADMINISTRATIVE CHARGE

Western Reserve imposes a daily Administrative Charge equal to an annual rate of 0.15% against all Annuity Value held in the Series Account. (See "CHARGES AND DEDUCTIONS-Administrative Charge" on page 11.)


PREMIUM TAXES

No deduction is made for premium taxes unless Western Reserve incurs a premium tax under state law. Certain states impose premium taxes ranging up to 3.5% of Purchase Payments. (See "CHARGES AND DEDUCTIONS-Premium Taxes" on page
11.)



CHARGES BY THE FUND

The Fund is subject to certain fees, charges and expenses. (See "WESTERN RESERVE, THE SERIES ACCOUNT, AND THE FUND-WRL Series Fund, Inc." on page 9 and the Prospectus for the Fund.) TOTAL FUND ANNUAL EXPENSES FOR THE GLOBAL SECTOR PORTFOLIO EXCEED 2.00%.

OTHER CONTRACTS

Western Reserve offers other variable annuity contracts which also invest in the same Portfolios of the Fund. These contracts may have different charges that could affect Sub-Account performance, and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call (800) 851-9777.


SUMMARY OF CHARGES AND EXPENSES

The following illustrates the charges and deductions under the Contract during the Accumulation Period, as well as the fees and expenses of the Fund.


OWNER TRANSACTION EXPENSES
 Sales Load Imposed on Purchases   ..................    None
 Maximum Withdrawal Charge
  (as a % of each Purchase Payment sur
  rendered or partially withdrawn within
  7 years upon receipt) .............................    8%
 Transfer Charge
  On first 12 transfers each year  ..................    None
  On each transfer thereafter   .....................    $10.00

ANNUAL CONTRACT CHARGE ..............................    $35.00 Per Contract

SEPARATE ACCOUNT ANNUAL EXPENSES (as a %
 of average account value)
  Mortality and Expense Risk Charge   ...............    1.25%
  Other Account Fees and Expenses
   (See "Administrative Charge," page 13)   .........    0.15%
  Total Separate Account Annual Expenses ............    1.40%


--------------------------------------------------------------------------------

FUND ANNUAL EXPENSES* (as a % of Fund average net assets)

                                          AGGRESSIVE     EMERGING
                                            GROWTH        GROWTH       GROWTH
                                           PORTFOLIO    PORTFOLIO     PORTFOLIO
                                         ------------- ------------- ------------
Management Fees ........................    0.80%         0.80%        0.80%
Other Expenses (after reimbursement) ...    0.18%         0.14%        0.08%
Total Fund Annual Expenses  ............    0.98%         0.94%        0.88%

                                                                        U.S.       INTERNATIONAL
                                            GLOBAL      BALANCED       EQUITY         EQUITY
                                          PORTFOLIO    PORTFOLIO    PORTFOLIO**     PORTFOLIO**
                                         ------------ ------------ -------------- ---------------
Management Fees ........................    0.80%        0.80%          0.80%           1.00%
Other Expenses (after reimbursement) ...    0.19%        0.17%          0.25%           0.30%
Total Fund Annual Expenses  ............    0.99%        0.97%          1.05%           1.30%



                                               SHORT-TO-      STRATEGIC
                                             INTERMEDIATE       TOTAL           GROWTH &
                                   BOND       GOVERNMENT        RETURN           INCOME
                                PORTFOLIO      PORTFOLIO     PORTFOLIO***    PORTFOLIO****
                               ------------ --------------- --------------- ----------------
Management Fees   ............     0.50%           0.60%        0.80%               0.75%
Other Expenses
 (after reimbursement)  ......     0.14%           0.16%        0.11%               0.25%
Total Fund Annual Expenses ...     0.64%           0.76%        0.91%               1.00%



                                              TACTICAL
                                  MONEY         ASSET         VALUE        C.A.S.E.      GLOBAL
                                  MARKET     ALLOCATION       EQUITY        GROWTH       SECTOR
                                PORTFOLIO     PORTFOLIO    PORTFOLIO**    PORTFOLIO    PORTFOLIO**
                               ------------ ------------- -------------- ------------ -------------
Management Fees   ............     0.40%         0.80%          0.80%        0.80%         1.10%
Other Expenses
 (after reimbursement)  ......     0.12%         0.10%          0.20%        0.20%         1.27%
Total Fund Annual Expenses ...     0.52%         0.90%          1.00%        1.00%         2.37%


----------------
* Effective January 1, 1997, the Fund adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the Fund. Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing a Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundredths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the Fund of distribution expenses with respect to any Portfolio during the fiscal year ending December 31, 1997. Prior to ISI's seeking reimbursement, Policyowners will be notified in advance.
** Because the Value Equity and Global Sector Portfolios commenced operations on May 1, 1996, the percentages set forth as "Other Expenses" and "Total Fund Annual Expenses" are annualized. Because the International Equity and U.S. Equity Portfolios commenced operations on January 2, 1997, the percentages set forth as "Other Expenses" and "Total Fund Annual Expenses" are estimates.
 *** Prior to May 1, 1997, this Portfolio was known as Equity-Income.
**** Prior to May 1, 1997, this Portfolio was known as Utility.

The purpose of the preceding Table is to assist the Owner in understanding the various costs and expenses that an Owner will bear directly and indirectly. The Table reflects charges and expenses of the Separate Account as well as the

Portfolios of the Fund for the fiscal year ended December 31, 1996, except that the "Other Expenses" and "Total Fund Annual Expenses" for the Value
Equity and Global Sector Portfolios are annualized and the "Other
Expenses" and "Total Fund Annual Expenses" for the International Equity and U.S. Equity Portfolios are estimates. Expenses of the Fund may be higher or lower in the future. Certain states and other governmental entities may impose a premium tax, which the Table does not include. For more information on the charges described in this Table, see "CHARGES AND DEDUCTIONS" on page 10 and the Fund Prospectus which accompanies this Prospectus.

WRL Investment Management, Inc. has undertaken, until at least April 30, 1998, to pay Fund expenses on behalf of the Portfolios to the extent normal operating expenses of a Portfolio exceed the following percentage of a Portfolio's average daily net assets: 0.70% for the Bond and Money Market Portfolios; 1.00% for the Aggressive Growth, Emerging Growth, Growth, Global, Balanced, Strategic Total Return, Short-to-Intermediate Government, Growth & Income, Tactical Asset Allocation, Value Equity, C.A.S.E. Growth Portfolios; 1.50% for the International Equity Portfolio; and 1.30% for the U.S. Equity Portfolio. No expense limit applies to the Global Sector Portfolio. In 1996, Western Reserve, the Fund's Investment Adviser prior to January 1, 1997, reimbursed the Value Equity Portfolio in the amount of $13,672 and the C.A.S.E. Growth Portfolio in the amount of $73,269. Without such reimbursement, the total annual Fund expenses during 1996 for the Value Equity Portfolio and the C.A.S.E. Growth Portfolio would have been 1.03% and 1.64%, respectively. See the Fund's prospectus for a description of the expense limitation applicable to each Portfolio.


EXAMPLES

1. If you surrender your Contract at the end of the applicable time period:


You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:



                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                        ---------   ----------   ----------   ----------
 Aggressive Growth Sub-Account  .....................     $105         $137         $172         $282
 Emerging Growth Sub-Account ........................      105          136          170          278
 Growth Sub-Account .................................      104          134          167          272
 Global Sub-Account .................................      105          138          173          283
 Balanced Sub-Account  ..............................      105          137          172          281
 Strategic Total Return Sub-Account   ...............      104          135          169          275
 Bond Sub-Account   .................................      102          127          155          248
 Short-to-Intermediate Government Sub-Account  ......      103          131          161          260
 Growth & Income Sub-Account ........................      105          138          173          284
 Money Market Sub-Account ...........................      101          124          149          235
 Tactical Asset Allocation Sub-Account   ............      104          135          168          274
 Value Equity Sub-Account ...........................      105          138          173          284
 C.A.S.E. Growth Sub-Account ........................      105          138          173          284
 Global Sector Sub-Account   ........................      119          178          239          410
 International Equity Sub-Account  ..................      108          147          N/A          N/A
 U.S. Equity Sub-Account  ...........................      106          139          N/A          N/A



2. If you annuitize or do not surrender at the end of the applicable time period (note that annuitization is not available prior to a Contract's fifth anniversary):

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:



                                                         1 YEAR      3 YEARS     5 YEARS      10 YEARS
                                                        --------   ----------   ----------   ----------
 Aggressive Growth Sub-Account  .....................     $25         $77          $132         $282
 Emerging Growth Sub-Account ........................      25          76           130          278
 Growth Sub-Account .................................      24          74           127          272
 Global Sub-Account .................................      25          78           133          283
 Balanced Sub-Account  ..............................      25          77           132          281
 Strategic Total Return Sub-Account   ...............      24          75           129          275
 Bond Sub-Account   .................................      22          67           115          248
 Short-to-Intermediate Government Sub-Account  ......      23          71           121          260
 Growth & Income Sub-Account ........................      25          78           133          284
 Money Market Sub-Account ...........................      21          64           109          235
 Tactical Asset Allocation Sub-Account   ............      24          75           128          274
 Value Equity Sub-Account ...........................      25          78           133          284
 C.A.S.E. Growth Sub-Account ........................      25          78           133          284
 Global Sector Sub-Account   ........................      39         118           199          410
 International Sub-Account   ........................      28          87           N/A          N/A
 U.S. Equity Sub-Account  ...........................      26          79           N/A          N/A



THE ABOVE EXAMPLES ASSUME THAT NO TRANSFER CHARGES HAVE BEEN ASSESSED. IN ADDITION, THE EXAMPLES FACTOR IN THE $35 ANNUAL CONTRACT CHARGE BASED ON AN AVERAGE SERIES ACCOUNT VALUE PER CONTRACT OF $33,268, WHICH CONVERTS THAT CHARGE TO AN ANNUAL RATE OF 0.10% OF THE SERIES ACCOUNT VALUE.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND THE ACTUAL EXPENSES PAID MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

DEATH BENEFIT

If the Annuitant is also the Owner, or if the Owner is not a natural person, and the Annuitant dies at any time before the Maturity Date, a death benefit will be provided, unless certain elections have been made that would keep the Contract In Force. After the Maturity Date, death benefits will be paid in accordance with the annuity option then in effect. (See "ACCUMULATION PROVISIONS-Death Benefits during the Accumulation Period" on page 17 and "ANNUITY PROVISIONS-Death Benefits after the Maturity Date" on page 20.)


ANNUITY PAYMENT OPTIONS

Annuity payment options are available under the Contract for distribution of the Annuity Proceeds after the Maturity Date. The Maturity Date may not be earlier than the end of the fifth Contract Year and cannot be deferred beyond the Annuitant reaching Attained Age 90. Subject to these limitations, the default Maturity Date may be changed by the Owner, at any time prior to that date, by delivering a written request to Western Reserve. (See "ANNUITY PROVISIONS-Maturity Date and Selection of Annuity Options" on page 18.)


TRANSFERS

Prior to the Maturity Date, the Owner may transfer any or all of the Annuity Value from a Sub-Account to the Fixed Account, from the Fixed Account to a Sub-Account (subject to certain restrictions), or among the Sub-Accounts. (For Contracts issued in the States of New Jersey and Washington, the Fixed Account is not available for transfers of Annuity Value from the Sub-Accounts.) (See "THE CONTRACT-ACCUMULATION PROVISIONS-Transfers to and from, and among Allocation Options," on page 14.) Twelve transfers are permitted without charge in a Contract Year. Each additional transfer will be subject to a transfer charge of $10. This charge will not be increased. Certain restrictions apply to transfers from the Fixed Account. Western Reserve may, at any time, revoke or modify the transfer privilege. (See "ACCUMULATION PROVISIONS-Transfers to and from, and among Allocation Options" on page 14 and "THE FIXED ACCOUNT-Allocations, Transfers and Partial Withdrawals" on page 25.)


FIXED ACCOUNT

Fixed Account Values will be held in the general account of Western Reserve and earn interest at no less than the minimum guaranteed rate. The Fixed Account is discussed in the section entitled "THE FIXED ACCOUNT" beginning on page
24.



CONDENSED FINANCIAL INFORMATION

A table that contains the accumulation unit value history of the Sub-Accounts is presented in Appendix A-Condensed Financial Information.


CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, Western Reserve may disclose in advertisements and sales literature yields and total returns for the Sub-Accounts representing the Accumulation Period under a Contract. In addition, Western Reserve may, on the same basis, advertise the effective yield of the Money Market Sub-Account under a Contract. THESE YIELDS AND TOTAL RETURNS ARE BASED ON THE SUB-ACCOUNTS' HISTORICAL PERFORMANCE ONLY AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. For more detailed information about the performance data calculations described below, see the Statement of Additional Information.

YIELD

The yield of the Money Market Sub-Account refers to the annualized income produced by a hypothetical Series Account Value in the Money Market Sub-Account under a Contract over a specified seven day period. The yield calculation assumes that the same amount of income produced for that seven day period is also produced for each seven day period over a fifty-two week period and is shown as a percentage of the Series Account Value. The effective yield is calculated similarly but, when annualized, the income earned by the Series Account Value in the Money Market Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment of income. Based on the method of calculation described in the Statement of Additional Information, for the seven-day period ended December 31, 1996, the current yield and effective yield for the Money Market Sub-Account were as follows:

      Current Yield  = 3.66%

      Effective Yield= 3.73%

The yield of a Sub-Account other than the Money Market Sub-Account ("other Sub-Account"), refers to the income produced by a hypothetical Series Account Value in the other Sub-Account over a specified thirty day period expressed as a percentage rate of return for that period. The yield is calculated by assuming that the income produced by the investment during that thirty day period is produced each thirty day period over a twelve month period and is shown as a percentage of the Series Account Value. Based on the method of calculation described in the Statement of Additional Information, for the thirty day period ended December 31, 1996, the yield for the following Sub-Accounts was as follows:

      Bond Sub-Account           = 4.12%

      Short-to-Intermediate
          Government Sub-Account = 3.81%

TOTAL RETURN

The average annual total return of the Sub-Accounts shown below is based upon the actual historical performance of the Sub-Accounts. The calculations represent the performance of a hypothetical initial Purchase Payment of $1,000 over certain stated periods of time. Total return is calculated according to the formula provided in the Statement of Additional Information.

THE STANDARD TOTAL RETURN CALCULATIONS IN THE TABLE BELOW HAVE BEEN REDUCED BY ALL FEES AND CHARGES UNDER THE CONTRACT. Such fees and charges include the Mortality and Expense Risk Charge of 1.25%, the Administrative Charge of 0.15%, and the $35 Annual Contract Charge based on an average Series Account Value of $33,268, which translates into an annual charge of 0.10%. The total return calculations in the table below also assume a complete surrender of the Contract at the end of the period, and therefore THE WITHDRAWAL CHARGE IS DEDUCTED.

THE STANDARD AVERAGE ANNUAL TOTAL RETURNS OF THE SUB-ACCOUNTS SINCE THE INCEPTION OF EACH SUB-ACCOUNT IS:



                                      PERIOD ENDED DECEMBER 31, 1996
                           -----------------------------------------------------
                             ONE      THREE      FIVE      FROM      INCEPTION
SUB-ACCOUNT                  YEAR     YEARS     YEARS    INCEPTION     DATE*
-----------                --------- --------- -------- ------------ -----------
Growth                         8.16%     13.50%    N/A       11.28%    12/3/92
Bond                          -9.38%      1.17%    N/A        4.37%    12/3/92
Money Market                  -4.47%      1.20%    N/A        1.38%    12/3/92
Global                        17.76%     13.09%    N/A       18.32%    12/3/92
Short-to-Intermediate
 Government                   -6.08%      1.91%    N/A        2.51%    12/3/92
Emerging Growth                9.04%     14.10%    N/A       17.37%     3/1/93
Strategic Total Return**       5.25%      9.23%    N/A       10.60%     3/1/93
Aggressive Growth              0.76%        N/A    N/A       11.90%     3/1/94
Balanced                       1.06%        N/A    N/A        4.44%     3/1/94
Growth & Income***             1.96%        N/A    N/A        7.01%     3/1/94
Tactical Asset
 Allocation                    4.70%        N/A    N/A       12.04%     1/3/95
C.A.S.E. Growth                  N/A        N/A    N/A       -0.34%     5/1/96
Value Equity                     N/A        N/A    N/A        4.06%     5/1/96
Global Sector                    N/A        N/A    N/A       -2.98%     5/1/96



----------------
 *  Commencement of operations of the Sub-Account.
 ** Prior to May 1, 1997, this Sub-Account was known as Equity-Income. *** Prior to May 1, 1997, this Sub-Account was known as Utility.

Because the International Equity and U.S. Equity Sub-Accounts had not yet commenced operations as of December 31, 1996, no performance information is provided for these Sub-Accounts.


OTHER PERFORMANCE DATA

Western Reserve may from time to time disclose in advertisements and sales literature average annual total return in non-standard formats and cumulative total return for the Contracts.

Western Reserve may from time to time also disclose in advertisements and sales literature yields and non-standard total returns for the Sub-Accounts (some of which do not include Contract and Series Account fees and charges) including such disclosure for periods prior to the date the Series Account commenced operations.

Western Reserve may present hypothetical illustrations that present average total return performance information for the hypothetical Contract, assuming allocation of net premium payments to the Sub-Accounts, and reflects the performance of those Sub-Accounts for the duration of the allocations under the hypothetical Contract. The information presented may be compared to various indices.

Western Reserve may also present total returns based on the performance of the Portfolios from the time the Portfolios began operations. Some Portfolios were in existence before their corresponding Sub-Accounts. The calculations in the table below show the actual average annual total return for the Portfolios reduced by all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the Mortality and Expense Risk Charge of 1.25%, the Administrative Charge of 0.15%, and the $35 Annual Contract Charge based on an average Series Account value of $33,268, which translates that charge into an annual rate of 0.10%. The total return calculations below also assume a complete surrender of the Contract at the end of the period, and therefore THE WITHDRAWAL CHARGE IS DEDUCTED.

THE STANDARD AVERAGE ANNUAL TOTAL RETURNS OF THE SUB-ACCOUNTS SINCE THE INCEPTION OF EACH PORTFOLIO IS:



                                        PERIOD ENDED DECEMBER 31, 1996
                        ---------------------------------------------------------------
                          ONE      THREE     FIVE      TEN        FROM      INCEPTION
SUB-ACCOUNT               YEAR     YEARS     YEARS    YEARS     INCEPTION      DATE
-----------             --------- --------- -------- --------- ------------ -----------
Growth                      8.16%     13.50%  8.64%     16.20%     15.89%     10/2/86*
Bond                       -9.38%      1.17%  4.36%      5.78%      6.01%     10/2/86*
Money Market               -4.47%      1.20%  1.50%      3.41%      3.40%     10/2/86*
Global                     17.76%     13.09%    N/A        N/A     18.32%    12/3/92**
Short-to-Intermediate
 Government                -6.08%      1.91%    N/A        N/A      2.51%    12/3/92**
Emerging Growth             9.04%     14.10%    N/A        N/A     17.37%     3/1/93**
Strategic Total
 Return****                 5.25%      9.23%    N/A        N/A     10.60%     3/1/93**
Aggressive Growth           0.76%        N/A    N/A        N/A     11.90%     3/1/94**
Balanced                    1.06%        N/A    N/A        N/A      4.44%     3/1/94**
Growth &
 Income*****                1.96%        N/A    N/A        N/A      7.01%     3/1/94**
Tactical Asset
 Allocation                 4.70%        N/A    N/A        N/A     12.04%     1/3/95**
C.A.S.E. Growth             7.73%        N/A    N/A        N/A     13.37%      5/1/95*
Value Equity                  N/A        N/A    N/A        N/A      4.06%     5/1/96**
Global Sector                 N/A        N/A    N/A        N/A     -2.98%     5/1/96**



----------------
   *  Commencement of operations of the Fund's Portfolio.
  **  Commencement of operations of the Sub-Account.
 *** The calculation of total return performance for the Growth, Bond and Money Market Sub-Accounts prior to December 3, 1992 reflects deductions for the mortality and expense risk charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the Sub-Accounts had actually been in existence since the inception of the Portfolio.
 **** Prior to May 1, 1997, this Sub-Account was known as Equity-Income.
***** Prior to May 1, 1997, this Sub-Account was known as Utility.

NON-STANDARD PERFORMANCE DATA WILL ONLY BE DISCLOSED IF THE STANDARD PERFORMANCE DATA FOR THE REQUIRED PERIODS IS ALSO DISCLOSED.

Western Reserve may also present non-standard total returns based on the actual performance of the Portfolios, which were in existence prior to the Sub-Account's inception. The table below shows the actual average annual total return for the Portfolios reduced by all fees and charges of the Contract, as if the Contract had been in existence, EXCEPT THAT THE WITHDRAWAL CHARGE IS NOT DEDUCTED. Such fees and charges include the Mortality and Expense Risk Charge of 1.25%, the Administrative Charge of 0.15%, and the $35 Annual Contract Charge based on an average Series Account Value of $33,268, which translates that charge into an annual rate of 0.10%.

THE NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS OF THE SUB-ACCOUNTS SINCE THE INCEPTION OF EACH PORTFOLIO IS:



                                        PERIOD ENDED DECEMBER 31, 1996
                        ---------------------------------------------------------------
                          ONE      THREE     FIVE      TEN        FROM      INCEPTION
SUB-ACCOUNT               YEAR     YEARS     YEARS    YEARS     INCEPTION      DATE
-----------             --------- --------- -------- --------- ------------ -----------
Growth                      16.16%    15.03%  9.44%          %      15.89%    10/2/86*
Bond                        -1.38%     3.08%  5.16%          %       6.01%    10/2/86*
Money Market                 3.53%     3.12%  2.30%          %       3.40%    10/2/86*
Global                      25.76%    14.63%    N/A        N/A      19.04%   12/3/92**
Short-to-Intermediate
 Government                  1.92%     3.80%    N/A        N/A       3.62%   12/3/92**
Emerging Growth             17.04%    15.62%    N/A        N/A      18.35%    3/1/93**
Strategic Total
 Return***                  13.25%    10.88%    N/A        N/A      11.75%    3/1/93**
Aggressive Growth            8.76%       N/A    N/A        N/A      13.88%    3/1/94**
Balanced                     9.06%       N/A    N/A        N/A       6.67%    3/1/94**
Growth & Income****          9.96%       N/A    N/A        N/A       9.15%    3/1/94**
Tactical Asset
 Allocation                 12.70%       N/A    N/A        N/A      15.57%    1/3/95**

                                 PERIOD ENDED DECEMBER 31, 1996
                  ------------------------------------------------------------
                    ONE     THREE     FIVE     TEN       FROM      INCEPTION
SUB-ACCOUNT        YEAR     YEARS    YEARS    YEARS    INCEPTION      DATE
-----------       -------- -------- -------- -------- ------------ -----------
C.A.S.E. Growth      7.66%     N/A      N/A      N/A       16.28%    5/1/95*
Value Equity           N/A     N/A      N/A      N/A       12.06%   5/1/96**
Global Sector          N/A     N/A      N/A      N/A        5.02%   5/1/96**



----------------
   * Commencement of operations of the Fund's Portfolio.
  ** Commencement of operations of these Sub-Accounts.
 *** Prior to May 1, 1997, this Sub-Account was known as Equity-Income. **** Prior to May 1, 1997, this Sub-Account was known as Utility.

Because the International Equity and U.S. Equity Sub-Accounts had not commenced operations as of December 31, 1996, no performance information is provided for these Sub-Accounts.

SUB-ADVISER PERFORMANCE

The Prospectus for the Fund presents the total returns of certain existing SEC-registered funds that are managed by Sub-Advisers for the Portfolios and that have investment objectives, policies, and strategies substantially similar to those of certain Portfolios ("Similar Sub-Adviser Funds"). The Prospectus for the Fund also presents the hypothetical total returns of a composite of private accounts managed by certain Sub-Advisers for the Portfolios that have investment objectives, policies and strategies substantially similar to those of certain Portfolios ("Similar Sub-Adviser Accounts"). NONE OF THE FEES AND CHARGES UNDER THE CONTRACT HAVE BEEN DEDUCTED FROM SUCH SUB-ADVISER PERFORMANCE DATA. IF THOSE FEES AND CHARGES WERE DEDUCTED, THE INVESTMENT RETURNS WOULD BE LOWER. THE SIMILAR SUB-ADVISER FUNDS AND SIMILAR SUB-ADVISER ACCOUNTS ARE NOT AVAILABLE FOR INVESTMENT UNDER THE CONTRACT. For more information on Sub-Adviser Performance, see the Prospectus for the Fund.


OTHER INFORMATION

Western Reserve may compare the performance of each Sub-Account in advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. For this purpose, Western Reserve may use as sources of performance comparison such organizations as Lipper Analytical Services, Inc. ("Lipper"), Variable Annuity Research &
Data Service ("VARDS"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. ("Morningstar"), or other services, companies, individuals or industry or financial publications of general interest, such as FORBES, MONEY, THE WALL STREET JOURNAL, BUSINESS WEEK, BARRON'S, KIPLINGER'S PERSONAL FINANCE and FORTUNE. Lipper, VARDS, CDA and Morningstar are independent services which monitor and rank the performances of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS and CDA rankings compare only variable annuity issuers. The performance analysis prepared by Lipper, VARDS, CDA and Morningstar each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.


Western Reserve may also compare, as appropriate, the performance of each Sub-Account in advertising and sales literature to widely used measures of market performance, such as the Standard and Poor's Index of 500 Common Stocks, Dow Jones Industrials Average, Value Line (Arithmetic) Index, CDA/Wiesenberger Long Term Growth Average - VA, Wilshire 5000, Financial Times (FT) World Index Ex-USA, Morgan Stanley Capital International World Index, FT World Index, Lehman Brothers Government/Corporate Bond Index, Dow Jones Utilities Average, Donoghue's Taxable Money Fund Average and others. Unmanaged indices may assume the reinvestment of dividends, but usually do not reflect any "deduction" for the expense of operating or managing an investment portfolio.


In addition, Western Reserve may, as appropriate, compare each Sub-Account's performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index, which is published by the U.S. Department of Labor and measures the average change in prices over time of a fixed "market basket" of certain specified goods and services. Similar comparisons of Sub-Account performance may also be made with appropriate indices measuring the performance of a defined group of securities widely recognized by investors as representing a particular segment of the securities markets. For example, Sub-Account performance may be compared with Donoghue Money Market Institutional Averages (money market rates), Lehman Brothers Corporate Bond Index (corporate bond interest rates) or Lehman Brothers Government Bond Index (long-term U.S. Government obligation interest rates).

PUBLISHED RATINGS

Western Reserve may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Insurance Rating Services ("Standard & Poor's"), and Duff & Phelps Credit Rating Co. ("Duff & Phelps"). A.M. Best's and Moody's ratings reflect their current opinion on the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor's and Duff & Phelps provide ratings which measure the claims-paying ability of insurance companies. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (I.E., debt/commercial paper).


WESTERN RESERVE, THE SERIES ACCOUNT, AND THE FUND

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Western Reserve was originally incorporated under the laws of Ohio on October 1, 1957. Western Reserve is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is admitted to do business in 49 states and the District of Columbia. The Administrative Office of Western Reserve is located in Largo, Florida; however, the mailing address is P.O. Box 9051, Clearwater, FL 34618-9051. Western Reserve is wholly-owned by First AUSA Life Insurance Company ("First AUSA"), a stock life insurance company which is wholly-owned by AEGON USA, Inc. ("AEGON"). AEGON is a financial services holding company whose primary emphasis is on life and health insurance and annuity and investment products. AEGON is a wholly-owned indirect subsidiary of AEGON nv, a Netherlands corporation, which is a publicly traded international insurance group.

WRL SERIES ANNUITY ACCOUNT

The Series Account was established by Western Reserve as a separate account and a unit investment trust on April 12, 1988. The Series Account meets the definition of a "separate account" under the Federal securities laws. The Series Account will receive and invest Net Purchase Payments paid under the Contracts. In addition, the Series Account may be used for other variable annuity contracts issued by Western Reserve.

Although the assets of the Series Account belong to Western Reserve, Ohio insurance law provides that the assets in the Series Account attributable to variable annuity contracts are not chargeable with liabilities arising out of any other business of Western Reserve. However, the assets of the Series Account are available to cover the liabilities of the general asset account of Western Reserve to the extent that the Series Account's assets exceed the liabilities arising under variable annuity contracts supported by it.


The Series Account is currently divided into twenty-one Sub-Accounts, sixteen of which are offered under this Contract. Each Sub-Account invests exclusively in shares of a single Portfolio of the Fund. Income and both realized and unrealized gains or losses from the assets of each Sub-Account are credited to or charged against that Sub-Account without regard to income, gains or losses from any other Sub-Account or arising out of any other business of Western Reserve. Western Reserve may add, delete or substitute investments held by the Sub-Accounts, and Western Reserve reserves the right to add or remove Sub-Accounts. Western Reserve further reserves the right to change the investment objective of any Sub-Account, subject to applicable law as described in the Statement of Additional Information.


WRL SERIES FUND, INC.

The Series Account currently invests only in shares of the Fund, a series mutual fund that is registered with the Securities and Exchange Commission
("SEC") under the Investment Company Act of 1940, as amended (the "1940
Act") as an open-end diversified management investment company.


The Fund currently has twenty-one Portfolios, sixteen of which are offered under this Contract: the Aggressive Growth Portfolio, Emerging Growth Portfolio, Growth Portfolio, Global Portfolio, Balanced Portfolio, Strategic Total Return Portfolio, Bond Portfolio, Short-to-Intermediate Government Portfolio, Growth & Income Portfolio, Money Market Portfolio, Tactical Asset Allocation Portfolio, Value Equity Portfolio, C.A.S.E. Growth Portfolio, Global Sector Portfolio, International Equity Portfolio and U.S. Equity Portfolio. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has different investment objectives and policies. Thus, each Portfolio operates as a separate investment vehicle, and the income or losses of one Portfolio are unrelated to that of any other Portfolio.

The name and sub-adviser for each Portfolio is stated below. THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. More detailed information, including a description of risks and the investment objective of each Portfolio, can be found in the Prospectus for the Fund, which should be read carefully before investing.

AGGRESSIVE GROWTH PORTFOLIO: Sub-Adviser - Fred Alger Management, Inc.

EMERGING GROWTH PORTFOLIO: Sub-Adviser - Van Kampen American Capital Asset Management, Inc.

GROWTH PORTFOLIO: Sub-Adviser - Janus Capital Corporation.

GLOBAL PORTFOLIO: Sub-Adviser - Janus Capital Corporation.

BALANCED PORTFOLIO: Sub-Adviser - AEGON USA Investment Management, Inc.

STRATEGIC TOTAL RETURN PORTFOLIO: (Prior to May 1, 1997, this Portfolio was known as Equity-Income.) Sub Adviser - Luther King Capital Management Corporation.

BOND PORTFOLIO: Sub-Adviser - Janus Capital Corporation.

SHORT-TO-INTERMEDIATE GOVERNMENT PORTFOLIO: Sub-Adviser - AEGON USA Investment Management, Inc.

GROWTH & INCOME PORTFOLIO: (Prior to May 1, 1997, this Portfolio was known as Utility.) Sub-Adviser - Federated Investment Counseling.

MONEY MARKET PORTFOLIO: Sub-Adviser - J.P. Morgan Investment Management Inc.

TACTICAL ASSET ALLOCATION PORTFOLIO: Sub-Adviser - Dean Investment Associates.

VALUE EQUITY PORTFOLIO: Sub-Adviser - NWQ Investment Management Company, Inc.

C.A.S.E. GROWTH PORTFOLIO: Sub-Adviser - C.A.S.E. Management, Inc.

GLOBAL SECTOR PORTFOLIO: Sub-Adviser - Meridian Investment Management
Corporation.

INTERNATIONAL EQUITY PORTFOLIO: Co-Sub-Advisers - Scottish Equitable Investment Management Limited and GE Investment Management Incorporated.

U.S. EQUITY PORTFOLIO: Sub-Adviser - GE Investment Management Incorporated.

WRL Investment Management, Inc. ("WRL Management"), a wholly-owned subsidiary of Western Reserve, serves as investment adviser to the Fund and manages its assets in accordance with policies, programs and guidelines established by the Board of Directors of the Fund.

Shares of other Portfolios of the Fund are sold through different variable annuity contracts offered through the Series Account. In addition to the Series Account shares of certain Portfolios of the Fund are sold to the WRL Series Life Account, a separate account established by Western Reserve for its variable life insurance policies, the PFL Endeavor Variable Annuity Account and PFL Endeavor Platinum Variable Annuity Account, separate accounts of PFL Life Insurance Company, the AUSA Endeavor Variable Annuity Account, and the AUSA Series Life Account, separate accounts of AUSA Life Insurance Company, Inc., all affiliates of Western Reserve.


Shares of the Fund may in the future be sold to other separate accounts, including separate accounts established for variable life insurance policies or variable annuity contracts issued by Western Reserve or its affiliates. It is conceivable that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although neither Western Reserve nor the Fund currently foresees any such disadvantages, either to variable life insurance policyowners or to variable annuity contract owners, the Fund's Board of Directors intends to monitor events in order to identify any material conflicts between the interests of such variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, it should take. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. If the Board of Directors were to conclude that separate funds should be established for variable life and variable annuity separate accounts, Western Reserve will bear the attendant expenses, but variable life insurance policyowners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

CHARGES AND DEDUCTIONS

Certain charges will be deducted in connection with the Contracts to compensate Western Reserve for (1) administering the Contracts; (2) assuming certain risks in connection with the Contracts; and (3) incurring expenses in distributing the Contracts. The nature and amount of these charges are described more fully below.

WITHDRAWAL CHARGE

No deductions for sales expenses are made from Purchase Payments. A Withdrawal Charge, which is a contingent deferred sales charge, may be assessed against Annuity Values when partially withdrawn or surrendered. No Withdrawal Charge will be assessed if Annuity Values are applied to an annuity option provided under the Contract.


For the first partial withdrawal or Systematic Partial Withdrawal (see, "THE CONTRACT-ACCUMULATION PROVISIONS-Partial Withdrawals and Surrenders", page 15) during each Contract Year, any applicable Withdrawal Charge is currently waived on that portion of the amount withdrawn which equals 10% of the Contract's Annuity Value on the date of the withdrawal. For example, if the amount of the first partial withdrawal during a Contract Year is $2,000, and the Contract's Annuity Value on the date of the withdrawal is $25,000, then 10% of $25,000 equals $2,500, and the Withdrawal Charge is waived on the entire $2,000 withdrawn. Thereafter, the full amount of any subsequent partial withdrawal or Systematic Partial Withdrawal during the remainder of that Contract Year will be subject to the Withdrawal Charge. However, no waiver of a Withdrawal Charge will be made in connection with a Surrender. In determining which amounts withdrawn are subject to the Withdrawal Charge, partial withdrawals and Surrenders will be deemed made first from Purchase Payments on a first-in, first-out basis, and then from any Contract earnings.


The length of time from receipt of a Purchase Payment to the time of a partial withdrawal or surrender determines whether the Withdrawal Charge will be deducted. The charge is a percentage of each respective Purchase Payment partially withdrawn or surrendered within seven years of its payment. The charge is as follows:

                  NUMBER OF YEARS
                FROM RECEIPT OF EACH
   CHARGE         PURCHASE PAYMENT
------------   ---------------------
  8%  ......           0-1
  7%  ......           2
  6%  ......           3
  5%  ......           4
  4%  ......           5
  3%  ......           6
  2%  ......           7
  0%  ......           Over 7

For Contracts issued with an appropriate endorsement, if the Owner or a joint Owner is confined to a nursing care facility (as defined in the endorsement) for thirty (30) consecutive days or longer, Western Reserve will also waive the Withdrawal Charge on partial withdrawals or Surrenders as follows. Such confinement must begin after the Contract Date. Western Reserve must receive satisfactory written evidence of such confinement within two (2) months after the confinement ends. Western Reserve will waive the Withdrawal Charge under the endorsement only for Surrenders and partial withdrawals made during such confinement or within two (2) months after the confinement ends. The endorsement is not available in all States.


The Withdrawal Charge is imposed to enable Western Reserve to recover sales expenses it advances, including compensation to broker-dealers, the cost of printing prospectuses and sales literature and any advertising costs. The Withdrawal Charge is deducted from the Annuity Value by cancelling the number of Accumulation Units equal to the charge. The amount of the Withdrawal Charge will be determined as of the date the partial withdrawal or Surrender payment is processed. In the event of a partial withdrawal, the Owner will receive the full amount requested, and an amount equal to the Withdrawal Charge will also be withdrawn in order for the Owner to receive the full amount requested. For example, if the Owner requests a distribution in the amount of $100 during the second Contract Year (such distribution is deemed to be made from the initial Purchase Payment) and the Withdrawal Charge is to be imposed on the full amount, the Owner would receive $100, the total Annuity Value partially withdrawn would be $107.53, and the Withdrawal Charge would be $7.53 (which is 7% of $107.53). Any partial withdrawal or Surrender may be subject to tax, and the Owner should, therefore, consult with his or her tax advisor before requesting any partial withdrawal or Surrender. (See "FEDERAL TAX MATTERS-Taxation of Annuities" on pages 21-22 and "-Qualified Plans" on pages 22-23.)


The Withdrawal Charge may be reduced when sales of Contracts are made to a group of directors, officers and employees of the same employer (including directors, officers and employees of Western Reserve and its affiliates) as outlined in the following paragraph. The amount of reduction will depend on factors such as the size of the group, total Purchase Payments, and other relevant factors that might tend to reduce expenses incurred in connection with such sales.


The Withdrawal Charge may be eliminated for the sale of the Contract to: (a) current and retired directors, officers, full-time employees and agents of Western Reserve and its affiliates; (b) current and retired directors, officers, full-time employees and registered representatives of ISI, an affiliate of Western Reserve, and any broker-dealer which has a sales agreement with InterSecurities, Inc.; (c) any Trust, pension, profit-sharing or other employee benefit plan of any of the foregoing persons or entities; (d) current and retired directors, officers and full-time employees of WRL Series Fund, Inc. and any IDEX mutual fund, and any investment adviser or investment sub-adviser thereto; and (e) any member of a family of any of the foregoing (E.G., spouse, child, sibling, parent or parent-in-law). Western Reserve reserves the right to modify or terminate this arrangement at any time.


TRANSFER CHARGE

After twelve free transfers of Annuity Value among the Sub-Accounts during any one Contract Year, each additional transfer will be subject to a Transfer Charge of $10, which will be deducted from the amount transferred to compensate Western Reserve for the costs of the transfer. All transfers made on any one day will be considered a single transfer, with any transfer charge allocated equally. The Transfer Charge will not be increased. Western Reserve may, at any time, revoke or modify this transfer privilege.


MORTALITY AND EXPENSE RISK CHARGE

Western Reserve will deduct a daily Mortality and Expense Risk Charge from the Series Account at an annual rate of 1.25% of the average daily net assets of the Series Account. Western Reserve assumes two mortality risks: (1) that the annuity rates under the Contracts cannot be changed to the detriment of Owners even if Annuitants live longer than projected; and (2) Western Reserve may be obligated to pay a death benefit claim in excess of a Contract's Cash Value. (See "ANNUITY PROVISIONS-Improved Annuity Rates" on page 20 and
"ACCUMULATION PROVISIONS-Death Benefits during the Accumulation Period" on page 17.) Western Reserve also assumes an expense risk through its guarantee not to increase the charges for issuing and administering the Contracts and the Series Account, regardless of its actual expenses.

This charge is deducted from the Series Account both during the Accumulation Period and after the Maturity Date. The Mortality and Expense Risk Charge will not be assessed against either the Fixed Account Value or monies that have been applied to purchase a Fixed Account annuity option.


ANNUAL CONTRACT CHARGE

On each Anniversary through the Maturity Date, Western Reserve will deduct and Annual Contract Charge of $35 as partial compensation for the cost of providing administrative services under the Contracts. The Annual Contract Charge is deducted from each Sub-Account and the Fixed Account in proportion to the value each bears to the Annuity Value. If the Annuity Value is surrendered other than on an Anniversary, a full $35 fee will be deducted.


Western Reserve may reduce the amount of the Annual Contract Charge when sales of Contracts are made to a group of employees of the same employer, employer group or similar group, under an arrangement which results in a savings in administrative service expenses. Even if administrative expenses of the Account increase, Western Reserve guarantees that it will not increase the amount of the Annual Contract Charge.


ADMINISTRATIVE CHARGE

Western Reserve deducts a daily Administrative Charge from values remaining in the Series Account at an annual rate of 0.15% of the average daily net assets of the Series Account for the cost of providing administrative services under the Contracts and the Account. This charge is deducted from the Series Account both during the Accumulation Period and after the Maturity Date.


Even if administrative expenses of the Contract and the Account increase, Western Reserve guarantees that it will not increase the amount of the Administrative Charge.


PREMIUM TAXES

Certain states and other governmental entities may impose a premium tax, ranging up to 3.5% of Purchase Payments. If applicable, and if Western Reserve has incurred or reasonably expects to incur expenses in respect of premium taxes, the tax will be deducted, either from the Purchase Payment when received, from amounts partially withdrawn or surrendered, from death benefit proceeds, or from the amount applied to effect an annuity at the time annuity payments commence. Western Reserve will deduct any applicable premium taxes when it incurs them, but reserves the right to defer deduction to a later date as long as such deferral is equitable to Owners.

Premium tax rates are subject to change by the respective state legislatures, administrative interpretations, or judicial acts. The amount of any such tax will depend on, among other things, the Owner's state of residence, the status of Western Reserve in that state, and the insurance tax laws of such state.

DEDUCTIONS FOR OTHER TAXES

Currently, no charge is made to the Series Account for Federal income taxes attributable to the Series Account. Western Reserve may, however, make such a charge in the future subject to obtaining any necessary regulatory approvals. Charges for any other applicable taxes including any tax or other economic burden resulting from the application of tax laws that Western Reserve determines to be properly attributable to the Account may also be made. (See "FEDERAL TAX MATTERS-Company Tax Status" on page 21.)


EXPENSES OF THE FUND

Because the Series Account purchases shares of the Fund, the net assets of the Series Account will reflect the investment management fee and other expenses incurred by the Portfolios of the Fund, as described in the Prospectus for the Fund.

Effective January 1, 1997, the Fund adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with ISI, principal underwriter for the Fund.

Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing a Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundredths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the Fund of distribution expenses with respect to any Portfolio during the fiscal year ending December 31, 1997. Prior to ISI's seeking reimbursement, Policyowners will be notified in advance.


THE CONTRACT
ACCUMULATION PROVISIONS

PURCHASE PAYMENTS

Owners may make Purchase Payments as frequently as they elect. Purchase Payments after the initial Purchase Payment are payable at Western Reserve's Administrative Office. The initial Purchase Payment generally must accompany the application, and for Non-Qualified Contracts must be at least $5,000; however, a minimum initial Purchase Payment of $1,000 is allowed provided the application reflects anticipated additional monthly periodic Purchase Payments of at least $100, via electronic funds transfer from the owner's bank account. For IRAs the minimum initial Purchase Payment is $1,000 and for Qualified Contracts other than IRAs the minimum initial Purchase Payment is $50. For all Contracts, subsequent Purchase Payments are not required but may be made at any time and in any amount provided that each payment is for a minimum of $50, unless Western Reserve consents to a smaller amount and further provided that total Purchase Payments in any Contract Year do not exceed $1,000,000, unless Western Reserve consents to a larger amount.

As an accommodation to Owners, Western Reserve will accept transmittal of both initial and subsequent Purchase Payments of at least $1,000 by wire transfer. For initial Purchase Payments, the wire transfer must be accompanied by a simultaneous telephone facsimile transmission of an application ("FAXED Application"). Initial Purchase Payments accepted via wire transfer with FAXED Application will be invested at the value next determined following receipt. Initial Purchase Payments made by wire transfer not accompanied by simultaneous FAXED Application, or accompanied by an incomplete FAXED Application, will be retained for a period up to five business days while Western Reserve attempts to obtain the FAXED Application or complete the essential information required to establish the Contract and allocate the initial Purchase Payment at the Accumulation Unit Value which will be determined after receipt of the FAXED Application or information necessary to complete the application. If Western Reserve cannot obtain the FAXED Application or essential information within five business days, Western Reserve will return the initial Purchase Payment to the applicant, unless the applicant consents to allow Western Reserve to retain the initial Purchase Payment until the required FAXED Application or essential information is received. When the FAXED Application contains all information necessary to issue the Contract and allocate the Net Purchase Payment, but the FAXED Application has not been signed by the Owner, Western Reserve will issue the Contract and allocate the Net Purchase Payment as indicated in the FAXED Application. At the same time, Western Reserve will also electronically prepare a new application form, containing the same information received on the FAXED Application, for delivery with the Contract to the Owner. Upon delivery, the Owner will sign the electronically prepared application, which will be retained by Western Reserve.

In the event the original application with original signature is later received and the allocation instructions in that application are, for any reason, inconsistent with those previously designated on the FAXED Application, the initial Purchase Payment will be reallocated in accordance with the allocation instructions in the application with original signature at the Accumulation Unit Value next determined after receipt of such application.


Owners wishing to make payments via bank wire should instruct their banks to wire Federal Funds as follows to:

      Barnett Bank of Pinellas County
      ABA # 063000047
      For credit to: Western Reserve Life
      Account #: 1263627596
      Owner's Name:
      Contract Number:
      Attention: Annuity Accounting
      Fax Number: (813) 588-1620


Western Reserve may reject any application or Purchase Payment for any reason permitted by law.

NET PURCHASE PAYMENTS

The Net Purchase Payment is equal to the Purchase Payment less any premium taxes. (See "Premium Taxes," page 14.) Initial and subsequent Net Purchase Payments are allocated according to the Owner's direction among the Sub-Accounts of the Series Account, to the Fixed Account, or to a combination of both. Western Reserve does not currently require that allocation of Net Purchase Payments to an Account meet a minimum percentage. Western Reserve does reserve the right to limit allocation of Net Purchase Payments to any Account to no less than 10% of each Net Purchase Payment. No fractional percentages are permitted. (For Contracts issued in the States of New Jersey and Washington, the Fixed Account is not available for allocation of Net Purchase Payments.) The Owner, or the registered representative/agent of record for the Contract upon instructions from the Owner, may change the allocation of subsequent Purchase Payments at any time upon written notice to Western Reserve, or by telephone by calling Western Reserve's toll-free number, 1-800-851-9777. Western Reserve will employ the same procedures to confirm that such telephone instructions are genuine as it employs regarding transfers among Sub-Accounts and the Fixed Account by telephone. Western Reserve reserves the right to limit such change to once each Contract Year.


Upon allocation to the Series Account, Net Purchase Payments are converted into units of the appropriate Sub-Account based upon the Accumulation Unit Value in that Sub-Account on or following the Valuation Date on which the Purchase Payment is received at Western Reserve's Administrative Office. (See "Accumulation Unit Value" below.) If the Contract application and other information necessary for processing the request to apply the Purchase Payment (collectively, "application") are complete upon receipt, Western Reserve will accept the application and apply the initial Net Purchase Payment within two business days of receipt. If it is incomplete, Western Reserve will attempt to have it properly completed within five business days of receipt, and if unable to do so, Western Reserve will inform the prospective purchaser of the reasons that the application is incomplete and request that the prospective purchaser consent to Western Reserve retaining the Purchase Payment until the application is properly completed. If such consent is not obtained, Western Reserve will immediately return the entire Purchase Payment. Once the application is complete, Western Reserve will accept it and apply the initial Net Purchase Payment within two business days.

ACCUMULATION UNIT VALUE

The Accumulation Unit Value will vary from one Valuation Period to the next depending on the investment results experienced by each Sub-Account. When the Sub-Accounts were first established, the initial Accumulation Unit Value for each Sub-Account was arbitrarily set at $10. The Accumulation Unit Value for each Sub-Account at the end of a Valuation Period is the result of:

1. The total value of the assets held in the Sub-Account. This value is determined by multiplying the number of shares of the designated Fund Portfolio owned by the Sub-Account times the Portfolio's net asset value per share; minus

2. The accrued daily percentage for the Administrative Charge and Mortality and Expense Risk Charge multiplied by the net assets of the Sub-Account; minus

3. The accrued amount of reserve for any taxes that are determined by Western Reserve to have resulted from the investment operations of the Sub-Account; divided by

4. The number of outstanding units in the Sub-Account.

The Mortality and Expense Risk Charge is deducted at an annual rate of 1.25% of net assets for each day in the Valuation Period and compensates Western Reserve for certain mortality and expense risks. The Administrative Charge is deducted at an annual rate of 0.15% of net assets for each day in the Valuation Period and compensates Western Reserve for certain administrative expenses. (See "CHARGES AND DEDUCTIONS-Mortality and Expense Risk Charge" on page 11 and "-Administrative Charge;" on page 11.) The Accumulation Unit Value may increase, decrease, or remain the same from Valuation Period to Valuation Period.


COMPUTING SUB-ACCOUNT VALUE

At the end of any Valuation Period, a Sub-Account's value is equal to the number of Units that the Contract has in the Sub-Account, multiplied by the Accumulation Unit Value of that Sub-Account.

The number of units that a Contract has in each Sub-Account is equal to:

1. The initial units purchased on the Contract Date; plus

2. Units purchased at the time additional Net Purchase Payments are allocated to the Sub-Account; plus

3. Units purchased through transfers from another Sub-Account or the Fixed Account; minus

4. Any units that are redeemed to pay for partial withdrawals; minus

5. Any units that are redeemed as part of a transfer to another Sub-Account or the Fixed Account; minus

6. Any units that are redeemed to pay the Annual Contract Charge, any premium taxes and any Transfer Charge.

PORTFOLIO SHARE NET ASSET VALUE. The net asset value per share of shares of the Fund is determined, once daily, as of the close of the regular session of business on the

New York Stock Exchange ("Exchange") (usually 4:00 p.m. Eastern time), on each day the Exchange is open.

TRANSFERS TO AND FROM, AND AMONG ALLOCATION OPTIONS

Before the Maturity Date, the Owner may, at any time, transfer amounts among Sub-Accounts or from Sub-Accounts to the Fixed Account. (For Contracts issued in the States of New Jersey and Washington, the Fixed Account is not available to receive Annuity Value transferred from the Sub-Accounts.) Transfers may also be made from the Fixed Account to the Sub-Accounts, subject to certain restrictions. (See "THE FIXED ACCOUNT-Allocations, Transfers and Partial Withdrawals" on page 25.) Transfers are not available if the Owner has elected Dollar Cost Averaging, the Asset Rebalancing Program or Systematic Partial Withdrawals.


The amount available for transfer from any Sub-Account or the Fixed Account is determined at the end of the Valuation Period during which the transfer request is received at Western Reserve's Administrative Office. As explained in the previous paragraph, the net asset value for each share of the corresponding Portfolio of any Sub-Account is determined, once daily, as of the close of the regular business session of the Exchange (usually 4:00 p.m., Eastern time), which coincides with the end of each Valuation Period. Therefore, any transfer request received after 4:00 p.m., Eastern time, on any day the Exchange is open for business will be processed utilizing the net asset value for each share of the applicable Portfolio determined as of 4:00 p.m., Eastern time, on the next day the Exchange is open for business.


The amount available for transfer from the Fixed Account will be determined in the same manner. Owners may make transfer requests in writing, or by telephone. Written requests must be in a form acceptable to Western Reserve. The registered representative/agent of record for the Contract may, upon instructions from the Owner, make telephone transfers upon request without the necessity for the Owner to have previously authorized telephone transfers in writing. If, for any reason, an Owner does not want the ability to make transfers by telephone, the Owner should provide written notice to Western Reserve. All telephone transfers should be made by calling Western Reserve at the toll-free number 1-800-851-9777.

Western Reserve will not be liable for complying with telephone instructions it reasonably believes to be authentic, nor for any loss, damage, costs or expense in acting on such telephone instructions, and Owners will bear the risk of any such loss. Western Reserve will employ reasonable procedures to confirm that telephone instructions are genuine. If Western Reserve does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon such telephone instructions, providing written confirmation of such transactions to Owners and/or tape recording of telephone transfer request instructions received from Owners. Western Reserve may, at any time, revoke or modify the transfer privilege. Western Reserve ordinarily will effect transfers and determine all values in connection with transfers at the end of the Valuation Period during which the transfer request is received at Western Reserve's Administrative Office.
Western Reserve currently imposes a $10 charge for each transfer after the first twelve transfers during any Contract Year. (See "CHARGES AND DEDUCTIONS-Transfer Charge" on page 11.)


DOLLAR COST AVERAGING

The Owner may direct Western Reserve to automatically transfer specified amounts from the Money Market Sub-Account, the Bond Sub-Account, the Fixed Account or any combination of these Accounts on a monthly basis to any other Sub-Account. This service is intended to allow the Owner to utilize "Dollar Cost Averaging," a long-term investment method which provides for regular, level investments over time. Western Reserve makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss.

To qualify for Dollar Cost Averaging, a minimum of $10,000 must be allocated to each Account from which transfers will be made and at least $1,000, in the aggregate, must be transferred each month, unless Western Reserve consents to a smaller amount. To further qualify for Dollar Cost Averaging from the Fixed Account, no more than one-tenth (1/10) of the amount in the Fixed Account at the commencement of Dollar Cost Averaging can be transferred each month. Other types of transfers from the Fixed Account may also be subject to certain other restrictions. (See "THE FIXED ACCOUNT-Allocations, Transfers and Partial Withdrawals" on page 25.)

A written election of this service, on a form provided by Western Reserve, must be completed by the Owner in order to begin transfers. The first transfer will occur during the month which follows receipt of the form, providing the form is received by the 25th day of the month. Once elected, transfers from the Money Market or Bond Sub-Accounts or the Fixed Account will be processed monthly until the entire value of each Account from which transfers are made is completely depleted or the Owner instructs Western Reserve in writing to cancel the monthly transfers. For example, if $15,000 was allocated to the Money Market Sub-Account and $10,000 was allocated to the Bond Sub-Account and transfers of $500 are made each month from each of these Sub-Accounts to the Growth Sub-Account, transfers of $500 per month would continue to be made from the Money Market Sub-Account even though transfers from the Bond Sub-Account had ceased as a result of depletion of value.

There is no charge for Dollar Cost Averaging. However, each transfer which occurs under the Dollar Cost Averaging service will be counted towards the twelve free transfers allowed during each Contract Year. (See "CHARGES AND DEDUCTIONS-Transfer Charge" on page 11.) Western Reserve reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to Owners. Dollar Cost Averaging is not available if the Owner has elected the Asset Rebalancing Program or Systematic Partial Withdrawals.


ASSET REBALANCING PROGRAM

Western Reserve offers a program under which an Owner may authorize Western Reserve to transfer automatically Annuity Value each quarter to maintain a particular percentage allocation among the Sub-Accounts. Annuity

Value allocated to the Fixed Account may not be included in the Asset Rebalancing Program. The Annuity Value allocated to each Sub-Account will grow or decline in value at different rates. The Asset Rebalancing Program automatically reallocates the Annuity Value in the Sub-Accounts at the end of each period to match the Contract's currently effective Net Purchase Payment allocation schedule. The Asset Rebalancing Program is intended to transfer Annuity Value from those Sub-Accounts that have increased in value to those Sub-Accounts that have declined in value. Over time, this method of investing may help an Owner buy low and sell high. This investment method does not guarantee gains, nor does it assure that any Sub-Account will not have losses.

To qualify for Asset Rebalancing, a minimum Annuity Value of $10,000 for an existing Contract, or a minimum initial Purchase Payment of $10,000 for a new Contract, is required, unless Western Reserve consents to a smaller amount. To participate in the Asset Rebalancing Program, a properly completed Asset Rebalancing Request Form must be received by Western Reserve at its Administrative Office. An Asset Rebalancing Request Form is available upon request.

Owners may elect rebalancing to occur on each quarterly, semi-annual or annual anniversary of the Contract Date. Following receipt of the Asset Rebalancing Request Form, Western Reserve will effect the initial rebalancing of Annuity Value on the next such anniversary, in accordance with the Contract's current Net Purchase Payment allocation schedule. The amounts transferred will be credited at the Accumulation Unit Value as of the end of the Valuation Dates on which the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the New York Exchange is closed, rebalancing will occur on the next day the New York Stock Exchange is open. There is no charge for the Asset Rebalancing Program. However, each reallocation which occurs under the Asset Rebalancing Program will be counted towards the twelve free transfers allowed during each Contract Year. (See "CHARGES AND DEDUCTIONS-Transfer Charge" on page 11.)

An Owner may terminate participation at any time in the Asset Rebalancing Program by oral or written request to Western Reserve's Administrative Office. Participation in the Asset Rebalancing Program will terminate automatically if any transfer is made to, or from, any Sub-Account, other than on account of a scheduled rebalancing. If an Owner wishes to resume the Asset Rebalancing Program after it has been canceled, a new Asset Rebalancing Request Form must be completed and sent to Western Reserve's Administrative Office. Owners may start and stop participation in the Asset Rebalancing Program at any time; however, Western Reserve reserves the right to restrict entry into the Asset Rebalancing Program to once per Contract Year. The Asset Rebalancing Program is available only during the Accumulation Period, and is not available if the Owner has elected Dollar Cost Averaging or Systematic Partial Withdrawals.

Western Reserve may discontinue, modify, or suspend the Asset Rebalancing Program at any time.


PARTIAL WITHDRAWALS AND SURRENDERS

1. PARTIAL WITHDRAWALS. Prior to the earlier of the Maturity Date or the death of the Annuitant (when no Contingent Annuitant has been named), the Owner may partially withdraw a portion of the Series Account Value upon written request, complete with all necessary information, to Western Reserve's Administrative Office. Unless Western Reserve consents, no partial withdrawal is permitted if the Cash Value would be reduced below $5,000. No partial withdrawals from the Fixed Account may be made without the consent of Western Reserve. (See "THE FIXED ACCOUNT-Allocations, Transfers and Partial Withdrawals" on page 25.) All partial withdrawals are processed at the Accumulation Unit Value for each Sub-Account next computed after receipt and acceptance of the request for partial withdrawal by Western Reserve at its Administrative Office. Western Reserve will cancel units equal to the amount requested from each Sub-Account, and an amount equal to the Withdrawal Charge and any premium tax will also be withdrawn in order for the Owner to receive the full amount requested, (See "CHARGES AND DEDUCTIONS-Withdrawal Charge" on page 10 and "Premium Taxes" on page 14.) The Sub-Accounts for a partial withdrawal may be specified and the amount requested to be withdrawn from each specified Sub-Account may not exceed the value of that Sub-Account. If not specified, the amount requested will be withdrawn on a pro-rata basis from each Sub-Account.

2. SYSTEMATIC PARTIAL WITHDRAWALS. The Owner may elect in writing on a form provided by Western Reserve to partially withdraw from the Series Account up to 10% of the Cash Value annually (10% of the initial Purchase Payment if elected at time of application for a Contract), in equal monthly payments
("Systematic Partial Withdrawals") of at least $200 per month. The first withdrawal will occur during the month which follows receipt of the form, providing the form is received by the 25th day of the month. If Systematic Partial Withdrawals are elected at the time of application for a Contract, a minimum initial Purchase Payment of at least $25,000 must accompany the application, unless Western Reserve consents to a smaller amount. A subsequent election is subject to the Contract then having a minimum of $25,000 of Cash Value, unless Western Reserve consents to a smaller amount. Western Reserve will pay the Systematic Partial Withdrawal amount requested and cancel units equal to the amount withdrawn from the Sub-Accounts in the same manner as the current Net Purchase Payment allocation instructions, except no Systematic Partial Withdrawals are permitted from the Fixed Account. The amount to be partially withdrawn from each Sub-Account may not exceed the Cash Value of the Sub-Account. Western Reserve will not process a Systematic Partial Withdrawal if the Cash Value for the entire Contract would be reduced below $5,000.


Generally, under a Non-Qualified Contract, Systematic Partial Withdrawals, like other distributions prior to the Maturity Date, are first treated as taxable income to the extent that the Contract Value immediately before a withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. Further, under a Non-Qualified Contract, a 10% penalty tax will generally be imposed on the taxable portion of a partial withdrawal and a Systematic Partial Withdrawal made prior to the Owner's age 59-1/2. unless certain exceptions apply. The Owner should, therefore, consult with his or her tax advisor before requesting any partial withdrawal or Systematic Partial Withdrawals. (See "FEDERAL TAX MATTERS-Taxation of Annuities" on page 21.)

Systematic Partial Withdrawals are not available if the Owner has elected Dollar Cost Averaging or the Asset Rebalancing Program. Systematic Partial Withdrawals may be discontinued by the Owner at any time by notifying Western Reserve in writing. Western Reserve reserves the right to discontinue offering Systematic Partial Withdrawals upon 30 days' written notice to Owners.


3. SURRENDERS. The Owner may completely surrender the Contract at any time prior to the Maturity Date. All requests for Surrender are processed at the Accumulation Unit Value for each Sub-Account next computed after receipt and acceptance of the Surrender request by Western Reserve at its Administrative Office. Western Reserve will deduct the $35 Annual Contract Charge, any applicable premium taxes, and any applicable Withdrawal Charge from the Surrender proceeds.


4. PARTIAL WITHDRAWALS AND SURRENDERS. The amount of any partial withdrawal or Surrender will be paid promptly, and in any event within seven days of receipt of the written request, complete with all necessary information at Western Reserve's Administrative Office, except that Western Reserve reserves the right to defer the right of partial withdrawal or Surrender under certain circumstances. (See "OTHER MATTERS RELATING TO THE CONTRACT-Contract Payments" on page 20.) Under Non-Qualified Contracts, Western Reserve will withhold from each partial withdrawal, systematic partial withdrawal or Surrender for tax purposes the minimum amount required by law, unless the Owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld. When Western Reserve incurs extraordinary charges, such as wire transfers or overnight mail expenses, for expediting delivery of a partial withdrawal or Surrender payment to a Contract Owner, Western Reserve will deduct such charges from the payment. The current charge for a wire transfer is $15. The current charge for overnight delivery is $20. For the protection of Owners, all requests for partial withdrawals or Surrenders of more than $100,000, or where the partial withdrawal or Surrender proceeds are to be sent to an address other than the address of record, will require a signature guarantee. All required guarantees of signatures must be made by a national or state bank, a member firm of a national stock exchange or any other institution which is an eligible guarantor institution as defined by rules and regulations of the SEC. If the Owner is a corporation, partnership, trust or fiduciary, evidence of the authority of the person seeking redemption is required before the request for withdrawal is accepted, including withdrawals under $100,000. For additional information, Owners may call Western Reserve at (800) 851-9777. Partial withdrawals, Systematic Partial Withdrawls, and Surrenders may be subject to tax including a 10% penalty tax. (See "FEDERAL TAX MATTERS-Taxation of Annuities" on page 21.) For certain Qualified Contracts, a partial withdrawal may require the consent of the Owner's spouse under the Code and the regulations promulgated thereunder by the Treasury Department (the "Treasury Regulations"). (See "FEDERAL TAX MATTERS-Qualified Plans" on page 22.) For Qualified Contracts issued under Code Section 403(b) and Contracts issued under the Texas Optional Retirement Program, certain restrictions will apply. (See "FEDERAL TAX MATTERS-Qualified Plans" on page 22.)


CONTRACT LOANS FOR 401(A), 401(K), AND 403(B) CONTRACTS

After the ten day Right to Examine Contract Period and during the Accumulation Period, (1) Owners of Contracts used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Code, if the TSA Plan is not subject to the Employee Retirement Income Security Act of 1974, and (2) Owners of Contracts purchased by a pension, profit-sharing, or other similar plan qualified under Section 401(a) of the Code (a "401 Plan"), including a
Section 401(k) plan, where a plan trustee is the Owner, may elect a Contract loan endorsement under which the Owner can receive Contract loans. The availability of Contract loans will also be governed by the provisions of the TSA Plans or 401 Plans involved. An Owner of a Contract used in connection with a TSA Plan or 401 Plan may be subject to income tax or tax penalties if loans from the plan are not repaid in accordance with applicable provisions of the Code. In addition, Internal Revenue Service authorities suggest that a Contract loan may, at least in certain circumstances, result in adverse tax consequences for the TSA Plan or 401 Plan. Accordingly, a competent tax advisor should be consulted before a Contract loan is requested.

If the Contract loan endorsement is available, the Owner can borrow against the Contract an amount which may not exceed the lesser of (1) 50% of the Annuity Value or (2) $50,000 reduced by the highest outstanding loan balance during the one-year period ending on the day before the loan date (determined below). However, if the Annuity Value is less than $20,000, the Owner may borrow against the Contract the lesser of (1) 80% of the Annuity Value or (2) $10,000. In all events, the minimum amount that can be borrowed is $1,000. The Owner has the sole responsibility for requesting loans and making loan repayments that comply with applicable tax requirements.


When a loan is made, an amount equal to the loan will be withdrawn from the Sub-Accounts specified by the Owner and transferred to the loan reserve. The loan reserve is part of the Fixed Account used as collateral for any Contract loan. If no Sub-Accounts are specified, the loan will be made from each Sub-Account in accordance with the Owner's current purchase payment allocation. Amounts transferred to the loan reserve do not participate in the investment experience of the Allocation Options from which they were withdrawn.

All loan requests are processed at the Accumulation Unit Value for each Sub-Account next computed after receipt and acceptance of the loan request by Western Reserve at its Administrative Office. The loan date is the date Western Reserve processes the loan request. Under its current procedures, Western Reserve does not charge a fee to cover loan processing and expenses associated with establishment and administration of the loan reserve. However, Western Reserve reserves the right to charge such a fee or change it from time to time. The Contract will be the sole security for the loan. Western Reserve reserves the right to limit the number of loans an Owner may make during a Contract Year.

On each Contract Anniversary, Western Reserve will compare the amount of the outstanding loan to the amount in the loan reserve. Western Reserve will also make this comparison whenever the Owner repays all or part of the loan. At each such time, if the amount of the outstanding loan (plus any unpaid interest) exceeds the amount in the loan reserve, Western Reserve will withdraw the difference from the Contract's Sub-Accounts and transfer it to the loan reserve, in the same fashion as when a loan is made. If the amount in the loan reserve exceeds the amount of the outstanding loan, Western Reserve will withdraw the difference from the loan reserve and transfer it to the Sub-Accounts in accordance with the Owner's current payment allocation.
However, Western Reserve reserves the right to require the transfer to the Fixed Account if the amount was transferred from the Fixed Account to establish the loan.

If the Contract loan at any time exceeds the Cash Value of the Contract, Western Reserve will mail a notice to the last known address of the Owner and any assignee of record. If the excess amount is not paid within 31 days after mailing of the notice, the Contract will terminate without value.

LOAN INTEREST. Interest on any loan will be at the Contract loan annual rate of 6% in arrears unless, under a 401 Plan, a higher rate is requested by the Owner in the loan application. (See "Repayment of Loans," below.)

Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4% per year. Western Reserve may declare from time to time higher current interest rates. Different current interest rates may be applied to the Fixed Account attributable to the loan reserve than to the rest of the Fixed Account.


REPAYMENT OF LOANS. Principal and interest must be repaid in substantially level quarterly or monthly payments over a 5-year period or, if the loan is used to acquire the Owner's principal residence, a 10, 15, or 20-year period, but such an extended period cannot go beyond the year the Owner attains age 70-1/2. If a loan installment repayment is not received within 31 days from the installment's original due date, a deemed distribution of the entire amount of the outstanding loan principal and interest due, and any applicable charges under the Contract including any Withdrawal Charge, will take place. Under a Qualified Plan, this distribution may be subject to income tax and a penalty tax, and may cause the Contract to fail to qualify under the Code. (See "FEDERAL TAX MATTERS-Qualified Plans," page 22.)


While the Contract is in force and during the Accumulation Period, any loan may be repaid in full. IF NOT REPAID, LOANS WILL AUTOMATICALLY REDUCE THE AMOUNT OF ANY DEATH BENEFIT PROCEEDS, THE AMOUNT PAYABLE UPON A PARTIAL WITHDRAWAL OR SURRENDER OF THE CONTRACT AND THE AMOUNT APPLIED ON THE MATURITY DATE TO PROVIDE ANNUITY PAYMENTS.

DEATH BENEFITS DURING THE ACCUMULATION PERIOD

1. GENERAL

In general, if the Annuitant dies during the Accumulation Period and the Owner is a natural person other than the Annuitant, the Owner will automatically become the new Annuitant and the Contract will continue in force and no death benefit will be payable to the Beneficiary. If the Annuitant dies during the Accumulation Period and an Owner is either the same individual as the Annuitant or other than a natural person, Western Reserve will pay the death benefit proceeds to the Beneficiary in a lump sum upon receipt of due proof of death unless a written Alternative Election, as described below, is made.

2. AMOUNT OF DEATH BENEFIT PROCEEDS

IF THE ANNUITANT DIES DURING THE ACCUMULATION PERIOD AND PRIOR TO THE EIGHTH CONTRACT YEAR and an Owner is either the same person as the Annuitant or other than a natural person, the death benefit proceeds, if payable, will be the greater of: (i) the Cash Value as of the date Western Reserve receives due proof of death and a written election as to the method of payment, as described above; or (ii) the excess of (a) the amount of Purchase Payments paid less (b) any amounts partially withdrawn from the Contract to pay for partial withdrawals, increased by 5% on each Contract Anniversary prior to the Owner's age 80 (Annuitant's age 80 if the Owner is not a natural person), up to an amount not to exceed 200% of the Purchase Payments less partial withdrawals.

IF THE ANNUITANT DIES DURING THE ACCUMULATION PERIOD AND AFTER THE SEVENTH CONTRACT YEAR and an Owner is either the same person as the Annuitant or other than a natural person, the death benefit proceeds, if payable, will be the greatest of: (i) the Cash Value as of the date Western Reserve receives due proof of death and a written election as to the method of payment, as described above; or (ii) the excess of (a) the amount of Purchase Payments paid less (b) any amounts partially withdrawn from the Contract to pay for partial withdrawals, increased by 5% on each Contact Anniversary prior to the Owner's age 80 (Annuitant's age 80 if the Owner is not a natural person), up to an amount not to exceed 200% of the Purchase Payments less partial withdrawals; or
(iii) the Case Value as of the seventh Contract Anniversary, less any amounts partially withdrawn from the Contract after the seventh Contract Year to pay for partial withdrawals. In certain states, the calculation of death benefit proceeds under item (iii) may vary. The Contract should be consulted for details.

The Insurance Departments of Missouri, New Jersey, Pennsylvania, South Carolina and Washington have disapproved for Contracts issued in these States that portion of item (ii) of the death benefit provision described in the two preceding paragraphs, which increases the death benefit payable by 5% on each Contract Anniversary. Therefore, for Contracts issued in these States, when the amount of death benefit payable under the Contract is the excess of (a) the amount of Purchase Payments paid less (b) any amount partially withdrawn from the Contract to pay for partial withdrawals, such amount of death benefit will not be increased by 5% on each Contract Anniversary.

3. ALTERNATIVE ELECTIONS

If the Beneficiary is entitled to receive the death benefit proceeds as in 2. above and is the spouse of the deceased Annuitant, then the spousal Beneficiary may elect to become the new Owner and Annuitant and keep the Contract in force in lieu of receiving the death benefit proceeds.

If the Beneficiary is not the spouse of the deceased Annuitant and is entitled to receive the death benefit proceeds, the Beneficiary may elect, in lieu of a lump sum payment, one of the following options that provide for complete distribution of the death benefit proceeds and termination of the Contract: (i) within five years of the date of such Annuitant's death; (ii) over the lifetime of the Beneficiary; or (iii) over a period that does not exceed the life expectancy of such Beneficiary, as defined by the Code and the Treasury Regulations. Options (ii) and (iii) may be elected only if the Beneficiary is a natural person and payments start within one year of the date of the Annuitant's death, (For a more detailed explanation of these requirements, see "FEDERAL TAX MATTERS-Additional Considerations" on page 23.) Multiple Beneficiaries may choose individually among any of the three options.

For options (i) and (iii) above, the Annuity Value as of the date Western Reserve receives due proof of death and a written election as to the method of payment, if any, will be adjusted to equal the death benefit proceeds, as described below, and the Contract will remain in force as a deferred annuity until the end of the elected distribution period.


Under option (i) above, Western Reserve will:

     /bullet/ Allow the Beneficiary, at the time of electing (i), to make a partial withdrawal. Further partial withdrawals during the duration of the five-year period are not permitted;

     /bullet/ Allow the Beneficiary, at the time of electing (i), to make "one-time" transfer of Contract values among Sub-Accounts and to the Fixed Account, and transfers from the Fixed Account to the Sub-Accounts;

     /bullet/ Not deduct the Annual Contract Charge during the duration of the five-year period;

     /bullet/ Not apply the Withdrawal Charge in the event of a partial withdrawal upon election of (i) or upon a total distribution of all Contract values during or at the end of the five-year period;

     /bullet/ Not allow annuitization during or at the end of the five-year period. Distribution of all Contract values will be made in a lump sum;

     /bullet/ In the event of the death of the Beneficiary prior to the end of the five-year period, pay remaining Contract value, according to its value at the time of payment, to the Beneficiary's estate, unless a Contingent Beneficiary has been named by the Owner, in which event payment will be made to the Contingent Beneficiary. The Beneficiary is NOT entitled to name his or her own beneficiary of the Contract's value.


Under option (ii), the Maturity Date will be changed to the date Western Reserve receives due proof of death and a written election as to the method of payment, if any, and the death benefit proceeds will be used to purchase annuity payments under the annuity provisions of the Contract. (See "ANNUITY PROVISIONS" page 18.)


4. DEATH OF AN OWNER WHO IS NOT AN ANNUITANT

If an Owner is not the same individual as the Annuitant and dies before the
Annuitant:

(a) If no Successor Owner has been named or, if named, is no longer alive, the Owner's estate will become the new Owner. The Cash Value must be distributed within five years of the former Owner's death; or

(b) If a Successor Owner has been named, is alive and is the Owner's spouse, the Contract will continue with the spouse as the new Owner; or

(c) If a Successor Owner has been named, is alive and is not the Owner's spouse, the Successor Owner will become the new Owner. The Cash Value must be distributed either:

(1) within five years of the former Owner's death; or

(2) over the lifetime of the new Owner, if a natural person with payments beginning within one year of the former Owner's death; or

(3) over a period that does not exceed the life expectancy (as defined by the Internal Revenue Code and Regulations adopted under the Code) of the new Owner, if a natural person, with payments beginning within one year of the former Owner's death.

5. QUALIFIED CONTRACTS

If a Qualified Contract is issued to a retirement plan, similar provisions will apply upon the death of the plan participant. However, the required distribution rules are more complex in the case of a Qualified Contract held by a plan. Plan participants should consult a qualified pension or tax advisor concerning the operation of these rules.

ANNUITY PROVISIONS

MATURITY DATE AND SELECTION OF ANNUITY OPTIONS

Provided the Contract is still In Force, annuity payments will begin on the Maturity Date, which is, for both Non-Qualified Contracts and Qualified Contracts, the Anniversary nearest the Annuitant's Attained Age 90. However, the Owner may change the Maturity Date at any time prior to the Maturity Date by written request. Any new Maturity Date must be at least five years after the Contract Date, and the Attained Age of the Annuitant as of the new Maturity Date cannot be greater than 90. After the Maturity Date, no additional purchase payments, partial withdrawals, transfers, full Surrenders, or change of Annuitants or annuity options may be made under the Contract. The Qualified Contract is designed for use with several types of qualified plans. A tax advisor should be consulted about the use of a Qualified Contract with qualified plans, including the specified minimum distribution rules applicable to such plans.

Annuity Payments will be paid under Option D (described below), with 120 payments guaranteed, unless the Owner elects otherwise. The Owner may change the annuity option by written request at any time prior to the Maturity Date. Thirty days prior to the Maturity Date, Western Reserve will mail to the Owner a notice and a form upon which the Owner can select Allocation Options for the annuity proceeds as of the Maturity Date, which cannot be changed thereafter and will remain in effect until the Contract terminates. If a Series Account annuity option is chosen, the Owner must include in the written notice the Sub-Account allocation of the Annuity Proceeds as of the Maturity Date. If Western Reserve does not receive that form or other written notice acceptable to Western Reserve prior to the Maturity Date, the Contract's existing Allocation Options will remain in effect until the Contract terminates. The Owner may also, prior to the Maturity Date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity option and payment frequency provides for payments of at least $100 per period. If none of these is possible, a lump sum payment will be made.

The Owner may select one of the Fixed Account annuity options or Series Account annuity options described below or any alternate form of settlement acceptable to Western Reserve. Treasury Regulations may preclude the availability of certain annuity options in connection with certain Qualified Contracts.

Fixed Account annuity options provide equal periodic (monthly, quarterly, semi-annual or annual) payments of a specific amount that Western Reserve guarantees will not change. The amount of the periodic annuity payment will be based on the Annuity Proceeds on the Maturity Date, the annuity option selected (I.E., the form and duration of payments), the age of the Annuitant or Beneficiary (or ages of Co-Annuitants), the sex of the Annuitant (except for certain Qualified Contracts), and the applicable annuity rate shown in the Contract (or a more favorable current rate available under the Contracts on the Maturity Date). The annuity rates shown in the Contract are based on the Society of Actuaries 1983 Table A with projection and an assumed investment rate of 3%. Western Reserve may in its sole discretion increase the amount of a payment or payments once payments begin.

Series Account annuity options (I.E., variable annuity options) are similar to fixed annuity options except that the amount of each periodic payment after the first will vary to reflect the net investment experience of the Sub-Accounts selected by the Owner. The amount of the first annuity payment is determined in the manner described in the Statement of Additional Information for a Series Account annuity option. Under a Series Account annuity option, the Owner applies the Annuity Proceeds to one or more of the sixteen Sub-Accounts designated to support annuity payments by purchasing units issued in connection with one or more of these Sub-Accounts. The number of units purchased is equal to the amount of the first annuity payment allocated to a particular Sub-Account divided by the Annuity Unit Value for that Sub-Account on the Maturity Date. The number of units of a particular Sub-Account supporting payments to an Annuitant never changes, but the second and subsequent payments will vary with the Annuity Unit Value because each payment will equal the number of units in each selected Sub-Account multiplied by the Annuity Unit Value of that Sub-Account on the date the payment is processed. Annuity Proceeds allocated to Series Account annuity options are subject to a daily Mortality and Expense Risk Charge of 1.25% per annum and a daily Administrative Charge of 0.15% per annum.


The Annuity Unit Value for a Sub-Account, designed to support annuity payments, is first calculated in the same manner as the Accumulation Unit Value corresponding to the same Fund Portfolio would be calculated (see "THE CONTRACT-Accumulation Provisions" page 12), and then is adjusted to reflect a 5% assumed investment return. The adjustment results in the Annuity Unit Value increasing to the extent that the net investment factor increases at greater than an annual rate of 6.4%. It results in the Annuity Unit Value decreasing to the extent that the net investment factor decreases or increases at less than an annual rate of 6.4%. Consequently, if, for a monthly periodic payment, the net investment experience of a Sub-Account for a given month exceeds an annual rate of 6.4%, the monthly payment from that Sub-Account will be greater than the previous payment. Likewise, if the net investment experience for that month is less than an annual rate of 6.4%, the payment will be less than the previous payment.


FIXED ACCOUNT ANNUITY OPTIONS

The following options are available for payment of fixed account monthly annuity payments.

OPTION A-FIXED INSTALLMENTS. The Annuity Proceeds will be paid in equal installments over a fixed period of 5, 10, 15, or 20 years or any other fixed period acceptable to Western Reserve.

OPTION B-LIFE INCOME. The Annuity Proceeds will be paid in equal installments:
(1) during the lifetime of the Annuitant only ("Life Annuity"); (2) during a 10 year fixed period certain and for the remaining lifetime of the Annuitant ("Certain Period"); or (3) until the sum of installments paid equals the Annuity Proceeds applied and for the remaining life of the Annuitant ("Installment Refund").

OPTION C-JOINT AND SURVIVOR LIFE INCOME. The Annuity Proceeds will be paid during the joint lifetimes of the Annuitant and a designated Co-Annuitant and will continue upon the death of the first payee for the remaining lifetime of the survivor.

SERIES ACCOUNT ANNUITY OPTIONS

Under the Series Account annuity options, the Contract's Annuity Proceeds will be used to purchase annuity units of the Sub-Accounts, selected by the Owner. The following Series Account annuity options are available:

OPTION D-VARIABLE LIFE INCOME. The Annuity Proceeds will be paid in installments determined in accordance with the table set forth in the Contract. Such installments are payable (1) during the payee's lifetime only ("Variable
Life Annuity"); or (2) during a 10 year fixed period certain and for the payee's remaining lifetime ("Variable Certain Period").

OPTION E-VARIABLE JOINT AND SURVIVOR LIFE INCOME. The Annuity Proceeds will be paid in installments during the joint lifetime of two payees and continuing upon the death of the first payee for the remaining lifetime of the survivor.

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

DEATH BENEFITS AFTER THE MATURITY DATE

The death benefit, if any, payable after the Maturity Date and after the commencement of annuity payments depends upon the annuity option selected. If a payee dies on or after the commencement of annuity payments, the remaining portion of any interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the payee's death. (For additional information about death benefit payments under the Contract, see "ACCUMULATION PROVISIONS-Death Benefits during the Accumulation Period" on page 17.)


IMPROVED ANNUITY RATES

Western Reserve may offer improved annuity rates to Owners if, at the Maturity Date, it is offering annuity contracts of the same type and class as the Contract with more favorable rates than those contained in the Contract's income tables.

PROOF OF AGE, SEX, AND SURVIVAL

Western Reserve may require proper proof of age and sex of any Annuitant or Co-Annuitant prior to making the first annuity payment. Prior to making any payment, Western Reserve may require proper proof that the Annuitant or Co-Annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in sex of any payee, annuity payments will be determined using unisex rates.

OTHER MATTERS RELATING TO THE CONTRACT

CHANGES IN PURCHASE PAYMENTS

The Owner may change the amount and the mode of the anticipated Purchase Payment pattern specified in the Contract if agreed to by Western Reserve.

RIGHT TO EXAMINE CONTRACT

An Owner may, within ten days of receipt of the Contract (the "Free-Look Period"), return it to Western Reserve at its Administrative Office, and obtain a refund equal to the sum of: (1) the Purchase Payments received; plus (or minus) (2) the accumulated gains (or losses), if any, in the Series Account for the Contract as of the date Western Reserve receives the returned Contract. Certain states require a Free-Look Period longer than ten days, either for all Contract Owners or for certain classes of Contract Owners. The Owner bears the investment risk during the Free-Look Period. Certain states require Western Reserve to refund the Purchase Payment, which may be greater or less than the amount computed above. In these states, Western Reserve bears the investment risk during the Free-Look Period. The specific terms applicable to a particular Contract will be set forth in the "Right to Examine Contract" provision of that Contract.

CONTRACT PAYMENTS

All payments under the Contract will be paid in one sum unless the Owner elects otherwise. Western Reserve reserves the right to suspend or postpone the right of partial withdrawal and Surrender or postpone the date of payment for any period: (1) the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of Owners; or (3) an emergency exists, as determined by the SEC, as a result of which valuation or disposal of securities is not reasonably practicable. Transfers may also be postponed under these circumstances.

Payments of any amounts derived from Purchase Payments paid by check or bank draft may be delayed until the check or bank draft has cleared the payor's bank.

OWNERSHIP

The Owner is the person entitled to exercise all rights under the Contract. Prior to the Maturity Date, the Owner is the person designated on the Contract Schedule Page or as subsequently named. These rights may be subject to the consent of any assignee or irrevocable Beneficiary.

A Successor Owner can be named in the application for the Contract or by notifying Western Reserve in writing. If the Owner is not the Annuitant, the Successor Owner will become the new Owner of the Contract upon the death of the Owner prior to the death of the Annuitant. (See "THE CONTRACT-ACCUMULATION PROVISIONS-Death Benefits during the Accumulation Period-4. Death of an Owner Who is Not an Annuitant", on page 18.)

With regard to Non-Qualified Contracts, ownership of the Contract may be changed or the Contract collaterally assigned at any time during the lifetime of the Annuitant and prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. The assignment of a Contract will be treated as a distribution of the Annuity Value for Federal tax purposes. (See "FEDERAL TAX MATTERS-Taxation of Annuities" on page 21.) Any change of ownership or assignment must be made in writing and accepted by Western Reserve, and, if accepted, will be effective as of the date accepted by Western Reserve. Western Reserve assumes no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any change of ownership or assignment.


Changing the Owner or naming a new Successor Owner cancels any prior designation of Successor Owner, but it does not change the Beneficiary or Annuitant.


With regard to Qualified Contracts, ownership of the Contract generally may be assigned, but any assignment may be subject to restrictions, penalties, or even prohibition under the Code, and must also be permitted under the terms of the underlying retirement plan.


ANNUITANT

The Annuitant is the person named in the application to receive annuity payments. If no person is so named, the Owner will be the Annuitant. As of the Maturity Date, and upon agreement with Western Reserve, the Owner may elect a different Annuitant or, if either annuity Option C or Option E has been selected, add a joint annuitant. On the Maturity Date, the Annuitant(s) will become the payee(s) and receive the annuity payments.


BENEFICIARY

The Beneficiary is the person or persons named in the application or as subsequently changed, The Beneficiary may be changed during the lifetime of the Annuitant, subject to the rights of any irrevocable Beneficiary. Any change must be made in writing and received at Western Reserve's Administrative Office and, if accepted, will be effective as of the date on which signed by the Owner. Western Reserve assumes no liability for any payments made or actions taken before the change is received and shall not be responsible for the validity or effect of the change. Prior to the Maturity Date, if no Beneficiary survives the Annuitant, the Owner, if living, or the Owner's estate will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. In the case of certain Qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a Beneficiary.

Unless Western Reserve receives written notice from the Owner to the contrary, no Beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any Beneficiary's creditors.

MODIFICATION OR WAIVER

The contract and the application constitute the entire Contract. Only statements in the application can be used to void the Contract or defend a claim. The statements are considered representations and not warranties. No Contract provision can be waived or changed except by endorsement. Only the President or Secretary of Western Reserve can agree to change or waive any provision of the Contract.

The Contract may not be modified by Western Reserve without the consent of the Owner, except as may be required to make it conform to any law or regulation or ruling issued by a governmental agency or to improve the rights and/or benefits under the Contract.

FEDERAL TAX MATTERS

INTRODUCTION

The Contracts are designed for use by individuals to accumulate Annuity Value and may be used by retirement plans regardless of whether the plans qualify for special Federal income tax treatment. The ultimate effect of Federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, Annuitant or Beneficiary depends on Western Reserve's tax status, on the type of retirement plan for which the Contract is purchased, and upon the tax and employment status of the individual concerned.

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon Western Reserve's understanding of the Federal income tax laws as they are currently interpreted. Western Reserve makes no representations regarding the likelihood of continuation of the Federal income tax laws, the Treasury Regulations, or the current interpretations by the Internal Revenue Service (the "Service"). For a discussion of Federal income taxes as they relate to the Fund, please see the accompanying Prospectus for the Portfolios of the Fund.

COMPANY TAX STATUS

Western Reserve is taxed as a life insurance company under Part 1 of Subchapter L of the Code. Because the Series Account is not an entity separate from Western Reserve and its operations form a part of Western Reserve, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Series Account are reinvested and taken into account in determining the Annuity Value. Western Reserve believes that under existing Federal income tax law, the Series Account's investment income, including realized net capital gains, will not be taxed to Western Reserve. Based upon this belief, it is anticipated that no charges will be made against the Series Account for Federal income tax. If any such charge is made a Contract's Annuity Value will reflect a deduction for the charge. Western Reserve reserves the right to make a deduction from the assets of the Series Account should any tax or other economic burden resulting from the application of tax laws that Western Reserve determines to be properly attributable to the Account be imposed with respect to such items in the future.

TAXATION OF ANNUITIES

The following discussion assumes the Contract will qualify as an annuity contract for Federal income tax purposes.

1. IN GENERAL. Code Section 72 governs taxation of annuities. In general, an Owner is not taxed on increases in value under a Contract until some form of distribution is made under the Contract. The exception to this rule is that generally, an Owner of any deferred annuity contract who is not a natural person must include in income any increase in the excess of the Contract's Annuity Value over the investment in the Contract during the taxable year. However, there are some exceptions to this exception and you may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Annuity Value generally will be treated as a distribution.

2. PARTIAL WITHDRAWALS AND SURRENDERS. In the case of a partial withdrawal, Systematic Partial Withdrawal, or Surrender distributed to a participant or Beneficiary under a Qualified Contract (other than a Qualified Contract used in a retirement plan that qualifies for special Federal income tax treatment under section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total Annuity Value. The "investment in the contract" generally equals the portion, if any, of any Purchase Payments paid by or on behalf of an individual under a Contract which is not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero.

Generally, in the case of a partial withdrawal, Systematic Partial Withdrawal, or Surrender under a Non-Qualified Contract before the Maturity Date, amounts received are first treated as taxable income to the extent that the Annuity Value immediately before the partial withdrawal, Systematic Partial Withdrawal, or Surrender exceeds the "investment in the contract" at that time. Any additional amount partially withdrawn, applied to a Systematic Partial Withdrawal, or Surrender is not taxable. In the event of a partial withdrawal or Systematic Partial Withdrawal from, or Surrender of, a Non-Qualified Contract, Western Reserve will withhold for tax purposes the minimum amount required by law, unless the Owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.

3. ANNUITY PAYMENTS. Although the tax consequences may vary depending on the Annuity Payment elected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Annuity Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional Annuity Payments is taxable. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For Fixed Annuity Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Payments for the term of the payments; however, the remainder of each Annuity Payment is taxable until the recovery of the "investment in the contract", and thereafter the full amount or each Annuity Payment is taxable. If death occurs before full recovery of the "investment in the contract", the unrecovered amount may be deducted on the Annuitant's final tax return.

4. PENALTY TAX ON CERTAIN DISTRIBUTIONS. In the case of a distribution pursuant to a Non-Qualified Contract, a penalty tax may be imposed equal to 10% of the amount treated as taxable income. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the Owner attains 59-1/2, (2) made as a result of death of the Owner or disability of the taxpayer, or (3) received in substantially equal installments as a life annuity. Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.


5. TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the death of an Owner or an Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full Surrender of the Contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as Annuity Payments, as described above. For these purposes, the investment in the Contract is not affected by the Owner's or Annuitant's death. That is, the investment in the Contract remains the amount of any Purchase Payments paid which were not excluded from gross income.


6. MULTIPLE CONTRACTS. All non-qualified, deferred annuity contracts entered into after October 21, 1988 that are issued by Western Reserve (or its affiliates) to the same Owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, an Owner should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.


7. TRANSFERS, ASSIGNMENTS OR EXCHANGES OF CONTRACTS. A transfer of ownership or assignment of a Contract, the designation of an Annuitant or other Beneficiary who is not also the Owner, the selection of certain Maturity Dates, or a change of Annuitant, may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. An Owner contemplating any such transfer, assignment, selection or change should contact a competent tax advisor in respect to the potential tax effects of such a transaction.


8. POSSIBLE CHANGES IN TAXATION. In past years, legislation has been proposed that would have adversely modified the Federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this Prospectus Congress is not considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as the IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be effective prior to the date of the change.

QUALIFIED PLANS

The Qualified Contract is designed for use with several types of qualified retirement plans. The tax rules applicable to participants and beneficiaries in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59-1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules, aggregate distributions in excess of a specified annual amount, and in certain other circumstances. Therefore, Western Reserve makes no attempt to provide more than general information about use of the Contract with the various types of qualified plans. Owners and participants under qualified plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Purchasers of Contracts for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the Contract therefor.


1. (A) SECTION 403(B) PLANS. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59-1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

(B) Restrictions Under the Texas Optional Retirement Programs. Section 36.105 of the Texas Educational Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity contract issued under the ORP only upon: (1) termination of employment in the Texas public institutions of higher education; (2) retirement; or (3) death. Accordingly, a participant in the ORP (or the participant's estate if the participant has died) will be required to obtain a certificate of termination from the employer or a certificate of death before the account can be redeemed.


2. INDIVIDUAL RETIREMENT ANNUITIES. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or an "IRA". Individual Retirement Annuities are subject to limitation on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into an Individual Retirement Annuity on a tax-deferred basis. The Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

3. CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS. Section 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and permit self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to provide benefits under the plans. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.


4. DEFERRED COMPENSATION PLANS. Section 457 of the Code, although not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The Contracts can be used with such plans. Such plans may permit a participant to specify the form of investment in which his or her participation will be made. In general, for non-governmental plans, such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations. In general, all amounts received under a section 457 plan are taxable and are subject to Federal income tax withholding as wages.

5. DISTRIBUTIONS FROM QUALIFIED PLANS. Under the tax qualification rules for
Section 401(a), 403(b), 408 and 457 plans, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70-1/2 or (ii) retires, and must be made in a specified form and manner. If the plan participant is a "five percent owner" (as defined in the Code), distributions generally must begin no later than the date described in (i). Special rules and other restrictions may apply depending on the type of plan and the particular circumstances. Each Owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules, and should consult a qualified tax advisor.

(6) RESTRICTIONS UNDER QUALIFIED CONTRACTS. Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.


The above description of Federal income tax consequences pertaining to the different types of qualified plans that may be funded by the Contracts is only a brief summary and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. In addition, the Tax Reform Act has significantly changed a great many rules for qualified plans. Anything less than full compliance with the applicable rules, all of which are subject to change, may have significant adverse tax consequences. A prospective purchaser considering the purchase of a Contract in connection with a qualified plan should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the qualified plan.

ADDITIONAL CONSIDERATIONS

1. DIVERSIFICATION. Section 817(h) of the Code requires that the investments of the Series Account must be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under Section 72 of the Code. The Series Account, through the Fund, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817.5, which affect how the Fund's assets may be invested. Western Reserve believes the Series Account will, thus, meet the diversification requirements of Section 817(h). If the Series Account does not meet those diversification requirements, Owners would be taxed currently on any investment income under the Contract.

In certain circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The Treasury Department has stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (I.E., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement further states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of more sub-accounts in which to allocate net purchase payments and Contract values, and may be able to transfer among sub-accounts more frequently than in such rulings. These differences could result in an Owner being treated as the owner of the assets of the Series Account. In addition, Western Reserve does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Western Reserve therefore reserves the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Series Account.

2. DISTRIBUTION-AT-DEATH RULES. The Code also requires Non-Qualified Contracts to contain specific provisions for distribution of the Contract proceeds upon the death of the Owner. In order to be treated as an annuity contract for Federal income tax purposes, the Code requires that such Contract provide that
(a) if any Owner dies on or after the Maturity Date and before the entire interest in the Contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the Owner's death; and (b) if any Owner dies before the Maturity Date, the entire interest in the Contract must generally be distributed within 5 years after the Owner's date of death. These requirements will be considered satisfied if the entire interest of the Contract is used to purchase an immediate annuity under which payments will begin within one year of the Owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. The Owner's Beneficiary is the person to whom ownership of the Contract passes because of death and must be a natural person. (In the Contract, the successor owner is the Owner's Beneficiary.) If the Beneficiary is the Owner's surviving spouse, the Contract may be continued with the surviving spouse as the new Owner. Non-Qualified Contracts will be reviewed and modified, if necessary, to attempt to assure that they comply with the Code requirements when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

3. WITHHOLDING. Withholding of Federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies Western Reserve of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding. Effective January 1, 1993, certain distributions from Section 401(a), 403(a) and 403(b) plans are subject to mandatory withholding.

4. SECTION 1035 EXCHANGES. Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered Contract was issued prior to August 14, 1982, the tax rules that formerly provided that the Surrender was taxable only to the extent the amount received exceeds the Owner's investment in the Contract will continue to apply to amounts allocable to investment in the Contract before August 14, 1982. In contrast, Contracts issued on or after January 19, 1985 in a Code Section 1035 exchange are treated as new Contracts for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective purchasers wishing to take advantage of Code
Section 1035 should consult their tax advisors.

5. DIVERSIFICATION AND QUALIFIED PLANS. Code Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described above) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Contracts from application of the diversification rules, the investment vehicle for Western Reserve's Qualified Contracts (I.E., the Fund) will be structured to comply with the diversification standards because it serves as the investment vehicle for Non-Qualified Contracts as well as Qualified Contracts.

THE FIXED ACCOUNT

An Owner may allocate Net Purchase Payments and transfer Annuity Value to the Fixed Account, which is part of Western Reserve's general account. The
Insurance Department of the States of New Jersey and Washington has disapproved, for Contracts issued in New Jersey and

Washington, the ability both to allocate Net Purchase Payments to the Fixed Account and to transfer Annuity Value from Sub-Accounts to the Fixed Account.


Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and neither the Fixed Account nor the general account has been registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account, the general account or any interests therein are generally subject to the provisions of these acts, and Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of the Annuity Value allocated to the Fixed Account (the "Fixed Account Value") will be credited with rates of interest, as described below. Because the Fixed Account Value becomes part of Western Reserve's general account, Western Reserve assumes the risk of investment gain or loss on this amount. All assets in the general account are subject to Western Reserve's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

The Fixed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 4%. Western Reserve presently credits the Fixed Account Value with current rates in excess of the minimum guarantee, but it is not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Because Western Reserve, at its sole discretion, anticipates changing the current interest rate from time to time, different allocations to and from the Fixed Account Value will be credited with different current interest rates.

Western Reserve further guarantees that when a higher or lower current interest rate is declared on an allocation to the Fixed Account Value, that new interest rate will be guaranteed on such allocation for at least a one year period measured from the date of each Purchase Payment or transfer (the "Guarantee Period"). At the end of the Guarantee Period, Western Reserve reserves the right to declare a new current interest rate on such allocation and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Fixed Account Value on that date). The rate declared on such allocation and accrued interest thereon at the end of each Guarantee Period will be guaranteed again for another Guarantee Period. At the end of any Guarantee Period, any interest credited on the Fixed Account Value in excess of the minimum guaranteed rate of 4% per year will be determined in the sole discretion of Western Reserve. The Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

Allocations from the Fixed Account Value to provide: a) partial withdrawal amounts, b) transfers to the Series Account, or c) the Annual Contract Charge are currently, for the purpose of crediting interest, accounted for on a last in, first out ("LIFO") method.

Western Reserve reserves the right to change the method of crediting interest from time to time, provided that such changes will not have the effect of reducing the guaranteed rate of interest below 4% per annum.

FIXED ACCOUNT VALUE

At the end of any Valuation Period, the Fixed Account Value is equal to:

1. The sum of all Net Purchase Payments allocated to the Fixed Account; plus

2. Any amounts transferred from a Sub-Account to the Fixed Account; plus

3. Total interest credited to the Fixed Account; minus

4. Any amounts withdrawn from the Fixed Account to pay for partial withdrawals; minus

5. Any amounts transferred to a Sub-Account from the Fixed Account; minus

6. Any amounts charged to pay the Annual Contract Charge, premium tax, and transfer charges, if any.

ALLOCATIONS, TRANSFERS AND PARTIAL WITHDRAWALS

Net Purchase Payments and transfers to the Fixed Account will be allocated to the Fixed Account on the first Valuation Date on or following the date Western Reserve receives the payment or transfer request at its Administrative Office, except that any allocation of the initial Net Purchase Payment will take place on the Contract Date.

Transfers may be made from the Fixed Account to a Sub-Account once each Contract Year. The amount that may be transferred is the greater of (a) 25% of the amount in the Fixed Account, or (b) the amount transferred in the prior Contract Year from the Fixed Account, unless Western Reserve consents otherwise. No transfer charge will apply to transfers from the Fixed Account to a Sub-Account. Amounts may be withdrawn from the Fixed Account for partial withdrawals and Surrenders only upon written request and (other than for Surrenders) only with Western Reserve's consent, Western Reserve further reserves the right to defer payment of transfers, partial withdrawals, or Surrenders from the Fixed Account for up to six months. In addition, Contract provisions relating to transfers, partial withdrawals or Surrenders from the Series Account will also apply to the Fixed Account. Dollar Cost Averaging may be done from the Fixed Account. (See "THE CONTRACT-ACCUMULATION PROVISIONS-Transfers to and from, and among Allocation Options" on page 14.)


DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold by individuals who, in addition to being licensed as life insurance agents for Western Reserve, are also registered representatives of InterSecurities, Inc. which has the same address as Western Reserve, an affiliate of Western Reserve and the principal underwriter of the Contracts, or of broker-dealers who have entered into written sales agreements with the principal underwriter. ISI is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts have been retained by ISI for acting as principal underwriter for the Contracts. Broker-dealers will generally receive first year sales commissions of up to 7% of Purchase Payments. In addition, broker-dealers may receive renewal commissions at an annual rate of up to 0.20% (twenty one-hundredths of one percent) of the Annuity Value as of each Contract Anniversary, beginning with the first Contract Anniversary, providing the Contract has an Annuity Value of $25,000 or more on each Anniversary. Certain production, persistency and managerial bonuses may also be paid. Subject to applicable Federal and state laws and regulations, Western Reserve may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker-dealers for their sale of the Contracts. The offering of Contracts will be made on a continuing basis.


VOTING RIGHTS

To the extent required by law, Western Reserve will vote the Fund shares held in the Series Account at shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts of the Series Account. Except as required by the 1940 Act, the Fund does not hold regular or special shareholder meetings. If the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Western Reserve determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

The number of votes that an Owner has the right to instruct will be calculated separately for each Sub-Account, and will be determined during the Accumulation Period by dividing the portion of the Annuity Value in that Sub-Account by $100. Fractional shares will be counted. After the Maturity Date, the number of votes that an Annuitant has the right to instruct will be calculated based on the liability for future variable annuity payments. This liability will be calculated on the basis of the mortality assumptions used in determining the number of units purchased by the Annuitant. Because this liability generally declines as any Annuitant ages, the number of votes attributable to that Annuitant will decrease over time.

The number of votes of the Portfolio that the Owner or Annuitant has the right to instruct will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.

Western Reserve will vote Fund shares as to which no timely instructions are received and Fund shares that are not attributable to Owners in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will reduce the votes eligible to be cast by Western Reserve.

Each person having a voting interest in a Sub-Account will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

LEGAL PROCEEDINGS

There are at present no legal proceedings to which the Series Account is a party or to which the assets of the Series Account are subject. Western Reserve is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Series Account. ISI, the Series Account's principal underwriter, is not presently a party to any legal proceedings that are likely to have a material adverse effect upon its ability to perform its contract with the Series Account.


STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains information and financial statements relating to the Series Account and Western Reserve. The Table of Contents of the Statement of Additional Information is set forth below:

1. Custodian

2. Independent Accountants

3. Legal Matters

4. Calculation of Performance Related Information

5. Addition, Deletion, and Substitution of Investments

6. Calculation of Variable Annuity Payments

7. Financial Statements

Inquiries and requests for a Statement of Additional Information should be directed to Western Reserve Life Assurance Co. of Ohio, P.O. Box 9051, Clearwater, Florida 34618-9051; telephone number (800) 851-9777.


WRL00030-05/97

                                  APPENDIX A
                        CONDENSED FINANCIAL INFORMATION



                                   PERIOD FROM DECEMBER 3, 1992* TO
                                         DECEMBER 31, 1992
                    ---------------------------------------------------------------
                                                                   NUMBER OF
                     ACCUMULATION UNIT     ACCUMULATION UNIT   ACCUMULATION UNITS
                     VALUE AT BEGINNING      VALUE AT END      OUTSTANDING AT END
SUB-ACCOUNT              OF PERIOD             OF PERIOD            OF PERIOD
-----------         --------------------- -------------------- --------------------
Growth ............        $10.000              $10.240               10,000
Bond   ............         10.000               10.140               10,000
Money Market ......         10.000               10.010               10,000
Global ............         10.000               10.151               25,000
Short-to-
 Intermediate
 Government  ......         10.000               10.035               85,000



                                     YEAR ENDED DECEMBER 31, 1993
                    ---------------------------------------------------------------
                                                                    NUMBER OF
                     ACCUMULATION UNIT     ACCUMULATION UNIT   ACCUMULATION UNITS
                     VALUE AT BEGINNING      VALUE AT END      OUTSTANDING AT END
SUB-ACCOUNT              OF PERIOD             OF PERIOD            OF PERIOD
-----------         --------------------- -------------------- --------------------
Growth ............        $10.240              $10.500              7,300,170
Bond   ............         10.140               11.330              1,298,622
Money Market ......         10.010               10.110                618,769
Global ............         10.151               13.520              1,927,294
Short-to-
 Intermediate
 Government  ......         10.035               10.350              1,020,014



                          PERIOD FROM MARCH 1, 1993* TO DECEMBER 31, 1993
                  ---------------------------------------------------------------
                                                                 NUMBER OF
                   ACCUMULATION UNIT     ACCUMULATION UNIT   ACCUMULATION UNITS
                   VALUE AT BEGINNING      VALUE AT END      OUTSTANDING AT END
SUB-ACCOUNT            OF PERIOD             OF PERIOD            OF PERIOD
-----------       --------------------- -------------------- --------------------
Emerging
Growth  .........        $10.000              $12.350              2,319,646
Strategic Total
 Return**  ......         10.000               11.240              1,874,169



                                     YEAR ENDED DECEMBER 31, 1994
                    ---------------------------------------------------------------
                                                                    NUMBER OF
                     ACCUMULATION UNIT     ACCUMULATION UNIT   ACCUMULATION UNITS
                     VALUE AT BEGINNING      VALUE AT END      OUTSTANDING AT END
SUB-ACCOUNT              OF PERIOD             OF PERIOD            OF PERIOD
------------------- --------------------- -------------------- --------------------
Growth ............        $10.500               $9.493             10,691,346
Bond   ............         11.330               10.400              1,516,637
Money Market ......         10.110               10.319              2,375,242
Global ............         13.520               13.364              6,555,723
Short-to-
 Intermediate
 Government  ......         10.350               10.161                913,604
Emerging
Growth    .........         12.350               11.286              5,255,225
Strategic Total
 Return** .........         11.240               11.027              6,078,888




                           PERIOD FROM MARCH 1, 1994* TO DECEMBER 31, 1994
                   ---------------------------------------------------------------
                                                                  NUMBER OF
                    ACCUMULATION UNIT     ACCUMULATION UNIT   ACCUMULATION UNITS
                    VALUE AT BEGINNING      VALUE AT END      OUTSTANDING AT END
SUB-ACCOUNT             OF PERIOD             OF PERIOD            OF PERIOD
-----------        --------------------- -------------------- --------------------
Aggressive
Growth   .........        $10.000               $9.782              1,104,940
Balanced .........         10.000                9.339                790,146
Growth &
 Income***  ......         10.000                9.453                384,654



                                     YEAR ENDED DECEMBER 31, 1995
                    ---------------------------------------------------------------
                                                                    NUMBER OF
                     ACCUMULATION UNIT     ACCUMULATION UNIT   ACCUMULATION UNITS
                     VALUE AT BEGINNING      VALUE AT END      OUTSTANDING AT END
SUB-ACCOUNT              OF PERIOD             OF PERIOD            OF PERIOD
-----------         --------------------- -------------------- --------------------
Growth ............        $9.493               $13.771             13,303,045
Bond   ............        10.400                12.613              2,298,276
Money Market ......        10.319                10.728              2,315,107
Global ............        13.364                16.217              6,454,647
Short-to-
 Intermediate
 Government  ......        10.161                11.376                964,168
Emerging
Growth    .........        11.286                16.337              6,116,953
Strategic Total
 Return** .........        11.027                13.555              7,005,600
Aggressive
Growth ............         9.782                13.313              4,238,166
Balanced  .........         9.339                11.032              1,396,713
Growth &
 Income***   ......         9.453                11.676                815,938



                          PERIOD FROM JANUARY 3, 1995* TO DECEMBER 31, 1995
                    ---------------------------------------------------------------
                                                                    NUMBER OF
                      ACCUMULATION UNIT    ACCUMULATION UNIT    ACCUMULATION UNITS
                     VALUE AT BEGINNING       VALUE AT END      OUTSTANDING AT END
SUB-ACCOUNT               OF PERIOD            OF PERIOD            OF PERIOD
-----------         --------------------- -------------------- --------------------
Tactical Asset
 Allocation  ......              $10.000              $11.843            5,948,340



                                     YEAR ENDED DECEMBER 31, 1996
                    ---------------------------------------------------------------
                                                                   NUMBER OF
                     ACCUMULATION UNIT     ACCUMULATION UNIT   ACCUMULATION UNITS
                     VALUE AT BEGINNING      VALUE AT END      OUTSTANDING AT END
SUB-ACCOUNT              OF PERIOD             OF PERIOD            OF PERIOD
-----------         --------------------- -------------------- --------------------
Growth    .........        $13.771              $16.019             18,529,755
Bond   ............         12.613               12.455              2,818,826
Money Market ......         10.728               11.119              4,642,483
Global ............         16.217               20.428             10,475,149
Short-to-
 Intermediate
 Government  ......         11.376               11.608              1,203,208
Emerging
 Growth   .........         16.337               19.152              8,959,748
Strategic Total
 Return** .........         13.555               15.372             12,133,712
Aggressive
 Growth   .........         13.313               14.500              6,567,346
Balanced  .........         11.032               12.045              2,269,160
Growth
 &Income***  ......         11.676               12.853              1,463,937
Tactical Asset
 Allocation  ......         11.843               13.363              8,913,473



                            PERIOD FROM MAY 1, 1996* TO DECEMBER 31, 1996
                    ---------------------------------------------------------------
                                                                    NUMBER OF
                     ACCUMULATION UNIT     ACCUMULATION UNIT   ACCUMULATION UNITS
                     VALUE AT BEGINNING      VALUE AT END      OUTSTANDING AT END
SUB-ACCOUNT              OF PERIOD             OF PERIOD            OF PERIOD
-----------         --------------------- -------------------- --------------------
Value Equity ......        $10.000              $11.213              1,992,766
Global Sector   ...         10.000               10.508                302,972
C.A.S.E. Growth ...         10.000               10.773              1,090,757



----------------
  * Commencement of operations of the Sub-Account.
 ** Prior to May 1, 1997, this Sub-Account was known as Equity-Income. *** Prior to May 1, 1997, this Sub-Account was known as Utility.

Because the International Equity and U.S. Equity Sub-Accounts commenced operations on January 2, 1997, there is no condensed financial information for these Sub-Accounts for the year ended December 31, 1996.

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF
                             ADDITIONAL INFORMATION

                          WRL SERIES ANNUITY ACCOUNT

                             WRL FREEDOM CONQUEROR(R)
                           Flexible Payment Variable
                           Deferred Annuity Contract

                                   Issued by

                  Western Reserve Life Assurance Co. of Ohio
                              201 Highland Avene
                             Largo, Florida 33770

                           Telephone: (800) 851-9777
                                      (813) 585-6565

                      STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information is not a Prospectus and should be read in conjunction with the WRL Freedom Conqueror(R) Prospectus, dated May 1, 1997, which is available without charge by contacting Western Reserve Life Assurance Co. of Ohio ("Western Reserve") at P.O. Box 9051, Clearwater, Florida 34618-9051 or at the telephone number above.

                                  May 1, 1997

WRL00031-05/97

                               TABLE OF CONTENTS

                                                               Page
                                                               ----
Custodian  ................................................     3
Independent Accountants   .................................     3
Legal Matters .............................................     3
Calculation of Performance Related Information ............     3
Addition, Deletion, and Substitution of Investments  ......     6
Calculation of Variable Annuity Payments ..................     7
Financial Statements   ....................................     8

                                   CUSTODIAN

     The assets of WRL Series Annuity Account (the "Series Account") are held by Western Reserve. The assets of the Series Account are kept physically segregated and held apart from the general account and any other separate accounts of Western Reserve. WRL Investment Services, Inc. maintains records of all purchases and redemptions of shares of the WRL Series Fund, Inc. (the "Fund"). Additional protection for the assets of the Series Account is provided by a blanket bond issued to AEGON U.S. Holding Corporation ("AEGON U.S.") in the amount of $5 million (subject to a $1 million deductible), covering all of the employees of AEGON U.S. and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage, to a limit of $12 million, subject to a $50,000 deductible.


                            INDEPENDENT ACCOUNTANTS

     The accounting firm of Price Waterhouse LLP, independent accountants, provided audit services to the Series Account for the year ended December 31, 1996. The principal business address of Price Waterhouse LLP is 1055 Broadway, Kansas City, Missouri 64105. The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to Western Reserve for the year ended December 31, 1996. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.


                                 LEGAL MATTERS

     Sutherland, Asbill & Brennan, L.L.P., Washington, D.C., has provided advice on certain legal matters concerning Federal securities laws in connection with the Contracts. All matters of Ohio law pertaining to the Contracts, including the validity of the Contracts and Western Reserve's right to issue the Contracts under Ohio insurance law, have been passed upon by Thomas E. Pierpan, Esq., Vice President, Associate General Counsel and Assistant Secretary of Western Reserve.


                 CALCULATION OF PERFORMANCE RELATED INFORMATION

     A. YIELD AND EFFECTIVE YIELD QUOTATIONS FOR THE MONEY MARKET SUB-ACCOUNT

     YIELD - The yield quotation set forth in the Prospectus for the Money Market Sub-Account is for the seven days ended on the date of the most recent balance sheet of the Series Account included in the registration statement, and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.


     EFFECTIVE YIELD - The effective yield quotation for the Money Market Sub-Account set forth in the Prospectus is for the seven days ended on the date of the most recent balance sheet of the Series Account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Sub-Account having a balance of one Unit in the Money Market Sub-Account at the beginning of the period. A hypothetical charge, reflecting deductions from Owner accounts, is subtracted from the balance. The difference is divided by the value of the Sub-Account at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

              EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1}365/7)- 1

     The effective yield is shown at least to the nearest hundredth of one percent.


     HYPOTHETICAL CHARGE - For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all Owner accounts in proportion to the length of the base period. Such fees and charges include the $35 Annual Contract Charge, calculated on the basis of an average Series Account Value per Contract of $33,268, which converts that charge to an annual rate of 0.10% of the Series Account Value. The yield and effective yield quotations do not reflect any deduction for premium taxes or Transfer Charges that may be applicable to a particular Contract, nor do they reflect the Withdrawal Charge that may be assessed at the time of redemption in an amount ranging up to 8% of the requested redemption amount. The specific Withdrawal Charge percentage applicable to a particular redemption depends on the length of time Purchase Payments have been held under the Contract and whether redemptions have been previously made during that Contract Year. (See "Charges and Deductions-Withdrawal Charge" on page 11 of the Prospectus.)
No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the Money Market Sub-Account and the Fund are excluded from the calculation of yield.

  B. TOTAL RETURN AND YIELD QUOTATIONS FOR THE AGGRESSIVE GROWTH, EMERGING GROWTH, GROWTH, GLOBAL, BALANCED, STRATEGIC TOTAL RETURN, BOND, SHORT-TO-INTERMEDIATE GOVERNMENT, GROWTH & INCOME, TACTICAL ASSET ALLOCATION, VALUE EQUITY, C.A.S.E. GROWTH, GLOBAL SECTOR, INTERNATIONAL EQUITY AND U.S. EQUITY SUB-ACCOUNTS

     The total return quotations set forth in the Prospectus for all of these Sub-Accounts, except the Money Market Sub-Account, holding assets for the Contracts during the Accumulation Period are average annual total return quotations for the one, three, five, and ten-year periods (or, while the Series Account or a Sub-Account has been in existence for a period of less than one, three, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Series Account, and for the period from the date the Sub-Accounts commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                P(1 + T)n = ERV

     Where:       P = a hypothetical initial payment of $1,000

                  T = average annual total return

                  n = number of years

                ERV = ending redeemable value at the end of the particular period of a hypothetical $1,000 payment made at the beginning of the particular period


For purposes of the total return quotations for all of these Sub-Accounts, except the Money Market Sub-Account, the calculations take into account all fees that are charged to all Owner accounts during the Accumulation Period. Such fees include the $35 Annual Contract charge, calculated on the basis of an average Series Account Value per Contract of $33,268, which converts that charge to an annual rate of 0.10% of the Series Account Value. The calculations also assume a complete surrender as of the end of the particular period. The calculations do not reflect any deductions for premium taxes or any transfer charges that may be applicable to a particular Contract.

     The yield quotations for all of the Sub-Accounts except the Money Market Sub-Account representing the accumulation period set forth in the Prospectus is based on the thirty-day period ended on the date of the most recent balance sheet of the Series Account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:

                                      a-b
                          YIELD = 2 [(--- + 1)6 - 1]
                                      cd

  Where:    a = net investment income earned during the period by the
                corresponding Portfolio of the Fund attributable to shares owned by the Sub-Account
            b = expenses accrued for the period (net of reimbursement) c = the average daily number of units outstanding during the period d = the maximum offering price per unit on the last day of the period


     For purposes of the yield quotations for the Bond, Growth, Global, and Short-to-Intermediate Government Sub-Accounts, the calculations take into effect all fees that are charged to all Owner accounts during the Accumulation Period. Such fees include the $35 Annual Contract Charge, calculated on the basis of an average Series Account Value per Contract of $33,268, which converts that charge to an annual rate of 0.10% of the Series Account Value. The calculations do not take into account any premium taxes, the Withdrawal Charge or any transfer charges.

     Premium taxes currently range from 0% to 3.5% of Purchase Payments depending upon the jurisdiction in which the Contract is delivered. A Withdrawal Charge may be assessed at the time of redemption in an amount ranging up to 8% of the requested redemption amount, with the specific percentage applicable to a particular redemption depending on the length of time Purchase Payments were held under the Contract, and whether redemptions had been previously made during that Contract Year. (See "Charges and Deductions-Withdrawal Charge" on page 11 of the Prospectus.)


     C. OTHER PERFORMANCE DATA

     Western Reserve may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by these Sub-Accounts.

     Western Reserve may from time to time also disclose in advertisements and sales literature yield, standard total returns, and non-standard total returns for the Fund's Portfolios, which do not include Contract and Series Account fees and charges, including such disclosure for the Sub-Accounts for periods prior to the date the Sub-Accounts commenced operations. For periods prior to the date each Sub-Account commenced operations, performance information will be calculated based on the performance of the Fund's corresponding Portfolios that commenced operations prior to each Sub-Account, and the assumption that each Sub-Account was in existence for the same periods as those indicated for each respective Portfolio, with a level of fees and charges equal to those currently assessed against each Sub-Account and the Contract. The Prospectus contains a table which shows average annual total returns for periods prior to the date each Sub-Account commenced operations. The Prospectus also contains a similar table for the same periods which shows average annual total returns which do not reflect any charge on amounts partially withdrawn or surrendered. The total returns in the second table are calculated in exactly the same manner as those in the preceding table, except that the ending redeemable value of the hypothetical account for the periods is replaced with an ending value for the periods that does not take into account any charge on amounts partially withdrawn or surrendered. Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed.

     D. ADVERTISING AND SALES LITERATURE

     From time to time Western Reserve may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are the selection of individual investments has little impact on portfolio performance, market timing strategies seldom work, markets are efficient, and portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that will provide a higher return with the same risk or the same return with lower risk.

     When presenting the asset allocation process Western Reserve may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. Western Reserve may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include lbbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by the Company to be appropriate. Western Reserve may also provide a historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. Western Reserve may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. Western Reserve may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, Western Reserve may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of purchase payments made on a "before tax" basis through a tax-qualified plan with those made on an "after tax" basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of purchase payments.

              ADDITION, DELETION, AND SUBSTITUTION OF INVESTMENTS

     Western Reserve reserves the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held by the Series Account or that the Series Account may purchase. Western Reserve reserves the right to eliminate the shares of any of the Portfolios of the Fund and to substitute shares of another Portfolio of the Fund or of another open-end registered investment company, if the shares of a Portfolio are no longer available for investment, or if in Western Reserve's judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Series Account. Western Reserve will not, however, substitute any shares attributable to an Owner's interest in a Sub-Account without notice to and prior approval of the Securities and Exchange Commission, to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act") or other applicable law.

     Western Reserve also reserves the right to establish additional Sub-Accounts, each of which would invest in a new Portfolio of the Fund, or in shares of another investment company, with a specified investment objective. New Sub-Accounts may be established when, in the sole discretion of Western Reserve, marketing, tax or investment conditions warrant, and any new Sub-Accounts will be made available to existing Owners on a basis to be determined by Western Reserve. Western Reserve may also eliminate one or more Sub-Accounts if, in its sole discretion, marketing, tax or investment conditions warrant.


     In the event of any such substitution or change, Western Reserve may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by Western Reserve to be in the best interests of persons having voting rights under the Contracts, the Series Account may be operated as a management company under the 1940 Act, or, subject to any required approval, it may be deregistered under that Act in the event such registration is no longer required.


     Western Reserve reserves the right to change the investment objective of any Sub-Account. Additionally, if required by law or regulation, Western Reserve will not materially change an investment objective of the Series Account or of a Portfolio designated for a Sub-Account unless a statement of the change is filed with and approved by the appropriate insurance official of the state of Western Reserve's domicile or deemed approved in accordance with such law or regulation.

                   CALCULATION OF VARIABLE ANNUITY PAYMENTS

     Under a Series Account annuity option, the Owner applies his or her Annuity Proceeds (or a portion thereof) on the Maturity Date to one or more of the sixteen Sub-Accounts designated to support annuity payments by purchasing units issued in connection with each Sub-Account selected by the Owner. The Annuity Unit Value of any Sub-Account will increase or decrease in accordance with the investment experience of that Sub-Account. The Annuity Unit Value of any Sub-Account at the end of a Valuation Period is equal to the product of (a) the Annuity Unit Value for that Sub-Account at the end of the immediately preceding Valuation Period, multiplied by (b) the net investment factor for that Sub-Account for the Valuation Period, multiplied by (c) the "assumed investment return adjustment factor" for the Valuation Period.

     The "assumed investment return adjustment factor" for a Valuation Period is the product of discount factors of .99986634 per day, and is designed to recognize the 5% effective annual assumed investment return.

     The net investment factor used to calculate the Annuity Unit Value in each Sub-Account for the Valuation Period is equal to (a) the net result of (1) the net asset value of a Fund share held in that Sub-Account determined as of the end of the current Valuation Period; plus (2) the per share amount of any dividend or capital gain distributions made by the Fund for shares held in that Sub-Account if the ex-dividend date occurs during the Valuation Period; plus or minus (3) a per share charge or credit for any taxes reserved for, which Western Reserve determines to have resulted from the investment operations of the Sub-Account; divided by (b) the net asset value of a Fund share held in the Sub-Account determined as of the end of the immediately preceding Valuation Period; minus (c) a factor representing the mortality and expense risk charge and administrative charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of a Fund share held in the Series Account for the Sub-Account.

     DETERMINATION OF THE FIRST VARIABLE PAYMENT. The amount of the first variable payment is determined by multiplying the Annuity Proceeds times the appropriate rate for the variable option selected. The rates are based on the Society of Actuaries 1983 Individual Mortality Table A with projection and a 5% effective annual assumed investment return and assuming a Maturity Date in the year 2000. Gender based mortality tables will be used unless prohibited by law.

     The amount of the first payment depends upon the adjusted age of the Annuitant. The adjusted age is the Annuitant's actual age nearest birthday at the Maturity Date, adjusted as follows:

Maturity Date       Adjusted Age
-------------       ------------
 Before 2001        Actual Age
 2001 - 2010        Actual Age minus 1
 2011 - 2020        Actual Age minus 2
 2021 - 2030        Actual Age minus 3
 2031 - 2040        Actual Age minus 4

After the year 2040 as determined by Western Reserve.

     DETERMINATION OF SUBSEQUENT VARIABLE PAYMENTS. The amount of variable annuity payments after the first will increase or decrease according to the Annuity Unit Value which reflects the investment experience of the selected Sub-Account(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected Sub-Account multiplied by the Annuity Unit Value of that Sub-Account on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that Sub-Account by the Annuity Unit Value of that Sub-Account on the date the first annuity payment is processed.

                             FINANCIAL STATEMENTS

     The financial statements of Western Reserve which are included in this Statement of Additional Information should be considered only as bearing on the ability of Western Reserve to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Series Account.


     Financial Statements for Western Reserve for the years ended December 31, 1996, 1995 and 1994, have been prepared on the basis of statutory accounting principles, rather than generally accepted accounting principles ("GAAP").


                         INDEX TO FINANCIAL STATEMENTS

WRL SERIES ANNUITY ACCOUNT (BELLWETHER AND CONQUEROR VARIABLE ANNUITIES):

     Report of Independent Accountants dated January 31, 1997

     Statements of assets, liabilities and equity accounts and statements of operations for the year ended December 31, 1996

     Statements of changes in equity accounts for the years ended December 31, 1996 and 1995

     Selected per unit data and ratios for the years ended December 31, 1996, 1995, 1994, 1993 and 1992

     Notes to financial statements

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO:

     Report of Independent Auditors dated February 21, 1997

     Statutory-Basis balance sheets at December 31, 1996 and 1995

     Statutory-Basis statements of operations for the years ended December 31, 1996, 1995 and 1994

     Statutory-Basis statements of changes in capital and surplus for the years ended December 31, 1996, 1995 and 1994

     Statutory-Basis statements of cash flows for the years ended December 31, 1996, 1995 and 1994

     Notes to Statutory-Basis financial statements


     Statutory-Basis financial statement schedules

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Contract Owners of the WRL Series Annuity Account - WRL Freedom Bellwether and WRL Freedom Conqueror Contracts

In our opinion, the accompanying statements of assets, liabilities and equity accounts and the related statements of operations and of changes in equity accounts and the selected per unit data and ratios present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the WRL Freedom Bellwether and WRL Freedom Conqueror Contracts of the WRL Series Annuity Account (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Annuity Account") at December 31, 1996, the results of each of their operations, the changes in each of their equity accounts and the selected per unit data and ratios for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Annuity Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Kansas City, Missouri
January 31, 1997

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
STATEMENTS OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At December 31, 1996
--------------------------------------------------------------------------------

                                                                                                                SHORT-TO-
                                                                                                              INTERMEDIATE
                                                    MONEY MARKET           BOND               GROWTH           GOVERNMENT
                                                    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
ASSETS:
 Investments
   Investment in WRL Series Fund, Inc.:
     Shares ...................................     57,466,626.650      3,554,741.151        9,078,227.620      1,531,081.607
                                                 =================  =================   ==================  =================
     Cost .....................................  $      57,466,627  $      38,253,382   $      272,878,760  $      15,791,132
                                                 =================  =================   ==================  =================
   Investments, at net asset value ............  $      57,466,627  $      38,061,445   $      317,749,581  $      15,685,670
   Accrued transfers from (to) depositor - net             948,168             (6,201)             (44,136)            (5,444)
                                                 -----------------  -----------------   ------------------  -----------------
     Total assets .............................         58,414,795         38,055,244          317,705,445         15,680,226
                                                 -----------------  -----------------   ------------------  -----------------
LIABILITIES: ..................................                  0                  0                    0                  0
                                                 -----------------  -----------------   ------------------  -----------------
    Total net assets ..........................  $      58,414,795  $      38,055,244   $      317,705,445  $      15,680,226
                                                 =================  =================   ==================  =================
EQUITY ACCOUNTS:
  Contract Owners' equity:
    Units .....................................   5,253,582.115062   3,055,304.507335    19,832,581.763517   1,350,785.453748
                                                 =================  =================   ==================  =================
    Unit value ................................  $       11.119041  $       12.455467   $        16.019369  $       11.608228
                                                 =================  =================   ==================  =================
    Contract Owners' equity ...................  $      58,414,795  $      38,055,244   $      317,705,445  $      15,680,226
                                                 -----------------  -----------------   ------------------  -----------------
  Depositor's equity:
    Units .....................................                N/A                N/A                  N/A                N/A
                                                 =================  =================   ==================  =================
    Unit value ................................  $             N/A  $             N/A   $              N/A  $             N/A
                                                 =================  =================   ==================  =================
    Depositor's equity ........................  $             N/A  $             N/A   $              N/A  $             N/A
                                                 ----------------- -----------------    ------------------  -----------------
    Total equity ..............................  $      58,414,795  $      38,055,244   $      317,705,445  $      15,680,226
                                                 =================  =================   ==================  =================

                                                    GLOBAL            EQUITY-INCOME     EMERGING GROWTH    AGGRESSIVE GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
ASSETS:
 Investments
   Investment in WRL Series Fund, Inc.:
     Shares .................................      12,575,284.272      14,066,539.947      9,703,598.042        7,116,101.849
                                               ==================  ==================  =================   ==================
     Cost ...................................  $      201,977,185  $      178,748,743  $     151,291,850   $       97,017,065
                                               ==================  ==================  =================   ==================
   Investments, at net asset value .........   $      227,803,362  $      196,540,765  $     179,139,534   $      100,892,191
   Accrued transfers from (to)
     depositor - net .......................              151,683            (235,810)           449,315              (59,706)
                                               ------------------  ------------------  -----------------   ------------------
     Total assets ..........................          227,955,045         196,304,955        179,588,849          100,832,485
                                               ------------------  ------------------  -----------------   ------------------
LIABILITIES: ..............................                     0                   0                  0                    0
                                               ------------------  ------------------  -----------------   ------------------
    Total net assets ......................     $     227,955,045  $      196,304,955  $     179,588,849   $      100,832,485
                                               ==================  ==================  =================   ==================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units ..................................     11,159,128.232837   12,770,553.738705   9,376,916.835961     6,954,084.354037
                                               ==================  ==================  =================   ==================
   Unit value .............................    $        20.427675  $        15.371687  $       19.152228   $        14.499750
                                               ==================  ==================  =================   ==================
   Contract Owners' equity ................    $      227,955,045  $      196,304,955  $     179,588,849   $      100,832,485
                                               ------------------  ------------------  -----------------   ------------------
 Depositor's equity:
   Units ..................................                   N/A                 N/A                N/A                  N/A
                                               ==================  ==================  =================   ==================
   Unit value .............................    $              N/A  $              N/A  $             N/A   $              N/A
                                               ==================  ==================  =================   ==================
   Depositor's equity .....................    $              N/A  $              N/A  $             N/A   $              N/A
                                               ------------------  ------------------  -----------------   ------------------
   Total equity ...........................    $      227,955,045  $      196,304,955  $     179,588,849   $      100,832,485
                                               ==================  ==================  =================   ==================

                                                    BALANCED            UTILITY
                                                  SUB-ACCOUNT        SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
    Shares .................................       2,526,763.889      1,704,322.466
                                               =================  =================
    Cost ...................................   $      26,026,058  $      18,752,418
                                               =================  =================
  Investments, at net asset value ..........   $      28,791,685  $      20,047,679
  Accrued transfers from (to)
    depositor - net ........................             (57,853)           (75,781)
                                               -----------------  -----------------
    Total assets ...........................          28,733,832         19,971,898
                                               -----------------  -----------------
LIABILITIES: ...............................                   0                  0
                                               -----------------  -----------------
    Total net assets .......................   $      28,733,832  $      19,971,898
                                               =================  =================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units ...................................    2,385,500.177475   1,553,810.728349
                                               =================  =================
   Unit value ..............................   $       12.045202  $       12.853495
                                               =================  =================
   Contract Owners' equity .................   $      28,733,832  $      19,971,898
                                               -----------------  -----------------
 Depositor's equity:
   Units ...................................                 N/A                N/A
                                               =================  =================
   Unit value ..............................   $             N/A  $             N/A
                                               =================  =================
   Depositor's equity ......................   $             N/A  $             N/A
                                               -----------------  -----------------
   Total equity ............................   $      28,733,832  $      19,971,898
                                               =================  =================

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
STATEMENTS OF OPERATIONS
For the year or period ended December 31, 1996
--------------------------------------------------------------------------------

                                                                                                        SHORT-TO-
                                                                                                       INTERMEDIATE
                                                   MONEY MARKET        BOND            GROWTH          GOVERNMENT
                                                    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income ............................      $2,143,477      $  2,085,872       $ 3,008,593      $ 769,425
 Capital gain distributions .................               0                 0        16,954,024              0
                                                   ----------      ------------       -----------      ---------
                                                    2,143,477         2,085,872        19,962,617        769,425
EXPENSES:
 Mortality and expense risk .................         603,609           486,811         3,673,526        202,164
                                                   ----------      ------------       -----------      ---------
   Net investment income (loss) .............       1,539,868         1,599,061        16,289,091        567,261
                                                   ----------      ------------       -----------      ---------
 Net realized and unrealized gain (loss) on
   investments:
   Net realized gain (loss) from securities
     transactions ...........................               0          (698,802)        4,529,601        240,193
   Change in unrealized appreciation
    (depreciation) ..........................               0        (1,239,618)       16,387,401       (482,646)
                                                   ----------      ------------       -----------      ---------
    Net gain (loss) on investments ..........               0        (1,938,420)       20,917,002       (242,453)
                                                   ----------      ------------       -----------      ---------
    Net increase (decrease) in equity accounts
      resulting from operations .............      $1,539,868      $   (339,359)      $37,206,093      $ 324,808
                                                   ==========      ============       ===========      =========

                                                 GLOBAL        EQUITY-INCOME  EMERGING GROWTH   AGGRESSIVE GROWTH
                                               SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income ..........................    $ 2,412,240      $ 3,902,311      $     6,904      $1,237,653
 Capital gain distributions ...............     16,965,940        6,583,585        7,848,469       1,736,699
                                               -----------      -----------      -----------      ----------
                                                19,378,180       10,485,896        7,855,373       2,974,352
EXPENSES:
 Mortality and expense risk ...............      2,497,892        1,846,007        2,049,633       1,151,278
                                               -----------      -----------      -----------      ----------
   Net investment income (loss) ...........     16,880,288        8,639,889        5,805,740       1,823,074
                                               -----------      -----------      -----------      ----------
 Net realized and unrealized gain (loss) on
   investments:
   Net realized gain (loss) from securities
     transactions .........................      7,564,103        1,404,575        8,673,249       5,886,038
   Change in unrealized appreciation
     (depreciation) .......................     13,561,148        6,796,826        5,434,437         163,846
                                               -----------      -----------      -----------      ----------
     Net gain (loss) on investments .......     21,125,251        8,201,401       14,107,686       6,049,884
                                               -----------      -----------      -----------      ----------
     Net increase (decrease) in equity
       accounts resulting from operations .    $38,005,539      $16,841,290      $19,913,426      $7,872,958
                                              ===========      ===========      ===========      ==========

                                                 BALANCED         UTILITY
                                               SUB-ACCOUNT      SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income ............................   $  643,554      $  509,611
 Capital gain distributions .................      245,860         515,121
                                                ----------      ----------
                                                   889,414       1,024,732
EXPENSES:
 Mortality and expense risk .................      304,196         202,558
                                                ----------      ----------
   Net investment income (loss) .............      585,218         822,174
                                                ----------      ----------
 Net realized and unrealized gain (loss) on
   investments:
   Net realized gain (loss) from securities
     transactions ...........................      159,957         319,804
   Change in unrealized appreciation
    (depreciation) ..........................    1,434,264         496,140
                                                ----------      ----------
   Net gain (loss) on investments ...........    1,594,221         815,944
                                                ----------      ----------
   Net increase (decrease) in equity accounts
     resulting from operations ..............   $2,179,439      $1,638,118
                                                ==========      ==========

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
STATEMENTS OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At December 31, 1996
--------------------------------------------------------------------------------

                                                   TACTICAL ASSET                       MERIDIAN/INVESCO
                                                     ALLOCATION      C.A.S.E. GROWTH      GLOBAL SECTOR      VALUE EQUITY
                                                    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
ASSETS:
 Investments
   Investment in WRL Series Fund, Inc.:
    Shares .....................................     9,949,981.843        938,598.139        334,024.309       2,118,053.511
                                                 =================  =================   ================   =================
    Cost ....................................... $     120,546,059  $      11,962,847   $      3,402,887   $      22,330,655
                                                 =================  =================   ================   =================
   Investments at net asset value .............. $     125,476,362  $      12,593,116   $      3,524,725   $      23,863,074
   Accrued transfers from (to) depositor - net .           100,746            (50,827)           (15,359)           (103,753)
                                                 -----------------  -----------------   ----------------   -----------------
    Total assets ...............................       125,577,108         12,542,289          3,509,366          23,759,321
                                                 -----------------  -----------------   ----------------   -----------------
LIABILITIES: ..................................                  0                  0                  0                   0
                                                 -----------------  -----------------   ----------------   -----------------
    Total net assets ........................... $     125,577,108  $      12,542,289   $      3,509,366   $      23,759,321
                                                 =================  =================   ================   =================
EQUITY ACCOUNTS:
  Contract Owners' equity:
    Units ......................................  9,397,630.629186   1,161,733.311699     333,942.618296    2,103,820.411102
                                                 =================  =================   ================   =================
    Unit value ................................. $       13.362635  $       10.773003   $      10.508888   $       11.213466
                                                 =================  =================   ================   =================
    Contract Owners' equity .................... $     125,577,108  $      12,515,356   $      3,509,366   $      23,591,119
                                                 -----------------  -----------------   ----------------   -----------------
  Depositor's equity:
    Units ......................................               N/A       2,500.000000                N/A       15,000.000000
                                                 =================  =================   =================  =================
    Unit value ................................. $             N/A  $       10.773003   $            N/A   $       11.213466
                                                 =================  =================   =================  =================
    Depositor's equity ......................... $             N/A  $          26,933   $            N/A   $         168,202
                                                 -----------------  -----------------   ----------------   -----------------
    Total equity ............................... $     125,577,108  $      12,542,289   $      3,509,366   $      23,759,321
                                                 =================  =================   ================   =================

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
STATEMENTS OF OPERATIONS
For the year or period ended December 31, 1996
--------------------------------------------------------------------------------

                                                TACTICAL ASSET                     MERIDIAN/INVESCO
                                                  ALLOCATION     C.A.S.E. GROWTH    GLOBAL SECTOR     VALUE EQUITY
                                                  SUB-ACCOUNT      SUB-ACCOUNT(A)   SUB-ACCOUNT(A)   SUB-ACCOUNT(A)
INVESTMENT INCOME:
 Dividend income ............................      $2,799,917        $ 45,209        $   5,930         $   77,464
 Capital gain distributions .................       2,262,947         206,171           12,122             32,728
                                                   ----------        --------        ---------         ----------
                                                    5,062,864         251,380           18,052            110,192
EXPENSES:
Mortality and expense risk ..................       1,384,600          51,146           12,669             90,926
                                                   ----------        --------        ---------         ----------
     Net investment income (loss) ...........       3,678,264         200,234            5,383             19,266
                                                   ----------        --------        ---------         ----------
 Net realized and unrealized gain (loss) on
   investments:
   Net realized gain (loss) from
     securities transactions ................       2,784,681           9,835             (150)            29,764
   Change in unrealized appreciation
     (depreciation) .........................       3,008,787         630,268          121,838          1,532,419
                                                   ----------        --------        ---------         ----------
   Net gain (loss) on investments ...........       5,793,468         640,103          121,688          1,562,183
                                                   ----------        --------        ---------         ----------
   Net increase (decrease) in equity
     accounts resulting from operations .....      $9,471,732        $840,337        $ 127,071         $1,581,449
                                                   ==========        ========        =========         ==========

(a) The inception date of this sub-account was May 1, 1996.

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
STATEMENTS OF CHANGES IN EQUITY ACCOUNTS
For the year or period ended
--------------------------------------------------------------------------------

                                                          MONEY MARKET                         BOND
                                                           SUB-ACCOUNT                     SUB-ACCOUNT
                                                           DECEMBER 31                     DECEMBER 31
                                                 ------------------------------  ------------------------------
                                                      1996            1995             1996            1995
                                                 -------------- --------------  --------------  --------------
OPERATIONS:
 Net investment income (loss) .................    $ 1,539,868     $ 1,313,504     $ 1,599,061     $ 1,334,567
 Net gain (loss) on investments ...............              0               0      (1,938,420)      3,265,003
                                                   -----------     -----------     -----------     -----------
 Net increase (decrease) in equity accounts
   resulting from operations ..................      1,539,868       1,313,504        (339,359)      4,599,570
                                                   -----------     -----------     -----------     -----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed)  .........     37,166,378       3,849,894       8,367,613      12,376,956
                                                   -----------     -----------     -----------     -----------
 Less cost of units redeemed:
  Administrative charges ......................         17,556          15,085          24,284          20,247
  Policy loans ................................        101,493          30,025          11,521               0
  Surrender benefits ..........................      8,016,874       4,807,455       2,411,912       1,650,718
  Death benefits ..............................        679,267         324,411         296,824         147,684
                                                   -----------     -----------     -----------      ----------
                                                     8,815,190       5,176,976       2,744,541       1,818,649
                                                   -----------     -----------     -----------      ----------
  Increase (decrease) in equity accounts from
    capital unit transactions .................     28,351,188      (1,327,082)      5,623,072      10,558,307
                                                   -----------     -----------     -----------      ----------
  Net increase (decrease) in equity accounts  .     29,891,056         (13,578)      5,283,713      15,157,877
 Depositors' equity contribution (redemption)                0               0               0               0
EQUITY ACCOUNTS:
 Beginning of period ..........................     28,523,739      28,537,317      32,771,531      17,613,654
                                                   -----------     -----------     -----------      ----------
 End of period ................................    $58,414,795     $28,523,739     $38,055,244     $32,771,531
                                                   ===========     ===========     ===========     ===========

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                              GROWTH
                                                           SUB-ACCOUNT
                                                           DECEMBER 31
                                                 -------------------------------
                                                       1996            1995
                                                 --------------- --------------
OPERATIONS:
 Net investment income (loss) .................    $ 16,289,091    $ 16,764,464
 Net gain (loss) on investments ...............      20,917,002      38,316,882
                                                   ------------    ------------
 Net increase (decrease) in equity accounts
   resulting from operations ..................      37,206,093      55,081,346
                                                   ------------    ------------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed)  .........      98,111,181      40,690,699
                                                   ------------    ------------
 Less cost of units redeemed:
  Administrative charges ......................         242,674         173,999
  Policy loans ................................         176,313          36,385
  Surrender benefits ..........................      14,229,582       9,406,104
  Death benefits ..............................       1,101,844         399,627
                                                   ------------    ------------
                                                     15,750,413      10,016,115
                                                   ------------    ------------
  Increase (decrease) in equity accounts from
    capital unit transactions .................      82,360,768      30,674,584
                                                   ------------    ------------
  Net increase (decrease) in equity accounts ..     119,566,861      85,755,930
 Depositors' equity contribution (redemption)                 0               0
EQUITY ACCOUNTS:
 Beginning of period ..........................     198,138,584     112,382,654
                                                   ------------    ------------
 End of period ................................    $317,705,445    $198,138,584
                                                   ============    ============


                                                     SHORT-TO-INTERMEDIATE
                                                          GOVERNMENT                     GLOBAL
                                                          SUB-ACCOUNT                 SUB-ACCOUNT
                                                          DECEMBER 31                 DECEMBER 31
                                                  ---------------------------   ----------------------------
                                                     1996            1995         1996             1995
                                                  ------------    -----------   ------------   -------------
OPERATIONS:
 Net investment income (loss) .................   $    567,261    $   509,575   $ 16,880,288   $   2,936,895
 Net gain (loss) on investments ...............       (242,453)       801,020     21,125,251      16,567,912
                                                  ------------    -----------   ------------   -------------
 Net increase (decrease) in equity accounts
   resulting from operations ..................        324,808      1,310,595     38,005,539      19,504,807
                                                  ------------    -----------   ------------   -------------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed)  .........      4,001,808      1,293,887     88,386,336       3,172,478
                                                  ------------    -----------   ------------   -------------
 Less cost of units redeemed:
  Administrative charges ......................          7,051          7,052        146,170         106,341
  Policy loans ................................              0         31,238        147,825           5,024
  Surrender benefits ..........................      1,514,008      1,086,564      9,450,746       5,972,420
  Death benefits ..............................        110,873        143,519        650,521         464,451
                                                  ------------    -----------   ------------   -------------
                                                     1,631,932      1,268,373     10,395,262       6,548,236
                                                  ------------    -----------   ------------   -------------
  Increase (decrease) in equity accounts from
    capital unit transactions .................      2,369,876         25,514     77,991,074      (3,375,758)
                                                  ------------    -----------   ------------   -------------
  Net increase (decrease) in equity accounts ..      2,694,684      1,336,109    115,996,613      16,129,049
 Depositors' equity contribution (redemption)                0              0              0               0
EQUITY ACCOUNTS:
 Beginning of period ..........................     12,985,542     11,649,433    111,958,432      95,829,383
                                                  ------------    -----------   ------------   -------------
 End of period ................................   $ 15,680,226    $12,985,542   $227,955,045   $ 111,958,432
                                                  ============    ===========   ============   =============

                                                          EQUITY-INCOME
                                                          SUB-ACCOUNT
                                                          DECEMBER 31
                                                  ---------------------------
                                                     1996             1995
                                                  ------------   ------------
OPERATIONS:
 Net investment income (loss) .................   $  8,639,889   $  4,061,486
 Net gain (loss) on investments ...............      8,201,401     13,464,500
                                                  ------------   ------------
 Net increase (decrease) in equity accounts
   resulting from operations ..................     16,841,290     17,525,986
                                                  ------------   ------------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed)  .........     85,200,901     17,763,181
                                                  ------------   ------------
 Less cost of units redeemed:
  Administrative charges ......................         91,978         71,983
  Policy loans ................................         78,498              0
  Surrender benefits ..........................      6,804,935      4,611,616
  Death benefits ..............................        412,933        687,018
                                                  ------------   ------------
                                                     7,388,344      5,370,617
                                                  ------------   ------------
  Increase (decrease) in equity accounts from
    capital unit transactions .................     77,812,557     12,392,564
                                                  ------------   ------------
  Net increase (decrease) in equity accounts  .     94,653,847     29,918,550
 Depositors' equity contribution (redemption)                0              0
EQUITY ACCOUNTS:
 Beginning of period ..........................    101,651,108     71,732,558
                                                  ------------   ------------
 End of period ................................   $196,304,955   $101,651,108
                                                  ============   ============


                                                          EMERGING GROWTH           AGGRESSIVE GROWTH
                                                            SUB-ACCOUNT                SUB-ACCOUNT
                                                            DECEMBER 31                DECEMBER 31
                                                 ---------------------------   ---------------------------
                                                     1996           1995            1996          1995
                                                 ------------   ------------   ------------   ------------
OPERATIONS:
 Net investment income (loss) .................   $  5,805,740   $  3,189,124   $  1,823,074   $  1,078,673
 Net gain (loss) on investments ...............     14,107,686     27,441,608      6,049,884      5,453,504
                                                  ------------   ------------   ------------   ------------
 Net increase (decrease) in equity accounts
   resulting from operations ..................     19,913,426     30,630,732      7,872,958      6,532,177
                                                  ------------   ------------   ------------   ------------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed) ..........     63,633,185     16,786,688     36,890,434     44,671,168
                                                  ------------   ------------   ------------   ------------
 Less cost of units redeemed:
  Administrative charges ......................        128,353         85,948         69,909         26,869
  Policy loans ................................        108,870         13,781        101,914          8,808
  Surrender benefits ..........................      8,245,766      4,544,091      4,071,470      1,799,668
  Death benefits ..............................        589,583        273,410        107,157         78,444
                                                  ------------   ------------   ------------   ------------
                                                     9,072,572      4,917,230      4,350,450      1,913,789
                                                  ------------   ------------   ------------   ------------
  Increase (decrease) in equity accounts from
    capital unit transactions .................     54,560,613     11,869,458     32,539,984     42,757,379
                                                  ------------   ------------   ------------   ------------
  Net increase (decrease) in equity accounts ..     74,474,039     42,500,190     40,412,942     49,289,556
 Depositors' equity contribution (redemption) .              0              0              0       (272,958)
EQUITY ACCOUNTS:
 Beginning of period ..........................    105,114,810     62,614,620     60,419,543     11,402,945
                                                  ------------   ------------   ------------   ------------
 End of period ................................   $179,588,849   $105,114,810   $100,832,485   $ 60,419,543
                                                  ============   ============   ============   ============

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                            BALANCED
                                                          SUB-ACCOUNT
                                                          DECEMBER 31
                                                  ----------------------------
                                                      1996            1995
                                                  ------------    ------------
OPERATIONS:
 Net investment income (loss) .................   $    585,218    $    383,272
 Net gain (loss) on investments ...............      1,594,221       1,697,980
                                                  ------------    ------------
 Net increase (decrease) in equity accounts
   resulting from operations ..................      2,179,439       2,081,252
                                                  ------------    ------------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed) ..........     12,102,679       6,741,534
                                                  ------------    ------------
 Less cost of units redeemed:
  Administrative charges ......................         14,257           8,055
  Policy loans ................................         21,825               0
  Surrender benefits ..........................      1,283,676         543,786
  Death benefits ..............................         79,316         137,777
                                                  ------------    ------------
                                                     1,399,074         689,618
                                                  ------------    ------------
  Increase (decrease) in equity accounts from
    capital unit transactions .................     10,703,605       6,051,916
                                                  ------------    ------------
  Net increase (decrease) in equity accounts ..     12,883,044       8,133,168
 Depositors' equity contribution (redemption) .       (218,006)              0
EQUITY ACCOUNTS:
 Beginning of period ..........................     16,068,794       7,935,626
                                                  ------------    ------------
 End of period ................................   $ 28,733,832    $ 16,068,794
                                                  ============    ============


                                                                                      TACTICAL ASSET             C.A.S.E.
                                                          UTILITY                       ALLOCATION               GROWTH
                                                        SUB-ACCOUNT                     SUB-ACCOUNT            SUB-ACCOUNT
                                                        DECEMBER 31                     DECEMBER 31            DECEMBER 31
                                               ----------------------------   ---------------------------    ------------
                                                    1996           1995            1996         1995(A)         1996(B)
                                               ------------    ------------   ------------   ------------    ------------
OPERATIONS:
 Net investment income (loss) .................$    822,174    $    297,189   $  3,678,264   $  2,115,992    $    200,234
 Net gain (loss) on investments ...............     815,944       1,157,763      5,793,468      3,169,620         640,103
                                               ------------    ------------   ------------   ------------    ------------
 Net increase (decrease) in equity accounts
   resulting from operations ..................   1,638,118       1,454,952      9,471,732      5,285,612         840,337
                                               ------------    ------------   ------------   ------------    ------------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed) ..........   9,551,314       5,146,911     51,801,197     70,478,164      11,839,479
                                               ------------    ------------   ------------   ------------    ------------
 Less cost of units redeemed:
  Administrative charges ......................       9,288           4,161         32,299          7,030             923
  Policy loans ................................      11,838             193         23,207          8,139          10,904
  Surrender benefits ..........................     811,139         210,465      7,426,292      3,423,825         150,700
  Death benefits ..............................     240,558          87,803        513,632         18,074               0
                                               ------------    ------------   ------------   ------------    ------------
                                                  1,072,823         302,622      7,995,430      3,457,068         162,527
                                               ------------    ------------   ------------   ------------    ------------
  Increase (decrease) in equity accounts from
    capital unit transactions .................   8,478,491       4,844,289     43,805,767     67,021,096      11,676,952
                                               ------------    ------------   ------------   ------------    ------------
  Net increase (decrease) in equity accounts ..  10,116,609       6,299,241     53,277,499     72,306,708      12,517,289
 Depositors' equity contribution (redemption) .    (230,353)              0              0         (7,099)         25,000
EQUITY ACCOUNTS:
 Beginning of period ..........................  10,085,642       3,786,401     72,299,609              0               0
                                               ------------    ------------   ------------   ------------    ------------
 End of period ................................$ 19,971,898    $ 10,085,642   $125,577,108   $ 72,299,609    $ 12,542,289
                                               ============    ============   ============   ============    ============


                                                   MERIDIAN/
                                                    INVESCO
                                                GLOBAL SECTOR  VALUE EQUITY
                                                 SUB-ACCOUNT    SUB-ACCOUNT
                                                 DECEMBER 31    DECEMBER 31
                                                ------------   ------------
                                                    1996(B)       1996(B)
                                                ------------   ------------
OPERATIONS:
 Net investment income (loss) ................. $      5,383   $     19,266
 Net gain (loss) on investments ...............      121,688      1,562,183
                                                ------------   ------------
 Net increase (decrease) in equity accounts
   resulting from operations ..................      127,071      1,581,449
                                                ------------   ------------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed) ..........    3,409,809     22,294,351
                                                ------------   ------------
 Less cost of units redeemed:
  Administrative charges ......................           91          1,969
  Policy loans ................................            0          5,853
  Surrender benefits ..........................       27,423        258,657
  Death benefits ..............................            0              0
                                                ------------   ------------
                                                      27,514        266,479
                                                ------------   ------------
  Increase (decrease) in equity accounts from
    capital unit transactions .................    3,382,295     22,027,872
                                                ------------   ------------
  Net increase (decrease) in equity accounts ..    3,509,366     23,609,321
 Depositors' equity contribution (redemption) .            0        150,000
EQUITY ACCOUNTS:
 Beginning of period ..........................            0              0
                                                ------------   ------------
 End of period ................................ $  3,509,366   $ 23,759,321
                                                ============   ============

(a) The inception date of this sub-account was January 3, 1995.
(b) The inception date of this sub-account was May 1, 1996.

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
SELECTED PER UNIT DATA AND RATIOS*
For the period ended
--------------------------------------------------------------------------------

                                                                      MONEY MARKET
                                                                      SUB-ACCOUNT
                                                                      DECEMBER 31
                                              ---------------------------------------------------------
                                                 1996        1995         1994       1993      1992(C)
                                              ----------  ----------  ----------  ---------   ---------
Accumulation unit value, beginning
  of period ...............................      $ 10.73     $ 10.32     $ 10.11     $10.01      $10.00
  Income from operations:
    Net investment income (loss) ..........         0.39        0.41        0.21       0.10        0.01
    Net realized and unrealized gain (loss)
      on investments ......................          .00         .00         .00        .00         .00
                                              ----------  ----------  ----------  ---------   ---------
        Total income (loss) from
          operations ......................         0.39        0.41        0.21       0.10        0.01
                                              ----------  ----------  ----------  ---------   ---------
Accumulation unit value,
  end of period ...........................      $ 11.12     $ 10.73     $ 10.32     $10.11      $10.01
                                              ==========  ==========  ==========  =========   =========
Total return (a) ..........................        3.65%       3.96%       2.07%      1.01%       0.09%

Ratios and supplemental data:
  Net assets at end of period
    (in thousands) ........................      $58,415     $28,524     $28,537     $8,786      $  100
  Ratio of net investment income (loss) to
    average net assets (b) ................        3.57%       3.89%       2.26%      1.03%       1.08%

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                                                                       BOND
                                                                    SUB-ACCOUNT
                                                                    DECEMBER 31
                                            ---------------------------------------------------------
                                               1996       1995        1994         1993       1992(C)
                                            ---------- ----------  ----------   ----------  ---------
Accumulation unit value, beginning
  of period ..............................    $ 12.61     $ 10.40     $ 11.33     $ 10.14      $10.00
  Income from operations:
    Net investment income (loss) .........       0.56        0.64        0.52        2.69        0.64
    Net realized and unrealized gain (loss)
      on investments .....................      (0.71)       1.57       (1.45)      (1.50)      (0.50)
                                            ----------  ----------  ----------  ---------   ---------
        Total income (loss) from
          operations .....................      (0.15)       2.21       (0.93)       1.19        0.14
                                            ----------  ----------  ---------- ----------   ---------
Accumulation unit value,
  end of period ..........................    $ 12.46     $ 12.61     $ 10.40     $ 11.33      $10.14
                                            ==========  ==========  ==========  ==========  =========
Total return (a) .........................     (1.25%)     21.28%      (8.23%)     11.81%       1.36%

Ratios and supplemental data:
  Net assets at end of period
   (in thousands) ........................    $38,055     $32,772     $17,614     $17,280      $  101
  Ratio of net investment income (loss) to
    average net assets (b) ................     4.60%       5.45%       4.91%      24.79%       6.30%


                                                                       GROWTH
                                                                     SUB-ACCOUNT
                                                                     DECEMBER 31
                                           ----------------------------------------------------------
                                             1996          1995         1994        1993      1992(C)
                                           --------      --------     --------    --------   --------
Accumulation unit value, beginning
  of period .............................. $  13.77      $   9.49     $  10.50    $  10.24   $  10.00
  Income from operations:
    Net investment income (loss) .........     0.95          1.30        (0.03)       0.31       0.39
    Net realized and unrealized gain (loss)
      on investments .....................     1.30          2.98        (0.98)      (0.05)     (0.15)
                                           --------      --------     --------    --------   --------
        Total income (loss) from
          operations .....................     2.25          4.28        (1.01)       0.26       0.24
                                           --------      --------     --------    --------   --------
Accumulation unit value,
  end of period .......................... $  16.02      $  13.77     $   9.49    $  10.50   $  10.24
                                           ========      ========     ========    ========   ========
Total return (a) .........................   16.32%        45.08%       (9.58%)      2.55%      2.38%

Ratios and supplemental data:
  Net assets at end of period
   (in thousands) ........................ $317,705      $198,139     $112,383    $ 87,415   $   102
  Ratio of net investment income (loss) to
   average net assets (b) ................    6.21%        11.07%       (0.26%)      3.14%      3.82%



                                                                SHORT-TO-INTERMEDIATE
                                                                     GOVERNMENT
                                                                     SUB-ACCOUNT
                                                                     DECEMBER 31
                                              -------------------------------------------------------
                                                1996        1995        1994        1993       1992(C)
                                              --------   --------    --------    --------    --------
Accumulation unit value, beginning
  of period ................................  $  11.38    $  10.16    $  10.35    $  10.03    $  10.00
  Income from operations:
    Net investment income (loss) ...........      0.45        0.48        0.37        0.30        0.01
    Net realized and unrealized gain (loss)
      on investments .......................     (0.22)       0.74       (0.56)       0.02        0.02
                                              --------    --------    --------    --------    --------
        Total income (loss) from
          operations .......................      0.23        1.22       (0.19)       0.32        0.03
                                              --------    --------    --------    --------    --------
Accumulation unit value,
  end of period ............................  $  11.61    $  11.38    $  10.16    $  10.35    $ $10.03
                                              ========    ========    ========    ========    ========
Total return (a) ...........................     2.04%      11.96%      (1.81%)      3.12%       0.35%

Ratios and supplemental data:
  Net assets at end of period
    (in thousands) .........................  $15,680     $12,986     $11,649     $13,564      $  853
  Ratio of net investment income (loss) to
    average net assets (b) .................    3.93%       4.39%       3.68%       2.98%       1.56%


                                                                        GLOBAL
                                                                     SUB-ACCOUNT
                                                                     DECEMBER 31
                                             ----------------------------------------------------------
                                                1996        1995         1994       1993       1992(C)
                                             --------     --------     --------    --------    --------
Accumulation unit value, beginning
  of period ..............................   $  16.22     $  13.36     $  13.52    $  10.15    $  10.00
  Income from operations:
    Net investment income (loss) .........       1.79         0.43         0.53        0.11       (0.01)
    Net realized and unrealized gain (loss)
      on investments .....................       2.42         2.43        (0.69)       3.26        0.16
                                             --------     --------     --------    --------    --------
        Total income (loss) from
          operations .....................       4.21         2.86        (0.16)       3.37        0.15
                                             --------     --------     --------    --------    --------
Accumulation unit value,
  end of period ..........................   $  20.43     $  16.22     $  13.36    $  13.52    $  10.15
                                             ========     ========     =========   ========    ========
Total return (a) .........................     25.96%       21.35%       (1.14%)     33.17%       1.51%

Ratios and supplemental data:
  Net assets at end of period
    (in thousands) ........................   $227,955     $111,958     $95,829     $29,905      $   254
  Ratio of net investment income (loss) to
    average net assets (b) ................      9.45%        2.96%       3.95%       0.99%       (1.32%)

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                              EQUITY-INCOME
                                                               SUB-ACCOUNT
                                                               DECEMBER 31
                                              ---------------------------------------------
                                                1996         1995         1994      1993(D)
                                              --------     --------    --------    --------
Accumulation unit value, beginning
  of period ..............................    $  13.56     $  11.03    $  11.24    $  10.00
 Income from operations:
  Net investment income (loss) ...........        0.94         0.59        0.16        0.20
  Net realized and unrealized gain (loss)
    on investments .......................        0.87         1.94       (0.37)       1.04
                                              --------     --------    --------    --------
      Total income (loss) from
        operations .......................        1.81         2.53       (0.21)       1.24
                                              --------     --------    --------    --------
Accumulation unit value,
  end of period ..........................    $  15.37     $  13.56    $  11.03    $  11.24
                                              ========     ========    ========    ========
Total return (a) .........................      13.40%       22.93%      (1.92%)     12.43%

Ratios and supplemental data:
  Net assets at end of period
    (in thousands) .......................    $196,305     $101,651     $71,733     $28,312
  Ratio of net investment income (loss) to
    average net assets (b) ...............       6.55%        4.76%       1.49%       2.24%

---------------
* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period. See Notes to Selected Per Unit Data and Ratios on page 24.

The notes to the financial statements are an integral part of this report.

                                                          EMERGING GROWTH                            AGGRESSIVE GROWTH
                                                            SUB-ACCOUNT                                 SUB-ACCOUNT
                                                            DECEMBER 31                                 DECEMBER 31
                                           ------------------------------------------------  -----------------------------------
                                              1996          1995        1994       1993(D)       1996         1995       1994(E)
                                           --------      --------    --------    --------     --------     --------    --------
Accumulation unit value, beginning
  of period ............................   $  16.34      $  11.29    $  12.35    $  10.00     $  13.31     $   9.78    $  10.00
  Income from operations:
    Net investment income (loss) .......       0.73          0.54       (0.15)      (0.14)        0.31         0.40       (0.10)
    Net realized and unrealized gain
      (loss)on investments .............       2.08          4.51       (0.91)       2.49         0.88         3.13       (0.12)
                                           --------      --------    --------    --------     --------     --------    --------
        Total income (loss) from
          operations ...................       2.81          5.05       (1.06)       2.35         1.19         3.53       (0.22)
                                           --------      --------    --------    --------     --------     --------    --------
Accumulation unit value,
  end of period ........................   $  19.15      $  16.34    $  11.29   $   12.35    $   14.50    $   13.31    $   9.78
                                           ========      ========    ========   =========    =========    =========    ========
Total return (a) .......................     17.23%        44.75%      (8.65%)     23.54%        8.91%       36.10%      (2.18%)

Ratios and supplemental data:
  Net assets at end of period
    (in thousands) .....................   $179,589      $105,115     $62,615     $25,444     $100,832      $60,420     $11,403
  Ratio of net investment income (loss)
     to average net assets (b) .........      3.96%         3.85%      (1.33%)     (1.44%)       2.22%        3.04%      (1.19%)



                                                          BALANCED
                                                         SUB-ACCOUNT
                                                         DECEMBER 31
                                            ----------------------------------
                                               1996         1995       1994(E)
                                            --------     -------     --------
Accumulation unit value, beginning
  of period ..............................  $  11.03     $  9.34     $  10.00
  Income from operations:
    Net investment income (loss) ........       0.30        0.32         0.27
    Net realized and unrealized gain
      (loss) on investments .............       0.72        1.37        (0.93)
                                            --------     -------     --------
        Total income (loss) from
          operations .....................      1.02        1.69        (0.66)
                                            --------     -------     --------
Accumulation unit value,
  end of period ..........................  $  12.05    $  11.03     $   9.34
                                            ========    ========     ========
Total return (a) .........................     9.18%      18.13%       (6.61%)
                                            ========    ========     ========
Ratios and supplemental data:
  Net assets at end of period
    (in thousands) ........................ $ 28,734    $ 16,069     $  7,936
  Ratio of net investment income (loss)
    to average net assets (b) ............     2.69%       3.16%        3.48%

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
SELECTED PER UNIT DATA AND RATIOS*
For the period ended
--------------------------------------------------------------------------------

                                                                                   TACTICAL ASSET
                                                       UTILITY                       ALLOCATION
                                                     SUB-ACCOUNT                    SUB-ACCOUNT
                                                     DECEMBER 31                    DECEMBER 31
                                           -------------------------------     ---------------------
                                            1996        1995       1994(E)       1996        1995(F)
                                           -------     -------     -------     --------      -------
Accumulation unit value, beginning
  of period ...........................    $ 11.68     $  9.45     $ 10.00     $  11.84      $ 10.00
 Income from operations:
  Net investment income (loss)  .......       0.68        0.47        0.33         0.47         0.82
  Net realized and unrealized gain
    (loss) on investments .............       0.49        1.76       (0.88)        1.05         1.02
                                           -------     -------     -------     --------      -------
    Total income (loss) from
      operations ......................       1.17        2.23       (0.55)        1.52         1.84
                                           -------     -------     -------     --------      -------
Accumulation unit value,
  end of period .......................    $ 12.85     $ 11.68     $  9.45     $  13.36      $ 11.84
                                           =======     =======     =======     ========      =======
Total return (a) ......................     10.08%      23.52%      (5.47%)      12.83%       18.43%

Ratios and supplemental data:
 Net assets at end of period
   (in thousands) .....................    $19,972     $10,086     $ 3,786     $125,577      $72,300
 Ratio of net investment income (loss)
   to average net assets (b) ..........      5.68%       4.50%       4.18%        3.72%        7.29%

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                            MERIDIAN/
                                            C.A.S.E.         INVESCO
                                             GROWTH          GLOBAL        VALUE EQUITY
                                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                           DECEMBER 31     DECEMBER 31      DECEMBER 31
                                           -----------     -----------     ------------
                                             1996(G)         1996(G)          1996(G)
                                           -----------     -----------     ------------
Accumulation unit value, beginning
  of period ............................     $ 10.00        $ 10.00           $ 10.00
  Income from operations:
    Net investment income (loss)  ......        0.36           0.04              0.02
    Net realized and unrealized gain
      (loss) on investments ............        0.41           0.47              1.19
                                             -------        -------           -------
       Total income (loss) from
         operations ....................        0.77           0.51              1.21
                                             -------        -------           -------
Accumulation unit value,
  end of period ........................     $ 10.77        $ 10.51           $ 11.21
                                             =======        =======           =======
Total return (a) .......................       7.73%          5.09%            12.13%

Ratios and supplemental data:
  Net assets at end of period
    (in thousands) .....................     $12,542        $ 3,509           $23,759
  Ratio of net investment income (loss)
    to average net assets (b) ..........       5.46%          0.59%             0.33%

-----------------
* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period. See Notes to Selected Per Unit Data and Ratios below.


NOTES TO SELECTED PER UNIT DATA AND RATIOS
(a) For periods less than one year the total return is not annualized.

(b) For periods less than one year the ratio of net investment income to average net assets is annualized.

(c) The inception date of this sub-account was December 3, 1992.

(d) The inception date of this sub-account was March 1, 1993.

(e) The inception date of this sub-account was March 1, 1994.

(f) The inception date of this sub-account was January 3, 1995.

(g) The inception date of this sub-account was May 1, 1996.

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 1996

NOTE 1--ORGANIZATION AND SUMMARY
        OF SIGNIFICANT ACCOUNTING
        POLICIES

   The WRL Series Annuity Account (the "Annuity Account") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Annuity Account encompasses various contract types: the WRL Freedom Variable Annuity and the WRL Freedom Attainer ("Annuity #1"); the WRL Freedom Bellwether and the WRL Freedom Conqueror ("Annuity #2"). Each contains fourteen investment options referred to as sub-accounts. Each sub-account invests in the corresponding portfolio of the WRL Series Fund, Inc. (the "Fund"), a registered management investment company under the Investment Company Act of 1040, as amended. These portfolios and their respective investmen management organizations are as follows:

 PORTFOLIO                         INVESTMENT MANAGER
---------------------              -------------------------------
Money Market                       J.P. Morgan Investment
                                      Management Inc.
Bond                               Janus Capital Corporation
                                      ("JCC")
Growth                             JCC
Short-to-Intermediate              AEGON USA Investment
  Government                          Management, Inc.
                                      ("AEGON
                                      Management")
Global                             JCC
Equity-Income                      Luther King Capital
                                      Management
                                      Corporation
Emerging Growth                    Van Kampen American
                                      Capital Asset
                                      Management, Inc.
Aggressive Growth                  Fred Alger Management, Inc.
Balanced                           AEGON Management
Utility                            Federated Investment Counseling
Tactical Asset Allocation          Dean Investment Associates
C.A.S.E. Growth                    C.A.S.E. Management, Inc.
Meridian/INVESCO Global            Meridian Investment
  Sector                               Management
                                       Corporation/INVESCO
                                       Global Asset
                                       Management Limited
Value Equity                       NWQ Investment
                                       Management
                                       Company, Inc.

   WRL and AEGON Management are indirect wholly-owned subsidiaries of AEGON USA, Inc., which is an indirect wholly-owned subsidiary of AEGON nv, a Netherlands Corporation.

   On May 1, 1996, WRL made an initial contribution of $175,000 to the Annuity Account. The amount of the contribution and the units received are as follows:

 SUB-ACCOUNT        CONTRIBUTION        UNITS
---------------- --------------- ---------------
C.A.S.E. Growth       $  25,000      2,500.000000
Value Equity          $ 150,000     15,000.000000

   The Annuity #2 sub-accounts were established on December 3, 1992 to hold assets that support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.

A. VALUATION OF INVESTMENTS
   The investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 (CONTINUED)

   determined by the Fund on December 31, 1996. Investment transactions are accounted for on the trade date, using the Fund NAV next determined after receipt of sale or redemption order without sales charges. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. FEDERAL INCOME TAXES

   The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2--CHARGES AND DEDUCTIONS

   Charges are assessed by WRL in connection with issuance and administration of the Contracts.

A. CONTRACT CHARGES

   No deduction for sales expenses are made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.

   On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts.

B. ANNUITY #2 SUB-ACCOUNTS CHARGES

   A daily charge equal to an annual rate of 1.40% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3--DIVIDENDS AND DISTRIBUTIONS

   Dividends of the Fund's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining portfolios are typically declared and reinvested semiannually, while capital gain distributions are typically declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Annuity Account the next business day after declaration.

NOTE 4--OTHER MATTERS

   As of December 31, 1996 the equity accounts include net unrealized appreciation (depreciation) on investments as follows:

SUB-ACCOUNT
------------
Money Market                        $       N/A
Bond                                   (191,937)
Growth                               44,870,821
Short-to-Intermediate Government       (105,462)
Global                               25,826,177
Equity-Income                        17,792,022
Emerging Growth                      27,847,684
Aggressive Growth                     3,875,126
Balanced                              2,765,627
Utility                               1,295,261
Tactical Asset Allocation             4,930,303
C.A.S.E. Growth                         630,269
Meridian/INVESCO Global Sector          121,838
Value Equity                          1,532,419

                         Report of Independent Auditors


The Board of Directors
Western Reserve Life Assurance Co. of Ohio


We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio as of December 31, 1996 and 1995, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1996. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" in the balance sheet of the Company. The Separate Account financial statements were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Account, is based solely upon the reports of the other auditors.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in
Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1996 and 1995, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1996.

Also, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.


                                                               ERNST & YOUNG LLP

February 21, 1997

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                        BALANCE SHEETS - STATUTORY BASIS
                             (DOLLARS IN THOUSANDS)


                                                             DECEMBER 31
                                                        1996             1995
                                                     ----------       ----------
ADMITTED ASSETS
Cash and invested assets:
   Cash and short-term investments                   $    2,480       $    4,999
   Bonds                                                359,579          452,474
   Common stocks at market (cost:
     $302 in 1996  and $473 in 1995)                        597              834
   Mortgage loans on real estate                          6,049            6,181
   Home office properties, at cost
     less accumulated depreciation
     ($0 in 1996 and $1,505 in 1995)                      7,962            5,121
   Policy loans                                          52,604           37,125
                                                     ----------       ----------
Total cash and invested assets                          429,271          506,734

Premiums deferred and uncollected                         1,943            1,787
Accrued investment income                                 5,940            7,565
Receivable from affiliates                                1,165            4,337
Transfers from separate accounts                        204,181             --
Other assets                                              3,962            4,264
Separate account assets                               3,527,145        2,419,205


                                                     ----------       ----------
Total admitted assets                                $4,173,607       $2,943,892
                                                     ==========       ==========

SEE ACCOMPANYING NOTES.

                                                               DECEMBER 31
                                                            1996         1995
                                                         ----------   ----------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                $  155,166   $   72,032
     Annuity                                                332,230      319,353
   Policy and contract claim reserves                         8,584        6,612
   Other policyholders' funds                                 3,104        2,633
   Remittances and items not allocated                        9,107        5,136
   Federal income taxes payable                               1,266        1,417
   Asset valuation reserve                                    5,710        5,590
   Interest maintenance reserve                               7,451        6,392
   Payable to affiliate                                      20,463         --
   Other liabilities                                         13,082       10,984
   Separate account liabilities                           3,521,888    2,415,804
                                                         ----------   ----------
Total liabilities                                         4,078,051    2,845,953

Commitments and contingencies

Capital and surplus:
   Common stock, $1.00 par value, 1,500 shares
    authorized, issued and outstanding                        1,500        1,500
   Paid-in surplus                                           68,015       68,015
   Unassigned surplus                                        26,041       28,424
                                                         ----------   ----------
Total capital and surplus                                    95,556       97,939
                                                         ----------   ----------
Total liabilities and capital and surplus                $4,173,607   $2,943,892
                                                         ==========   ==========

SEE ACCOMPANYING NOTES.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                   STATEMENTS OF OPERATIONS - STATUTORY BASIS
                             (DOLLARS IN THOUSANDS)


                                                           YEAR ENDED DECEMBER 31
                                                        1996         1995        1994
                                                     ----------    --------    --------

Revenues:
   Premiums and other considerations,
    net of reinsurance:
     Life                                            $  293,590    $191,508    $150,991
     Annuity                                            740,125     378,390     449,141
   Net investment income                                 36,067      40,891      40,139
   Amortization of interest maintenance reserve           1,335         882         726
   Commissions and expense allowances on
    reinsurance ceded
                                                             11          11          12
   Other income                                          13,398       8,237       6,354
                                                     ----------    --------    --------
                                                      1,084,526     619,919     647,363
Benefits and expenses:
   Benefits paid or provided for:
     Life                                                21,256      17,844      15,921
     Surrender benefits                                 286,406     206,250     196,169
     Other benefits                                      23,270      19,530      18,403
     Increase (decrease) in aggregate reserves for
      policies and contracts:
       Life                                              80,139     (15,132)    (11,618)
       Annuity                                           12,877       5,229     (78,590)
       Other                                                422         109         286
                                                     ----------    --------    --------
                                                        424,370     233,830     140,571
     Insurance expenses:
       Commissions                                      140,261      82,903      78,168
       General insurance expenses                        47,406      37,246      33,100
       Taxes, licenses and fees                          10,848       8,919       5,931
       Transfer to separate accounts                    452,471     242,427     386,174
       Other expenses                                        60          34          18
                                                     ----------    --------    --------
                                                        651,046     371,529     503,391
                                                     ----------    --------    --------
                                                      1,075,416     605,359     643,962
                                                     ----------    --------    --------

Gain from operations before federal
   income taxes and realized capital
    losses on investments                                 9,110      14,560       3,401

Federal income tax expense                                9,297       8,917       3,406
                                                     ----------    --------    --------

Gain (loss) from operations before
   realized capital losses on investments                  (187)      5,643          (5)

Netrealized capital losses on investments
   (net of related federal income taxes
   and amounts transferred to interest
   maintenance reserve)                                    (811)     (1,678)     (1,133)
                                                     ----------    --------    --------
Net income (loss)                                    $     (998)   $  3,965    $ (1,138)
                                                     ==========    ========    ========


SEE ACCOMPANYING NOTES.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

         STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS - STATUTORY BASIS
                             (DOLLARS IN THOUSANDS)


                                                                                      TOTAL
                                                COMMON     PAID-IN     UNASSIGNED  CAPITAL AND
                                                STOCK      SURPLUS      SURPLUS      SURPLUS
                                                ------     -------     ----------  -----------

Balance at January 1, 1994                      $1,500     $23,015      $24,894      $49,409
   Capital contribution                           --        45,000         --         45,000
   Net loss for 1994                              --          --         (1,138)      (1,138)
   Net unrealized capital losses                  --          --             (9)          (9)
   Decrease in non-admitted assets                --          --            368          368
   Decrease in asset valuation reserves
                                                  --          --          4,321        4,321
   Decrease in surplus in separate accounts
                                                  --          --           (748)        (748)
   Other adjustments                              --          --         (2,183)      (2,183)
                                                ------     -------      -------      -------
Balance at December 31, 1994                     1,500      68,015       25,505       95,020
   Net income for 1995                            --          --          3,965        3,965
   Net unrealized capital losses                  --          --           (500)        (500)
   Decrease in non-admitted assets                --          --            903          903
   Decrease in asset valuation reserve            --          --          2,901        2,901
   Increase in surplus in separate accounts
                                                  --          --            541          541
   Change in reserve valuation                    --          --         (3,496)      (3,496)
   Other adjustments                              --          --         (1,395)      (1,395)
                                                ------     -------      -------      -------
Balance at December 31, 1995                     1,500      68,015       28,424       97,939
   Net loss for 1996                              --          --           (998)        (998)
   Net unrealized capital gains                   --          --          1,294        1,294
   Decrease in non-admitted assets                --          --            199          199
   Increase in asset valuation reserve            --          --           (120)        (120)
   Increase in surplus in separate accounts
                                                  --          --            237          237
   Change in reserve valuation                    --          --         (2,995)      (2,995)
                                                ------     -------      -------      -------
Balance at December 31, 1996                    $1,500     $68,015      $26,041      $95,556
                                                ======     =======      =======      =======


SEE ACCOMPANYING NOTES.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                   STATEMENTS OF CASH FLOWS - STATUTORY BASIS
                             (DOLLARS IN THOUSANDS)


                                                  YEAR ENDED DECEMBER 31
                                             1996         1995        1994
                                          ----------    --------    ---------
SOURCES OF CASH
Premiums and other considerations,
 net of reinsurance                       $1,033,565    $569,934    $ 600,405
Net investment income                         38,666      42,359       41,977
Other income                                  12,983       8,052        6,311
                                          ----------    --------    ---------
                                           1,085,214     620,345      648,693

Life claims                                  (20,655)    (16,759)     (14,660)
Surrender benefits and other
 fund withdrawals                           (286,406)   (206,250)    (196,169)
Other benefits to policyholders              (22,129)    (19,041)     (18,251)
Commissions, other expenses and taxes       (196,329)   (128,314)    (119,755)
Net transfers to separate accounts          (658,326)   (242,427)    (386,174)
Dividends to policyholders                       (44)        (26)         (22)
Federal income taxes                          (9,449)     (7,531)      (3,378)
                                          ----------    --------    ---------
Net cash used in operations                 (108,124)         (3)     (89,716)

Proceeds from investments sold,
 matured or repaid:
   Bonds and redeemable preferred stock      122,820     108,554       99,241
   Common stocks                                 175       2,108       80,066
   Mortgage loans on real estate                 132       1,954          132
   Real estate                                 4,304        --           --
   Miscellaneous proceeds                       --          --            (28)
                                          ----------    --------    ---------
Total cash from investments                  127,431     112,616      179,411

Capital contribution                            --          --         45,000
Other sources                                 31,546       2,830        6,135
                                          ----------    --------    ---------
Total sources of cash                         50,853     115,443      140,830

APPLICATIONS OF CASH
Cost of investments acquired:
   Bonds and redeemable preferred stock       26,826     139,402       47,214
   Common stocks                                   4         589       65,911
   Mortgage loans on real estate                --             6        1,004
   Real estate                                 7,837         449           37
   Net increase in policy loans               15,479       9,605        4,496
   Miscellaneous applications                      5        --           --
                                          ----------    --------    ---------
Total investments acquired                    50,151     150,051      118,662

Other applications, net                        3,221       7,115        6,086
                                          ----------    --------    ---------
Total applications of cash                    53,372     157,166      124,748
                                          ----------    --------    ---------
Net change in cash and
 short-term investments                       (2,519)    (41,723)      16,082

Cash and short-term investments
 at beginning of year                          4,999      46,722       30,640
                                          ----------    --------    ---------
Cash and short-term investments
 at end of year                           $    2,480    $  4,999    $  46,722
                                          ==========    ========    =========

SEE ACCOMPANYING NOTES.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                 NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
                             (DOLLARS IN THOUSANDS)

                                DECEMBER 31, 1996

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Western Reserve Life Assurance Co. of Ohio ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is a wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of the Netherlands.

NATURE OF BUSINESS

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states and the District of Columbia. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written is done through one marketing organization; the Company expects to maintain this relationship for the foreseeable future.

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally carried at amortized cost rather than segregating the portfolio into held-to-maturity (carried at amortized cost), available-for-sale (carried at fair value), and trading (carried at fair value) classifications; (b) acquisition costs of acquiring new business are expensed as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding receivable or payable rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement amounts and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (carried as a liability) changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of the entire premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; and (k) pension expense is recorded as amounts are paid rather than accrued and expensed during the periods in which the employers provide service. The effects of these variances have not been determined by the Company.

The National Association of Insurance Commissioners (NAIC) currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1997, will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of any such changes on the Company's statutory surplus cannot be determined at this time and could be material.

Other significant statutory accounting practices are as follows:

CASH AND CASH EQUIVALENTS

For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be cash equivalents. This amount included $6,500 of short-term intercompany notes receivable at December 31, 1995.

INVESTMENTS

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

other asset backed securities at regular intervals and adjusts amortization rates prospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks are carried at market and include shares of mutual funds (money market and other), and the related unrealized capital gains/(losses) are reported in unassigned surplus without any adjustment for federal income taxes. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for anticipated losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses, net of amounts attributed to changes in the general level of interest rates. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 1996, 1995 and 1994, net realized capital gains of $2,394, $554 and $436, respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $1,335, $882 and $726 for the years ended December 31, 1996, 1995 and 1994, respectively.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 1996, 1995 and 1994, the Company excluded investment income due and accrued of $0, $1 and $237, respectively, with respect to such practices.

AGGREGATE RESERVES FOR POLICIES

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by the laws of the State of Ohio.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 5.75 to 9.25 percent and mortality rates, where appropriate, from a variety of tables.

POLICY AND CONTRACT CLAIM RESERVES

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. Because estimates are subject to the effects of trends in claim severity and frequency, the estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

SEPARATE ACCOUNTS

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders. The Company received variable contract premiums of $997,513, $466,822 and $534,372 in 1996, 1995 and 1994, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contractholders have no claim against the assets of the general account.

RECLASSIFICATIONS

Certain reclassifications have been made to the 1995 and 1994 financial statements to conform to the 1996 presentation.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


2.  FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

   INVESTMENT SECURITIES: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or (in the case of private placements) are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

   MORTGAGE LOANS AND POLICY LOANS: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

   INVESTMENT CONTRACTS: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


2.  FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:


                                                                 DECEMBER 31
                                                      1996                               1995
                                           --------------------------    ---------------------------
                                             CARRYING                      CARRYING
                                              VALUE        FAIR VALUE        VALUE       FAIR VALUE
                                           ----------      ----------    ----------     ------------
   ADMITTED ASSETS
   Bonds                                   $  359,579      $  372,319    $  452,474     $   479,656
   Common stocks                                  597             597           834             834
   Mortgage loans on real estate                6,049           6,134         6,181           6,536
   Policy loans                                52,604          52,604        37,125          37,125
   Cash and short-term investments              2,480           2,480         4,999           4,999
   Separate account assets                  3,527,145       3,527,145     2,419,205       2,419,205

   LIABILITIES
   Investment contract liabilities            321,293         314,748       309,556         279,347
   Separate account annuities               2,692,614       2,647,266     1,930,590       1,930,590

3.  INVESTMENTS

The carrying value and estimated fair value of investments in debt securities are as follows:

                                                             GROSS            GROSS        ESTIMATED
                                             CARRYING      UNREALIZED      UNREALIZED         FAIR
                                              VALUE          GAINS           LOSSES          VALUE
                                            ---------      ----------      ----------      ---------
   DECEMBER 31, 1996
   Bonds:
     United States Government and
       agencies                             $ 11,422        $    13         $  292         $ 11,143
     State, municipal and other
       government                              5,504            274             --            5,778
     Public utilities                         14,808            848             80           15,576
     Industrial and miscellaneous            173,097          8,889            910          181,076
     Mortgage-backed securities              154,748          4,617            619          158,746
                                            --------        -------         ------         --------
   Total bonds                              $359,579        $14,641         $1,901         $372,319
                                            ========        =======         ======         ========


                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

           NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)


3.  INVESTMENTS (CONTINUED)

                                                           GROSS       GROSS     ESTIMATED
                                            CARRYING    UNREALIZED   UNREALIZED    FAIR
                                              VALUE        GAINS       LOSSES      VALUE
                                            --------    ----------   ----------  ---------
   DECEMBER 31, 1995
   Bonds:
     United States Government and
       agencies                             $ 11,611     $    64       $129      $ 11,546
     State, municipal and other
       government
     Public utilities                         15,079         940          -        16,019
     Industrial and miscellaneous            219,764      17,444        550       236,658
     Mortgage-backed securities              189,877       8,228        240       197,865
                                            --------     -------       ----      --------
   Total bonds                              $452,474     $28,101       $919      $479,656
                                            ========     =======       ====      ========

The carrying value and fair value of bonds at December 31, 1996 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                               ESTIMATED
                                                  CARRYING        FAIR
                                                   VALUE         VALUE
                                                  --------     ---------

   Due in one year or less                        $ 25,420      $ 25,667
   Due one through five years                       91,070        94,377
   Due five through ten years                       53,798        57,060
   Due after ten years                              34,543        36,468
                                                  --------      --------
                                                   204,831       213,572
   Mortgage and other asset backed securities      154,748       158,747
                                                  --------      --------
                                                  $359,579      $372,319
                                                 =========      ========

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


 .  INVESTMENTS (CONTINUED)

A detail of net investment income is presented below:

                                              YEAR ENDED DECEMBER 31
                                           1996        1995        1994
                                         -------     -------     -------
   Interest on bonds                     $33,969     $38,624     $37,495
   Dividends on equity investments             -          30         700
   Interest on mortgage loans                559         573         616
   Rental income on real estate              919       1,014       1,014
   Interest on policy loans                3,339       2,353       1,830
   Other investment income                     9         328         611
                                         -------     -------     -------
   Gross investment income                38,795      42,922      42,266

   Investment expenses                    (2,728)     (2,031)     (2,127)
                                         -------     -------     --------
   Net investment income                 $36,067     $40,891     $40,139
                                         =======    ========     =======

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                              YEAR ENDED DECEMBER 31
                                           1996        1995         1994
                                         -------     --------     -------
   Proceeds                             $122,820     $108,554     $99,241
                                         =======     ========     =======

   Gross realized gains                 $  2,984     $  1,631     $ 2,019
   Gross realized losses                     791        1,346       1,362
                                         -------     --------     -------
   Net realized gains                   $  2,193     $    285     $   657
                                         =======     ========     =======

At December 31, 1996, bonds with an aggregate carrying value of $5,409 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


3.  INVESTMENTS (CONTINUED)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                         REALIZED
                                              --------------------------------
                                                   YEAR ENDED DECEMBER 31
                                               1996         1995         1994
                                             -------      -------      -------
Debt securities                              $ 2,193      $   285      $   657
Equity securities                               --           --         (1,579)
Mortgage loans                                  --         (1,409)        --
Real estate                                     (606)        --           --
Other invested assets                             (4)        --           --
                                             -------      -------      -------
                                               1,583       (1,124)        (922)

Tax effect                                      --           --            225
Transfer to interest maintenance
  reserve                                     (2,394)        (554)        (436)
                                             -------      -------      -------
Net realized losses                          $  (811)     $(1,678)     $(1,133)
                                             =======      =======      =======

                                                        UNREALIZED
                                            ---------------------------------
                                                  YEAR ENDED DECEMBER 31
                                              1996         1995        1994
                                            --------     --------    --------

Debt securities                             $(14,442)    $ 36,399    $ 43,354
Common stock                                     (66)        (236)      1,009
                                            --------     --------    --------
Change in unrealized appreciation
  (depreciation)                            $(14,508)    $ 36,163    $(42,345)
                                            ========     ========    ========

Gross unrealized gains (losses) on common stocks were as follows:

                                            UNREALIZED
                                  ------------------------------
                                      YEAR ENDED DECEMBER 31
                                  1996         1995         1994
                                  ----         ----         ----

Unrealized gains                  $295         $361         $597
Unrealized losses                  --           --           --
                                  ----         ----         ----
Net unrealized gains              $295         $361         $597
                                  ====         ====         ====

The Company issued no mortgage loans during 1996. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 73%. The Company requires all mortgagees to carry fire insurance equal to the value of the underlying property.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


3.  INVESTMENTS (CONTINUED)

During 1996, 1995 and 1994, no mortgage loans were foreclosed and transferred to real estate. During 1994, a mortgage loan loss reserve of $1,033 was established. This reserve was released in 1995 coincident with the loss recognition of $1,409 on a loan payoff.

At December 31, 1996, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve.


4.  REINSURANCE

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

                                    1996              1995             1994
                                -----------       -----------      -----------

Direct premiums                 $ 1,034,757       $   570,413      $   600,608
Reinsurance assumed                   2,063             1,569            1,232
Reinsurance ceded                    (3,105)           (2,084)          (1,708)
                                -----------       -----------      -----------
Net premiums earned             $ 1,033,715       $   569,898      $   600,132
                                ===========       ===========      ===========

The Company received reinsurance recoveries in the amount of $2,156, $512 and $1,146 during 1996, 1995 and 1994, respectively. At December 31, 1996 and 1995, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $974 and $601, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1996 and 1995 of $1,140 and $848, respectively.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


5.  INCOME TAXES

The Company files a separate federal income tax return.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before taxes and realized capital gains (losses) for the following reasons:

                                                  1996       1995       1994
                                                -------    -------    -------

Computed tax at federal statutory rate (35%)    $ 3,189    $ 5,096    $ 1,190
Deferred acquisition costs - tax basis            7,172      4,241      4,043
Tax reserve valuation                              (696)       (34)    (1,353)
Excess tax depreciation                             (65)       (49)      (258)
Amortization of IMR                                (467)      (309)      (254)
Other, net                                          164        (28)        38
                                                -------    -------    -------
Federal income tax expense                      $ 9,297    $ 8,917    $ 3,406
                                                =======    =======    =======

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($293 at December 31, 1996). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $103.

In 1995, the Company reached a final settlement with the Internal Revenue Service for 1987 through 1993 resulting in taxes of $1,275 and interest of $120 (net of $65 tax effect). The assessment was charged to surplus as a prior period adjustment. An examination is currently underway for years 1994 through 1995.

During 1994, the Company settled tax years 1980 through 1986 with the Internal Revenue Service, which resulted in a charge to surplus of $1.8 million as a prior period adjustment.

At December 31, 1996, the Company had capital loss carryforwards of approximately $11,101 which expire through 2001.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


6.  POLICY AND CONTRACT ATTRIBUTES

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately .04% and 7.7% of life insurance in force at December 31, 1996 and 1995, respectively.

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products, primarily separate accounts, that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                                                                       DECEMBER 31
                                                            1996                          1995
                                                   ----------------------        ------------------------
                                                                  PERCENT                        PERCENT
                                                    AMOUNT       OF TOTAL          AMOUNT       OF TOTAL
                                                  ----------     --------        ----------     --------
   Subject to discretionary withdrawal with
     market value adjustment                      $   14,881         1%          $   13,422         1%
   Subject to discretionary withdrawal at
     book value less surrender charge                 63,619         2               60,970         3
   Subject to discretionary withdrawal at
     market value                                  2,692,614        89            1,930,590        85
   Subject to discretionary withdrawal at
     book value (minimal or no charges or
     adjustments)                                    239,204         7              227,549        10
   Not subject to discretionary withdrawal
     provision                                        17,603         1               20,034         1
                                                  -----------    --------       -----------     --------
                                                   3,027,921       100%           2,252,565       100%
                                                                 ========                       ========

   Less reinsurance ceded                                  -                             -
                                                  ----------                    ----------
   Total policy reserves on annuities and
     deposit fund liabilities                     $3,027,921                    $2,252,565
                                                  ==========                    ==========

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


6.  POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                      1996        1995         1994
                                                   ---------    ---------    ---------
Transfers as reported in the summary of
  operations of the separate accounts statement:
  Transfers to separate accounts                   $ 997,513    $ 466,882    $ 534,372
  Transfers from separate accounts                   339,523      224,416      148,582
                                                   ---------    ---------    ---------
Net transfers to separate accounts                   657,990      242,466      385,790

Reconciling adjustments - change in accruals for
  investment management, administration fees
  and contract guarantees                           (205,519)         (39)         384
                                                   =========    =========    =========
Transfers as reported in the summary of
  operations of the life, accident and health
  annual statement                                 $ 452,471    $ 242,427    $ 386,174
                                                   =========    =========    =========

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1996 and 1995, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                GROSS       LOADING       NET
                                               -------      -------     -------
DECEMBER 31, 1996
Ordinary direct first year business            $    40      $     9     $    31
Ordinary direct renewal business                 1,431          225       1,206
Group life direct business                         622         --           622
Annuity renewal business                            94           10          84
                                               -------      -------     -------
                                               $ 2,187      $   244     $ 1,943
                                               =======      =======     =======

DECEMBER 31, 1995
Ordinary direct first year business            $    47      $    17     $    30
Ordinary direct renewal business                 1,707          229       1,478
Group life direct business                         379         --           379
Reinsurance ceded                                 (100)        --          (100)
                                               -------      -------     -------
                                               $ 2,033      $   246     $ 1,787
                                               =======      =======     =======

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


6.  POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

At December 31, 1996 and 1995, the Company had insurance in force aggregating $1,904 and $2,374, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Department of the State of Ohio. The Company established policy reserves of $27 and $32 to cover these deficiencies at December 31, 1996 and 1995, respectively.

In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $2,995 and $3,496 was made for the years ended December 31, 1996 and 1995, respectively, related to the change in reserve methodology.


7.  DIVIDEND RESTRICTIONS

Generally, an insurance company's ability to pay dividends is limited to the amount that their net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payment of such amounts as dividends may be subject to approval by regulatory authorities.


8.  RETIREMENT AND COMPENSATION PLANS

The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB Statement No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $581, $505 and $397 for the years ended December 31, 1996, 1995 and 1994, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Pension expense related to this plan was $184, $305 and $250 for the years ended December 31, 1996, 1995 and 1994, respectively.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


8.  RETIREMENT AND COMPENSATION PLANS (CONTINUED)

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $98, $86 and $70 for the years ended December 31, 1996, 1995 and 1994, respectively.


9.  RELATED PARTY TRANSACTIONS

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1996, 1995 and 1994, the Company paid $10,038, $8,825 and $7,497, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 1996, 1995 and 1994, the Company received $3,271, $4,545 and $3,261, respectively, for such services, which approximates their cost. The Company had a net receivable (payable) with affiliates of $(19,298) and $4,337 at December 31, 1996 and 1995, respectively.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.48% at December 31, 1996. During 1996, 1995 and 1994, the Company paid (received) net interest of $138, $(294) and $49, respectively, to affiliates.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


9.  RELATED PARTY TRANSACTIONS (CONTINUED)

The Company received capital contributions of $45,000 from its immediate parent, First AUSA Life Insurance Company, in 1994.

At December 31, 1995, the Company has a $6,500 short-term note receivable from an affiliate. Interest on this note accrues at 5.82%.


10.  COMMITMENTS AND CONTINGENCIES

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company. The Company has established a reserve of $4,344 and $4,445 and an offsetting premium tax benefit of $1,218 and $1,319 at December 31, 1996 and 1995, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $212, $1,950 and $618 at December 31, 1996, 1995 and 1994, respectively.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                        SUMMARY OF INVESTMENTS OTHER THAN
                         INVESTMENTS IN RELATED PARTIES
                             (DOLLARS IN THOUSANDS)

                                DECEMBER 31, 1996


SCHEDULE I

                                                                     AMOUNT AT
                                                                    WHICH SHOWN
                                                           MARKET      IN THE
                TYPE OF INVESTMENT             COST (1)    VALUE   BALANCE SHEET
               -------------------            ---------  --------  -------------

FIXED MATURITIES
Bonds:
   United States Government and government
     agencies and authorities                 $ 91,807   $ 93,675     $ 91,581
   State, municipalities and political
     subdivisions                                1,498      1,533        1,497
   Foreign governments                           4,006      4,245        4,006
   Public utilities                             14,852     15,576       14,808
   All other corporate bonds                   249,093    257,290      247,687
                                              --------   --------     --------
Total fixed maturities                         361,256    372,319      359,579

EQUITY SECURITIES
Common stocks:
   Industrial, miscellaneous and all other         302        597          597
                                              --------   --------     --------
Total equity securities                            302        597          597

Mortgage loans on real estate                    6,049                   6,049
Real estate                                      7,962                   7,962
Policy loans                                    52,604                  52,604
Cash and short-term investments                  2,480                   2,480
                                              --------                --------
Total investments                             $430,653                $429,271
                                              ========                ========



(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments.



                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                       SUPPLEMENTARY INSURANCE INFORMATION
                             (DOLLARS IN THOUSANDS)


SCHEDULE III

                       FUTURE POLICY     POLICY AND                      NET         BENEFITS        OTHER
                        BENEFITS AND      CONTRACT       PREMIUM     INVESTMENT     AND CLAIMS     OPERATING
                         EXPENSES       LIABILITIES      REVENUE       INCOME*       EXPENSES      EXPENSES*
                       -------------    -----------    ----------    ----------     ----------     ---------
YEAR ENDED DECEMBER 31,
  1996
Individual life           $145,964        $7,017       $  289,375     $ 8,228        $ 47,051       $124,181
Group life and               9,202           713            4,215       3,940           2,529          2,818
   health
Annuity                    332,230           854          740,125      23,899         281,352         71,576
                       -----------        ------       ----------     -------        --------       --------
                          $487,396        $8,584       $1,033,715     $36,067        $330,932       $198,575
                       ===========        ======       ==========     =======        ========       ========

YEAR ENDED DECEMBER 31,
  1995
Individual life          $  64,128        $5,811       $  188,143    $  9,470        $ 36,032      $ 83,709
Group life                   7,904           701            3,365       1,054           2,217           946
Annuity                    319,353           100          378,390      30,367         205,375        44,447
                       -----------        ------       ----------    --------        --------      --------
                          $391,385        $6,612       $  569,898     $40,891        $243,624      $129,102
                       ===========       =======       ==========     =======        ========      ========

YEAR ENDED DECEMBER 31,
  1994
Individual life          $  76,345        $4,501       $  147,282     $10,146        $ 29,254      $ 71,825
Group life                   7,323           481            3,709         372           1,754         1,329
Annuity                    314,124           137          449,141      29,621         199,485        44,063
                       -----------        ------       ----------     -------        --------      --------
                          $397,792        $5,119       $  600,132     $40,139        $230,493      $117,217
                       ===========       =======       ==========     =======        ========      ========

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.



                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                                   REINSURANCE
                             (DOLLARS IN THOUSANDS)


SCHEDULE IV

                                                                ASSUMED                       PERCENTAGE
                                                CEDED TO         FROM                         OF AMOUNT
                                   GROSS         OTHER           OTHER           NET           ASSUMED
                                  AMOUNT        COMPANIES      COMPANIES        AMOUNT          TO NET
                                -----------    -----------    -----------    -----------      ----------
YEAR ENDED DECEMBER 31, 1996
Life insurance in force         $28,168,880    $ 4,463,986    $ 2,210,601    $25,915,495            8.5%
                                ===========    ===========    ===========    ===========      ==========
Premiums:
   Individual life              $   292,239    $     2,863    $      --      $   289,376            0.0%
   Group life and health              2,393            242          2,063          4,214           49.0
   Annuity                          740,125           --             --          740,125            0.0
                                -----------    -----------    -----------    -----------      ----------
                                $ 1,034,757    $     3,105    $     2,063    $ 1,033,715            0.2%
                                ===========    ===========    ===========    ===========      ==========

YEAR ENDED DECEMBER 31, 1995
Life insurance in force         $19,438,203    $ 1,365,119    $ 1,619,378    $19,692,462            8.2%
                                ===========    ===========    ===========    ===========      ==========
Premiums:
   Individual life              $   189,870    $     1,727    $      --      $   188,143            0.0%
   Group life                         2,153            357          1,569          3,365           46.6
   Annuity                          378,390           --             --          378,390            0.0
                                -----------    -----------    -----------    -----------      ----------
                                $   570,413    $     2,084    $     1,569    $   569,898            0.2%
                                ===========    ===========    ===========    ===========      ==========

YEAR ENDED DECEMBER 31, 1994
Life insurance in force         $14,321,386    $ 1,090,845    $ 1,271,402    $14,501,943            8.8%
                                ===========    ===========    ===========    ===========      ==========
Premiums:
   Individual life              $   148,766    $     1,484    $      --      $   147,282            0.0%
   Group life                         2,701            224          1,232          3,709           33.0
   Annuity                          449,141           --             --          449,141            0.0
                                -----------    -----------    -----------    -----------      ----------
                                $   600,608    $     1,708    $     1,232    $   600,132            0.4%
                                ===========    ===========    ===========    ===========      ==========

WRL Series Annuity Account

                                     PART C

                                OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements


               The financial statements for the WRL Series Annuity Account and for Western Reserve Life Assurance Co. of Ohio ("Western Reserve") are included in Part B.


          (b)  Exhibits


               (1) Copy of resolution of the Board of Directors
                   of Western Reserve establishing the Series Account. 1/


               (2) Not Applicable.

               (3) Distribution of Contracts


                   (a) Form of Master Service and Distribution Compliance
                       Agreement. 4/
                   (b) Form of Broker/Dealer Supervisory and Service Agreement.
                       2/
                   (c) Form of Broker/Dealer Supervisory and Service Agreement.
                       6/

               (4) (a) Specimen Flexible Payment Variable Accumulation Deferred
                       Annuity Contract. 5/
                   (b) Contract Loan Endorsements. 7/
                   (c) (i)  Other Endorsements. 7/
                       (ii) Form of Other Endorsements.  7/
                   (d) Tax Sheltered Annuity Endorsements. 8/
                   (e) Endorsement (Form END00117-04/95). 8/

               (5) Application for Flexible Payment Variable Accumulation
                   Deferred Annuity Contract. 7/

               (6) (a) Copy of Second Amended Articles of Incorporation of
                       Western Reserve. 3/
                   (b) Copy of Amended Code of Regulations of Western Reserve.
                       4/


               (7) Not Applicable.

               (8) Not Applicable.


               (9) Opinion and Consent of William H. Geiger, Esq. as to Legality
                   of Securities Being Registered. 6/

              (10) (a) Written Consent of Sutherland, Asbill & Brennan, L.L.P.
                   (b) Written Consent of Ernst & Young LLP.
                   (c) Written Consent of Price Waterhouse LLP.


              (11) Not Applicable.

              (12) Not Applicable.


              (13) Schedules for Computation of Performance Quotations. 7/


              (14) Not Applicable.


              (15) (a) Powers of Attorney. 8
                   (b) Power of Attorney - James R. Walker 9/


---------------------


1/ This exhibit was previously filed on Form N-4 dated October 11, 1988 (File No. 33-24856) andis incorporated herein by reference.
2/ This exhibit was previously filed on Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement dated December 19, 1989 (File No. 33-31140) and is incorporated herein by reference.
3/ This exhibit was previously filed on Post-Effective Amendment No. 1 to the Form N-4 Registration Statement dated May 1, 1989 (File No. 33-24856) and is incorporated herein by reference.
4/ This exhibit was previously filed on Post-Effective Amendment No. 3 to the Form N-4 Registration Statement dated March 1, 1991 (File No. 33-24856) and is incorporated herein by reference.
5/ This exhibit was previously filed on the Form N-4 Registration Statement dated July 10, 1992 (File No. 33-49556) and is incorporated herein by reference.
6/ This exhibit was previously filed on Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement dated October 2, 1992 (File No. 33-49556) and is incorporated herein by reference.
7/ This exhibit was previously filed on Post-Effective Amendment No. 1 to the Form N-4 Registration Statement dated April 28, 1993 File No. 33-49558) and is incorporated herein by reference.
8/ This exhibit was previously filed on Post-Effective Amendment No. 4 to the Form N-4 Registration Statement Dated April 25, 1995 (File No. 33-49558) and is incorporated herein by reference.
9/ This exhibit was previously filed on Post-Effective Amendment No. 7 to the Form N-4 Registration Statement Dated December 23, 1996 (File No. 33-49556) and is incorporated herein by reference.


Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                               PRINCIPAL                        POSITION AND OFFICES
       NAME                 BUSINESS ADDRESS                        WITH DEPOSITOR
       ----                 ----------------                    --------------------
John R. Kenney                     (1)                          Chairman of the Board,
                                                                Chief Executive Officer
                                                                and President
Patrick S. Baird            4333 Edgewood Rd. N.E.              Director
                            Cedar Rapids, Iowa 52499

Lyman H. Treadway           30195 Chagrin Boulevard             Director
                            Suite 210N
                            Cleveland, Ohio  44124

Jack E. Zimmerman           507 St. Michel Circle               Director
                            Kettering, Ohio  45429


                                      C-2



                               PRINCIPAL                        POSITION AND OFFICES
    NAME                    BUSINESS ADDRESS                        WITH DEPOSITOR
    ----                    ----------------                    --------------------

James R. Walker             3320 Office Park Drive              Director
                            Dayton, Ohio  45439

Alan M. Yaeger                     (1)                          Executive Vice
                                                                President, Actuary
                                                                and Chief Financial Officer
G. John Hurley                     (1)                          Executive Vice
                                                                President

William H. Geiger                  (1)                          Senior Vice President,
                                                                Secretary and
                                                                General Counsel

Allan J. Hamilton                  (1)                          Vice President, Treasurer and
                                                                Controller

-------------------------
(1)  201 Highland Avenue, Largo, Florida 33770


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

VERENGING AEGON Netherlands Membership Association

AEGON n.v. Netherlands Corporation  (53.63%)

   AEGON Netherland N.V. Netherlands Corporation (100%)

   AEGON Nevark Holding B.V. Netherlands Corporation (100%)

   Groninger Financieringen B.V. Netherlands Corporation (100%)

   AEGON International N.V. Netherlands Corporation (100%)

       Voting Trust - (Trustees - K.J. Storm, Donald J. Shepard, H.B. Van Wijk,
        Dennis Hersch)

       AEGON U.S. Holding Corporation (DE) (100%)
         Short Hills Management Company (NJ) (100%)
         CORPA Reinsurance Company (NY) (100%)
         AEGON Management Company (IN) (100%)
         RCC North America Inc. (DE) (100%)

      AEGON USA, Inc. - Holding Co.  (IA) (100%
         First AUSA Life Insurance Company - Insurance Holding Co. (MD) (100%) AUSA Life Insurance Company, Inc. - Insurance (NY) (100%)
         Life Investors Insurance Company of America - Insurance (IA) (100%) Bankers United Life Assurance Company - Insurance (IA) (100%)
         PFL Life Insurance Company - Insurance (IA) (100%)
         Southwest Equity Life Insurance Company - Insurance (AZ) (100% Voting
          Common)
         Iowa Fidelity Life Insurance Company Insurance (AZ) (100% Voting
          Common)
         Western Reserve Life Assurance Company of Ohio - Insurance (OH) (100%)
            WRL Series Fund, Inc. - Mutual fund  (MD)
         Monumental Life Insurance Company - Insurance (MD) (100%)
            Monumental General Casualty Company - Insurance (MD) (100%)
            United Financial Services, Inc. - General Agency (MD) (100%) Bankers Financial Life Insurance Company - Insurance (AZ)

            The Whitestone Corporation - Insurance agency (MD) (100%) Cadet Holding Corp. - Holding company (IA) (100%)

      AUSA Holding Company - Holding company (MD) (100%)
         Monumental General Insurance Group, Inc. - Holding company (MD) (100%)
          Monumental General Administrators, Inc. - Provides management services to unaffiliated third party administrator  (MD) (100%)
            Executive Management and Consultant Services, Inc. - Provides
             actuarial consulting services  (MD) (100%)
         Monumental General Mass Marketing, Inc. - Marketing arm for sale of mass marketed insurance coverages (MD) (100%)
         AUSA Financial Markets, Inc. - Marketing (IA) (100%)
         Universal Benefits Corporation - Third party administrator (IA) (100%) Investors Warranty of America, Inc. - Provider of automobile extended maintenance contracts (IA) (100%)
         Massachusetts Fidelity Trust Company - Trust company (IA) (100%)
         Money Services, Inc. - Provides financial counseling for employees and agents of affiliated companies (DE) (100%)
         Zahorik Company, Inc. - Broker-dealer (CA) (100%)
            ZCI, Inc. (AL) (100%)
         Intersecurities, Inc. - Broker-dealer (DE) (100%)
            ISI Insurance Agency Inc. & its Subsidiaries - Insurance agency (CA)
             (100%)
            Associated Mariner Financial Group, Inc. - Holding company management services (MI) (100%)
               Mariner Financial Services, Inc. - Broker/Dealer (MI) (100%)
                 Mariner/ISI Planning Corporation - Financial planning (MI)
                  (100%)
               Associated Mariner Agency, Inc. and its Subsidiaries- Insurance
                agency (MI)(100%)
               Mariner Mortgage Corporation - Mortgage origination (MI) (100%) Idex Investor Services, Inc. - Shareholder services (FL) (100%)
         Idex Management, Inc. - Investment advisor (DE) (50%)
            Idex Series Fund - Mutual fund (MA)
         Transunion Casualty Company - Insurance (IA) (100%)
         AUSA Institutional Marketing Group, Inc. - Insurance agency (MN) (100%) Colorado Annuity Agency, Inc. - Insurance agency (MN) (100%) Diversified Investment Advisors, Inc. - Registered investment advisor
          (DE) (100%)
            Diversified Investors Securities Corporation - Broker-dealer (DE)
             (100%)
         AEGON USA Securities, Inc. - Broker-dealer (IA) (100%)
             AEGON USA Managed Portfolios, Inc. - Mutual fund  (MD)
         American Forum for Fiscal Fitness, Inc. - Marketing (IA) (100%) Supplemental Insurance Division, Inc. - Insurance (TN) (100%)
         Creditor Resources, Inc. - Credit insurance (MI) (100%)
             CRC Creditor Resources Canadian Dealer Network Inc. - Insurance
              agency (Canada)
         AEGON USA Investment Management, Inc. - Investment advisor (IA) (100%) AEGON USA Realty Advisors, Inc. - Provides real estate administrative and real estate investment services  (IA) (100%)
             QUANTRA Corporation - (DE) (100%)
              QUANTRA Software Corporation - (DE) (100%)
             Landauer Realty Advisors, Inc. - Real estate counseling (IA) (100%) Landauer Associates, Inc. - Real estate counseling (DE) (100%) AEGON USA Realty Management, Inc. - Real estate management (IA)
              (100%)
             Realty Information Systems, Inc. - Information systems for real estate investment management (IA) (100%)

             USP Real Estate Investment Trust - Real estate investment trust
              (IA) Cedar Income Fund Ltd. - Real estate investment trust (IA)

Item 27. NUMBER OF CONTRACTOWNERS.


      As of March 31, 1997, 12,337 non-qualified contracts and 29,790 qualified contracts were In Force.


Item 28. INDEMNIFICATION

      Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                          OHIO GENERAL CORPORATION LAW

      SECTION 1701.13 AUTHORITY OF CORPORATION.

      (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

      (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

               (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

               (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

      (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

      (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

               (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

               (b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

               (c) By the shareholders;

               (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

      Any determination made by the disinterested directors under division
(E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

      (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and
(2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

                   (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

                   (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

               (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

      (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

      (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

      (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or
(7).

      (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

           SECOND AMENDED ARTICLES OF INCORPORATION OF WESTERN RESERVE

                                 ARTICLE EIGHTH

      EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

      (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

      (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

      (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or
(b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

      (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

      (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

      (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

      (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

      (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

                 AMENDED CODE OF REGULATIONS OF WESTERN RESERVE

                                    ARTICLE V

                    INDEMNIFICATION OF DIRECTORS AND OFFICERS

      Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                              RULE 484 UNDERTAKING

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   Item 29.  PRINCIPAL UNDERWRITER

             (a)    InterSecurities, Inc. ("ISI"), formerly known as
                    Idex Distributors, Inc. and before that, as Pioneer Western Distributors, Inc., also currently distributes securities of WRL Series Life Account and the mutual funds managed by Idex Management, Inc., an affiliate of ISI.

             (b)    Directors and Officers of ISI

                               PRINCIPAL            POSITION AND OFFICES
          NAME              BUSINESS ADDRESS          WITH UNDERWRITER
          ----              ----------------        --------------------

   John R. Kenney                (1)                Chairman of the Board

   G. John Hurley                (1)                Director, President and
                                                    Chief Executive Officer

   Thomas R. Moriarty            (1)                Senior Vice President

   William H. Geiger             (1)                Secretary and Director

   William G. Cummings           (1)                Vice President and Treasurer

   --------------------------
   (1)  201 Highland Avenue, Largo, Florida 33770

           (c)    Compensation to Principal Underwriter

                  Not Applicable

   Item 30.       LOCATION OF ACCOUNTS AND RECORDS

                  All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve, 201 Highland Avenue, Largo, Florida 33770.

   Item 31.       MANAGEMENT SERVICES

                  Not Applicable

   Item 32.       UNDERTAKINGS

                  Western Reserve Life Assurance Co. of Ohio ("Western Reserve") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

   Item 33.       SECTION 403(B)(11) REPRESENTATION

                  Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1)
                  - (4) thereof have been complied with.

                  TEXAS ORP REPRESENTATION

                  The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Largo, State of Florida, on this 18th day of April, 1997.


                                         WRL SERIES ANNUITY ACCOUNT
                                         (Registrant)

                                         By: /s/ JOHN R. KENNEY
                                            -------------------------
                                             John R. Kenney, Chairman of the
                                             Board, Chief Executive Officer
                                             and President of Western
                                             Reserve Life Assurance Co. of
                                             Ohio

                                         WESTERN RESERVE LIFE ASSURANCE
                                         CO. OF OHIO
                                         (Depositor)

                                          By: /s/ JOHN R. KENNEY
                                             -------------------------
                                              John R. Kenney, Chairman of
                                              the Board, Chief Executive
                                              Officer and President

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                              TITLE                          DATE

 /s/ JOHN R. KENNEY             Chairman of the Board,            April 18, 1997
------------------------        Chief Executive Officer
John R. Kenney                  and President
                                (Principal Executive
                                Officer)


 /s/ ALAN M. YAEGER             Executive Vice President,         April 18, 1997
-------------------------       Actuary and Chief Financial
Alan M. Yaeger                  Officer


 /s/ ALLAN J. HAMILTON          Vice President, Treasurer         April 18, 1997
-------------------------       and Controller
Allan J. Hamilton

 /s/ PATRICK S. BAIRD           Director                          April 18, 1997
 --------------------
Patrick S. Baird */

 /s/ LYMAN H. TREADWAY          Director                          April 18, 1997
 ---------------------
Lyman H. Treadway */

 /s/JACK E. ZIMMERMAN           Director                          April 18, 1997
 --------------------
Jack E. Zimmerman */

 /s/ JAMES R. WALKER            Director                          April 18, 1997
 -------------------
James R. Walker */

*/  /s/ THOMAS E. PIERPAN
    ---------------------
     Signed by Thomas E. Pierpan
     As Attorney-in-fact